Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC
Entity Central Index Key	0000004904
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 15,530,071,139
Entity Common Stock, Shares Outstanding	480,807,156

Consolidated Statements of Income (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Utility Operations	$ 13,687	$ 12,733	$ 13,326
Other Revenues	740	756	1,114
TOTAL REVENUES	14,427	13,489	14,440
Expenses
Fuel and Other Consumables Used for Electric Generation	4,029	3,478	4,474
Purchased Electricity for Resale	1,000	1,053	1,281
Other Operation	3,132	2,620	2,856
Maintenance	1,142	1,205	1,053
Gain on Settlement of TEM Litigation	0	0	(255)
Depreciation and Amortization	1,641	1,597	1,483
Taxes Other Than Income Taxes	820	765	761
TOTAL EXPENSES	11,764	10,718	11,653
OPERATING INCOME	2,663	2,771	2,787
Other Income (Expense):
Interest and Investment Income	38	11	57
Carrying Costs Income	70	47	83
Allowance for Equity Funds Used During Construction	77	82	45
Interest Expense	(999)	(973)	(957)
INCOME BEFORE INCOME TAX EXPENSE AND EQUITY EARNINGS	1,849	1,938	2,015
Income Tax Expense	643	575	642
Equity Earnings of Unconsolidated Subsidiaries	12	7	3
Income Before Discontinued Operations and Extraordinary Loss	1,218	1,370	1,376
Discontinued Operations, Net of Tax	0	0	12
INCOME BEFORE EXTRAORDINARY LOSS	1,218	1,370	1,388
EXTRAORDINARY LOSS, NET OF TAX	0	(5)	0
NET INCOME	1,218	1,365	1,388
Less: Net Income Attributable to Noncontrolling Interests	4	5	5
Net Income Attributable to AEP Shareholders	1,214	1,360	1,383
Less: Preferred Stock Dividend Requirements of Subsidiaries	3	3	3
EARNINGS ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 1,211	$ 1,357	$ 1,380
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	479,373,306	458,677,534	402,083,847
Income Before Discontinued Operations and Extraordinary Loss	$ 2.53	$ 2.97	$ 3.4
Discontinued Operations, Net of Tax	$ 0	$ 0	$ 0.03
Income Before Extraordinary Loss	$ 2.53	$ 2.97	$ 3.43
Extraordinary Loss, Net of Tax	$ 0	$ (0.01)	$ 0
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 2.53	$ 2.96	$ 3.43
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	479,601,442	458,982,292	403,640,708
Income Before Discontinued Operations and Extraordinary Loss	$ 2.53	$ 2.97	$ 3.39
Discontinued Operations, Net of Tax	$ 0	$ 0	$ 0.03
Income Before Extraordinary Loss	$ 2.53	$ 2.97	$ 3.42
Extraordinary Loss, Net of Tax	$ 0	$ (0.01)	$ 0
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 2.53	$ 2.96	$ 3.42
CASH DIVIDENDS PAID PER SHARE	$ 1.71	$ 1.64	$ 1.64

Consolidated Statements of Changes in Equity and Comprehensive Income (Loss) (USD $) In Millions, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interests [Member]	Total
Beginning Balance at Dec. 31, 2007	$ 2,743	$ 4,352	$ 3,138	$ (154)	$ 18	$ 10,097
Beginning Balance, Shares at Dec. 31, 2007						421,926,696
Adoption of Guidance for Split-Dollar Life Insurance Accounting, Net of Tax of			(10)			(10)
Adoption of Guidance for Fair Value Accounting, Net of Tax			(1)			(1)
Issuance of Common Stock, Value	28	131				159
Issuance of Common Stock, Shares	4,000,000					4,394,552
Reissuance of Treasury Shares		40				40
Common Stock Dividends			(660)		(6)	(666)
Preferred Stock Dividend Requirements of Subsidiaries			(3)			(3)
Other Changes in Equity		4				4
Subtotal - Equity						9,620
Other Comprehensive Income (Loss), Net of Taxes:
Cash Flow Hedges, Net of Tax				4		4
Securities Available for Sale, Net of Tax				(16)		(16)
Amortization of Pension and OPEB Deferred Costs, Net of Tax				12		12
Pension and OPEB Funded Status, Net of Tax				(298)		(298)
Net Income			1,383		5	1,388
Total Comprehensive Income						1,090
Ending Balance at Dec. 31, 2008	2,771	4,527	3,847	(452)	17	10,710
Ending Balance, Shares at Dec. 31, 2008						426,321,248
Issuance of Common Stock, Value	468	1,311				1,779
Issuance of Common Stock, Shares	72,000,000					72,012,017
Common Stock Dividends			(753)		(5)	(758)
Preferred Stock Dividend Requirements of Subsidiaries			(3)			(3)
Purchase of JMG		37			(18)	19
Other Changes in Equity		(51)			1	(50)
Subtotal - Equity						11,697
Other Comprehensive Income (Loss), Net of Taxes:
Cash Flow Hedges, Net of Tax				7		7
Securities Available for Sale, Net of Tax				11		11
Reapplication of Regulated Operations Accounting Guidance for Pensions, Net of Tax				15		15
Amortization of Pension and OPEB Deferred Costs, Net of Tax				23		23
Pension and OPEB Funded Status, Net of Tax				22		22
Net Income			1,360		5	1,365
Total Comprehensive Income						1,443
Ending Balance at Dec. 31, 2009	3,239	5,824	4,451	(374)	0	13,140
Ending Balance, Shares at Dec. 31, 2009						498,333,265
Issuance of Common Stock, Value	18	75				93
Issuance of Common Stock, Shares	3,000,000					2,781,616
Common Stock Dividends			(820)		(4)	(824)
Preferred Stock Dividend Requirements of Subsidiaries			(3)			(3)
Other Changes in Equity		5				5
Subtotal - Equity						12,411
Other Comprehensive Income (Loss), Net of Taxes:
Cash Flow Hedges, Net of Tax				26		26
Securities Available for Sale, Net of Tax				(8)		(8)
Amortization of Pension and OPEB Deferred Costs, Net of Tax				22		22
Pension and OPEB Funded Status, Net of Tax				(47)		(47)
Net Income			1,214		4	1,218
Total Comprehensive Income						1,211
Ending Balance at Dec. 31, 2010	$ 3,257	$ 5,904	$ 4,842	$ (381)	$ 0	$ 13,622
Ending Balance, Shares at Dec. 31, 2010						501,114,881

Consolidated Statements of Changes in Equity and Comprehensive Income Loss (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flow Hedges, Tax	$ 14	$ 4	$ 2
Securities Available for Sale, Tax	4	6	9
Amortization of Pension and OPEB Deferred Costs, Tax	12	13	7
Adoption of Guidance for Split-Dollar Life Insurance Accounting - Tax			6
Adoption of Guidance for Fair Value Accounting - Tax			0
Pension and OPEB Funded Status - Tax	25	12	161
Reapplication of Regulated operations accounting guidance for pensions tax		$ 8

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 294		$ 490
Other Temporary Investments	416		363
Accounts Receivable:
Customers	683		492
Accrued Unbilled Revenues	195		503
Pledged Accounts Receivable - AEP Credit	949		0
Miscellaneous	137		92
Allowance for Uncollectible Accounts	(41)		(37)
Total Accounts Receivable	1,923		1,050
Fuel	837		1,075
Materials and Supplies	611		586
Risk Management Assets	232		260
Accrued Tax Benefits	389		547
Regulatory Asset for Under-Recovered Fuel Costs	81		85
Margin Deposits	88		89
Prepayments and Other Current Assets	145		211
TOTAL CURRENT ASSETS	5,016		4,756
Electric:
Generation	24,352		23,045
Transmission	8,576		8,315
Distribution	14,208		13,549
Other Property, Plant and Equipment (including nuclear fuel and coal mining)	3,846		3,744
Construction Work in Progress	2,758		3,031
Total Property, Plant and Equipment	53,740		51,684
Accumulated Depreciation and Amortization	18,066		17,340
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	35,674		34,344
Other Noncurrent Assets
Regulatory Assets	4,943		4,595
Securitized Transition Assets	1,742		1,896
Spent Nuclear Fuel and Decommissioning Trusts	1,515		1,392
Goodwill	76		76
Long-term Risk Management Assets	410		343
Deferred Charges and Other Noncurrent Assets	1,079		946
TOTAL OTHER NONCURRENT ASSETS	9,765		9,248
TOTAL ASSETS	50,455		48,348
Current Liabilities
Accounts Payable	1,061		1,158
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	690	[1]	0	[1]
Other Short-term Debt	656		126
Total Short-term Debt	1,346		126
Long-term Debt Due Within One Year	1,309		1,741
Risk Management Liabilities	129		120
Customer Deposits	273		256
Accrued Taxes	702		632
Accrued Interest	281		287
Regulatory Liability for Over-Recovered Fuel Costs	17		76
Deferred Gain and Accrued Litigation Costs	448		0
Other Current Liabilities	952		931
TOTAL CURRENT LIABILITIES	6,518		5,327
Noncurrent Liabilities
Long-term Debt	15,502		15,757
Long-term Risk Management Liabilities	141		128
Deferred Income Taxes	7,359		6,420
Regulatory Liabilities and Deferred Investment Tax Credits	3,171		2,909
Asset Retirement Obligations	1,394		1,254
Employee Benefits and Pension Obligations	1,893		2,189
Deferred Credits and Other Noncurrent Liabilities	795		1,163
TOTAL NONCURRENT LIABILITIES	30,255		29,820
TOTAL LIABILITIES	36,773		35,147
Cumulative Preferred Stock Not Subject to Mandatory Redemption	60		61
Rate Matters (Note 4)
Commitments and Contingencies (Note 6)
Equity
Common Stock - Par Value - $6.50 Per Share:	3,257		3,239
Paid-in Capital	5,904		5,824
Retained Earnings	4,842		4,451
Accumulated Other Comprehensive Income (Loss)	(381)		(374)
TOTAL AEP COMMON SHAREHOLDERS' EQUITY	13,622		13,140
TOTAL EQUITY	13,622		13,140
TOTAL LIABILITIES AND EQUITY	$ 50,455		$ 48,348

[1]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance. See "ASU 2009-16 'Transfers and Servicing' " section of Note 2.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Equity
Common Stock, Par Value Per Share	$ 6.5	$ 6.5
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	501,114,881	498,333,265
Treasury Stock, Shares	20,307,725	20,278,858
Noncurrent Liabilities
Long-term Debt (December 31, 2010 amount includes $1,857 related to Transition Funding, DCC Fuel and Sabine)	$ 15,502	$ 15,757
Current Assets
Other Temporary Investments (December 31, 2010 amount includes $287 related to Transition Funding and EIS)	416	363
AEP Subsidiaries [Member]
Noncurrent Liabilities
Long-term Debt (December 31, 2010 amount includes $1,857 related to Transition Funding, DCC Fuel and Sabine)	1,857
Current Assets
Other Temporary Investments (December 31, 2010 amount includes $287 related to Transition Funding and EIS)	$ 287

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activites
Net Income	$ 1,218	$ 1,365	$ 1,388
Adjustments to Reconcile Net Income to Net Cash Flows from Operating Activities:
Depreciation and Amortization	1,641	1,597	1,483
Deferred Income Taxes	809	1,244	498
Provision for SIA Refund	0	0	149
Discontinued Operations, Net of Tax	0	0	(12)
Extraordinary Loss, Net of Tax	0	5	0
Carrying Costs Income	(70)	(47)	(83)
Allowance for Equity Funds Used During Construction	(77)	(82)	(45)
Mark-to-Market of Risk Management Contracts	30	(59)	(140)
Amortization of Nuclear Fuel	139	63	88
Pension Contributions to Qualified Plan Trust	(500)	0	0
Property Taxes	(21)	(17)	(13)
Fuel Over/Under-Recovery, Net	(253)	(474)	(272)
Gains on Sales of Assets, Net	(14)	(15)	(17)
Change in Other Noncurrent Assets	(75)	(137)	(244)
Change in Other Noncurrent Liabilities	202	244	8
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(866)	41	71
Fuel, Materials and Supplies	221	(475)	(183)
Margin Deposits	1	(3)	(40)
Accounts Payable	(36)	8	(94)
Customer Deposits	14	2	(48)
Accrued Taxes, Net	179	(470)	4
Accrued Interest	(8)	17	30
Other Current Assets	72	(70)	(29)
Other Current Liabilities	56	(262)	82
Net Cash Flows from Operating Activities	2,662	2,475	2,581
Investing Activities
Construction Expenditures	(2,345)	(2,792)	(3,800)
Change in Other Temporary Investments, Net	(4)	16	45
Purchases of Investment Securities	(1,918)	(853)	(1,922)
Sales of Investment Securities	1,817	748	1,917
Acquisitions of Nuclear Fuel	(91)	(169)	(192)
Acquisitions of Assets	(155)	(104)	(160)
Proceeds from Sales of Assets	187	278	90
Other Investing Activities	(14)	(40)	(5)
Net Cash Flows Used for Investing Activities	(2,523)	(2,916)	(4,027)
Financing Activities
Issuance of Common Stock, Net	93	1,728	159
Issuance of Long-term Debt	1,270	2,306	2,774
Commercial Paper and Credit Facility Borrowings	565	127	2,055
Change in Short-term Debt, Net	770	119	(660)
Retirement of Long-term Debt	(1,993)	(816)	(1,824)
Commercial Paper and Credit Facility Repayments	(115)	(2,096)	(79)
Principal Payments for Capital Lease Obligations	(95)	(82)	(97)
Dividends Paid on Common Stock	(824)	(758)	(666)
Dividends Paid on Cumulative Preferred Stock	(3)	(3)	(3)
Other Financing Activities	(3)	(5)	20
Net Cash Flows from (Used for) Financing Activities	(335)	520	1,679
Net Increase (Decrease) in Cash and Cash Equivalents	(196)	79	233
Cash and Cash Equivalents at Beginning of Period	490	411	178
Cash and Cash Equivalents at End of Period	$ 294	$ 490	$ 411

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Policies [Abstract]
Organization and Summary of Significant Accounting Policies
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by seven of our electric utility operating companies is the generation, transmission and distribution of electric power. TCC exited the generation business and along with KGPCo and WPCo, provides only transmission and distribution services. TNC engages in the transmission and distribution of electric power and is a part owner in the Oklaunion Plant operated by PSO. TNC leases their entire portion of the output of the plant through 2027 to a nonutility affiliate. AEGCo is a regulated electricity generation business whose function is to provide power to our regulated electric utility operating companies. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005. These companies maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

We also engage in wholesale electricity, natural gas and other commodity marketing and risk management activities in the United States. In addition, our operations include nonregulated wind farms and barging operations and we provide various energy-related services.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

Our public utility subsidiaries' rates are regulated by the FERC and state regulatory commissions in our eleven state operating territories. The FERC also regulates our affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of our public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. Our wholesale power transactions are generally market-based. They are cost-based regulated when we negotiate and file a cost-based contract with the FERC or the FERC determines that we have “market power” in the region where the transaction occurs. We have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. Our wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the distribution operations and rates of our retail public utilities on a cost basis. They also regulate the retail generation/power supply operations and rates except in Ohio and the ERCOT region of Texas. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates. In the ERCOT region of Texas, the generation/supply business is under customer choice and market pricing and is conducted by REPs. Through its nonregulated subsidiaries, AEP enters into short and long-term wholesale transactions to buy or sell capacity, energy and ancillary services in the ERCOT market. In addition, these nonregulated subsidiaries control certain wind and coal-fired generation assets, the power from which is marketed and sold in ERCOT. Effective November 2009, AEP had no active REPs in ERCOT. SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates our wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. CSPCo's and OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia, I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled. CSPCo's and OPCo's retail transmission rates in Ohio and APCo's retail transmission rates in Virginia are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Although I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled, retail transmission rates are regulated, on a cost basis, by the state regulatory commissions. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the utility subsidiaries that are parties to each agreement.

Principles of Consolidation

Our consolidated financial statements include our wholly-owned and majority-owned subsidiaries and variable interest entities (VIEs) of which we are the primary beneficiary. Intercompany items are eliminated in consolidation. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on our Consolidated Statements of Income. We have ownership interests in generating units that are jointly-owned with nonaffiliated companies. Our proportionate share of the operating costs associated with such facilities is included on our Consolidated Statements of Income and our proportionate share of the assets and liabilities are reflected on our Consolidated Balance Sheets.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, power to direct the VIE and other factors. We believe that significant assumptions and judgments were applied consistently. Also, see the “ASU 2009-17 'Consolidations' ” section of Note 2 for a discussion of the impact of new accounting guidance effective January 1, 2010.

We are the primary beneficiary of Sabine, DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC, AEP Credit, Transition Funding and a protected cell of EIS. As of January 1, 2010, we are no longer the primary beneficiary of DHLC as defined by the new accounting guidance for “Variable Interest Entities.” In addition, we have not provided material financial or other support to Sabine, DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC, Transition Funding, our protected cell of EIS and AEP Credit that was not previously contractually required. We hold a significant variable interest in Potomac-Appalachian Transmission Highline, LLC West Virginia Series (West Virginia Series) and DHLC.

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined for each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2010, 2009 and 2008 were  $133 million,  $99 million and  $110 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on our Consolidated Balance Sheets.

Our subsidiaries participate in one protected cell of EIS for approximately ten lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell's only participant, but allows certain third parties access to this insurance. Our subsidiaries and any allowed third parties share in the insurance coverage, premiums and risk of loss from claims. Based on our control and the structure of the protected cell and EIS, management concluded that we are the primary beneficiary of the protected cell and are required to consolidate its assets and liabilities. Our insurance premium payments to the protected cell for the years ended December 31, 2010, 2009 and 2008 were  $35 million,  $30 million and  $28 million, respectively. See the tables below for the classification of the protected cell's assets and liabilities on our Consolidated Balance Sheets. The amount reported as equity is the protected cell's policy holders' surplus.

In September 2009, I&M entered into a nuclear fuel sale and leaseback transaction with DCC Fuel LLC. In April 2010, I&M entered into a nuclear fuel sale and leaseback transaction with DCC Fuel II LLC. In December 2010, I&M entered into a nuclear fuel sale and leaseback transaction with DCC Fuel III LLC. DCC Fuel LLC, DCC Fuel II LLC and DCC Fuel III LLC (collectively DCC Fuel) were formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. DCC Fuel LLC, DCC Fuel II LLC and DCC Fuel III LLC are separate legal entities from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the DCC Fuel LLC and DCC Fuel II LLC leases are made semi-annually and began in April 2010 and October 2010, respectively. Payments on the DCC Fuel III LLC lease are made monthly and will begin in January 2011. Payments on the leases for the year ended December 31, 2010 were  $59 million. No payments were made to DCC Fuel in 2009. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the 48, 54 and 54 month lease term, respectively. Based on our control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel's assets and liabilities on our Consolidated Balance Sheets.

AEP Credit is a wholly-owned subsidiary of AEP. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP Parent provides a minimum of 5% equity and up to 20% of AEP Credit's short-term borrowing needs in excess of third party financings. Any third party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on our control of AEP Credit, management has concluded that we are the primary beneficiary and are required to consolidate its assets and liabilities. See the tables below for the classification of AEP Credit's assets and liabilities on our Consolidated Balance Sheets. See the “ASU 2009-17 'Consolidation' ” section of Note 2 for a discussion of the impact of new accounting guidance effective January 1, 2010. Also, see “Securitized Accounts Receivables – AEP Credit” section of Note 14.

DHLC is a mining operator who sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and its voting rights equally. Each entity guarantees a 50% share of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. Based on the shared control of DHLC's operations, management concluded as of January 1, 2010 that SWEPCo is no longer the primary beneficiary and is no longer required to consolidate DHLC. SWEPCo's total billings from DHLC for the years ended December 31, 2010, 2009 and 2008 were  $56 million,  $43 million and  $44 million, respectively. See the tables below for the classification of DHLC's assets and liabilities on our Consolidated Balance Sheets at December 31, 2009 as well as our investment and maximum exposure as of December 31, 2010. As of January 1, 2010, DHLC is reported as an equity investment in Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets. Also, see the “ASU 2009-17 'Consolidations' ” section of Note 2 for a discussion of the impact of new accounting guidance effective January 1, 2010.

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas restructuring law. Management has concluded that TCC is the primary beneficiary of Transition Funding because TCC has the power to direct the most significant activities of the VIE and TCC's equity interest could potentially be significant. Therefore, TCC is required to consolidate Transition Funding. The securitized bonds totaled  $1.8 billion at December 31, 2010 and are included in current and long-term debt on the Consolidated Balance Sheets. Transition Funding has securitized transition assets of  $1.7 billion at December 31, 2010, which are presented separately on the face of the Consolidated Balance Sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from TCC under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to TCC or any other AEP entity. TCC acts as the servicer for Transition Funding's securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs.

The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2009
(in millions)

	SWEPCo	SWEPCo	I&M	Protected Cell
	Sabine	DHLC	DCC Fuel	of EIS
ASSETS
Current Assets	$51	$8	$47	$130
Net Property, Plant and Equipment	149	44	89	-
Other Noncurrent Assets	35	11	57	2
Total Assets	$235	$63	$193	$132

LIABILITIES AND EQUITY
Current Liabilities	$36	$17	$39	$36
Noncurrent Liabilities	199	38	154	74
Equity	-	8	-	22
Total Liabilities and Equity	$235	$63	$193	$132

Our investment in DHLC was:

	December 31, 2010
	As Reported on
	the Consolidated	Maximum
	Balance Sheets	Exposure

	(in millions)
Capital Contribution from SWEPCo	$6	$6
Retained Earnings	2	2
SWEPCo's Guarantee of Debt	-	48

Total Investment in DHLC	$8	$56

In September 2007, we and Allegheny Energy Inc. (AYE) formed a joint venture by creating Potomac-Appalachian Transmission Highline, LLC (PATH). PATH is a series limited liability company and was created to construct a high-voltage transmission line project in the PJM region. PATH consists of the “Ohio Series,” the “West Virginia Series (PATH-WV),” both owned equally by AYE and AEP, and the “Allegheny Series” which is 100% owned by AYE. Provisions exist within the PATH-WV agreement that make it a VIE. The “Ohio Series” does not include the same provisions that make PATH-WV a VIE. Neither the “Ohio Series” nor “Allegheny Series” are considered VIEs. We are not required to consolidate PATH-WV as we are not the primary beneficiary, although we hold a significant variable interest in PATH-WV. Our equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets. We and AYE share the returns and losses equally in PATH-WV. Our subsidiaries and AYE's subsidiaries provide services to the PATH companies through service agreements. At the current time, PATH-WV has no debt outstanding. However, when debt is issued, the debt to equity ratio in each series should be consistent with other regulated utilities. The entities recover costs through regulated rates.

Given the structure of the entity, we may be required to provide future financial support to PATH-WV in the form of a capital call. This would be considered an increase to our investment in the entity. Our maximum exposure to loss is to the extent of our investment. The likelihood of such a loss is remote since the FERC approved PATH-WV's request for regulatory recovery of cost and a return on the equity invested.

Our investment in PATH-WV was:

	December 31,
	2010		2009
	As Reported on		As Reported on
	the Consolidated	Maximum	the Consolidated	Maximum
	Balance Sheets	Exposure	Balance Sheets	Exposure

		(in millions)
Capital Contribution from AEP	$18	$18	$13	$13
Retained Earnings	6	6	3	3

Total Investment in PATH-WV	$24	$24	$16	$16

Accounting for the Effects of Cost-Based Regulation

As the owner of rate-regulated electric public utility companies, our consolidated financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” we record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, we discontinued the application of “Regulated Operations” accounting treatment for the generation portion of our business in Ohio for CSPCo and OPCo and in Texas for TNC. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item. Consistent with accounting guidance for “Discontinuation of Rate-Regulated Operations,” SWEPCo recorded an extraordinary reduction in earnings and shareholder's equity from the reapplication of “Regulated Operations” accounting guidance in 2009.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, goodwill, intangible and long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Other Temporary Investments

Other Temporary Investments include marketable securities that we intend to hold for less than one year, investments by our protected cell of EIS and funds held by trustees primarily for the payment of debt.

We classify our investments in marketable securities as available-for-sale or held-to-maturity in accordance with the provisions of “Investments – Debt and Equity Securities” accounting guidance. We do not have any investments classified as trading.

Available-for-sale securities reflected in Other Temporary Investments are carried at fair value with the unrealized gain or loss, net of tax, reported in AOCI. Held-to-maturity securities reflected in Other Temporary Investments are carried at amortized cost. The cost of securities sold is based on the specific identification or weighted average cost method.

In evaluating potential impairment of securities with unrealized losses, we considered, among other criteria, the current fair value compared to cost, the length of time the security's fair value has been below cost, our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value and current economic conditions. See “Fair Value Measurements of Other Temporary Investments” in Note 11.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to our risk management activities and customer receivables primarily related to other revenue-generating activities.

We recognize revenue from electric power sales when we deliver power to our customers. To the extent that deliveries have occurred but a bill has not been issued, we accrue and recognize, as Accrued Unbilled Revenues on our Consolidated Balance Sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, for CSPCo, I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the billed and unbilled receivables AEP Credit acquires from affiliated utility subsidiaries. Prior to January 1, 2010, this transaction constituted a sale of receivables in accordance with the accounting guidance for “Transfers and Servicing,” allowing the receivables to be removed from our Consolidated Balance Sheets (see “Securitized Accounts Receivable – AEP Credit” section of Note 14). See “ASU 2009-16 'Transfers and Servicing' ” section of Note 2 for a discussion of the impact of accounting guidance effective January 1, 2010 whereby such future transactions do not constitute a sale of receivables and are accounted for as financings.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense based upon a 12-month rolling average of bad debt write-offs in proportion to gross accounts receivable purchased from participating AEP subsidiaries. For receivables related to APCo's West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable. For customer accounts receivables related to our risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For the wires business of TCC and TNC, bad debt reserves are calculated using the specific identification of receivable balances greater than 120 days delinquent. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Emission Allowances

We record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. We follow the inventory model for these allowances. We record allowances expected to be consumed within one year in Materials and Supplies and allowances with expected consumption beyond one year in Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets. We record the consumption of allowances in the production of energy in Fuel and Other Consumables Used for Electric Generation on our Consolidated Statements of Income at an average cost. We record allowances held for speculation in Prepayments and Other Current Assets on our Consolidated Balance Sheets. We report the purchases and sales of allowances in the Operating Activities section of the Statements of Cash Flows. We record the net margin on sales of emission allowances in Utility Operations Revenue on our Consolidated Statements of Income because of its integral nature to the production process of energy and our revenue optimization strategy for our utility operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for our rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain our plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held for sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

Our nonregulated operations generally follow the policies of our cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment of nonregulated operations and equity investments (included in Deferred Charges and Other Noncurrent Assets) are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. For nonregulated plant assets, a gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets in Ohio and certain generating assets in Texas, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest”. We record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility or credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For our commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. We verify our price curves using these broker quotes and classify these fair values within Level 2 when substantially all of the fair value can be corroborated. We typically obtain multiple broker quotes, which are non-binding in nature, but are based on recent trades in the marketplace. When multiple broker quotes are obtained, we average the quoted bid and ask prices. In certain circumstances, we may discard a broker quote if it is a clear outlier. We use a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated we include these locations within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

We utilize our trustee's external pricing service in our estimate of the fair value of the underlying investments held in the benefit plan and nuclear trusts. Our investment managers review and validate the prices utilized by the trustee to determine fair value. We perform our own valuation testing to verify the fair values of the securities. We receive audit reports of our trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the plans.

Assets in the benefits and nuclear trusts, Cash and Cash Equivalents and Other Temporary Investments are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Fixed income securities do not trade on an exchange and do not have an official closing price. Pricing vendors calculate bond valuations using financial models and matrices. Fixed income securities are typically classified as Level 2 holdings because their valuation inputs are based on observable market data. Observable inputs used for valuing fixed income securities are benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and economic events. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Items classified as Level 2 are primarily investments in individual fixed income securities. These fixed income securities are valued using models with input data as follows:

Type of Fixed Income Security
	United States		State and Local
Type of Input	Government	Corporate Debt	Government

Benchmark Yields	X	X	X
Broker Quotes	X	X	X
Discount Margins	X	X
Treasury Market Update	X
Base Spread	X	X	X
Corporate Actions		X
Ratings Agency Updates		X	X
Prepayment Schedule and
History			X
Yield Adjustments	X

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit our fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, we adjust our FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended.

Changes in fuel costs, including purchased power in Kentucky for KPCo, in Indiana and Michigan for I&M, in Texas, Louisiana and Arkansas for SWEPCo, in Oklahoma for PSO and in Virginia and West Virginia (prior to 2009) for APCo are reflected in rates in a timely manner through the FAC. Beginning in 2009, changes in fuel costs, including purchased power in Ohio for CSPCo and OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. All of the profits from off-system sales are given to customers through the FAC in West Virginia for APCo. A portion of profits from off-system sales are shared with customers through the FAC and other rate mechanisms in Oklahoma for PSO, Texas, Louisiana and Arkansas for SWEPCo, Kentucky for KPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent (prior to 2009 for CSPCo and OPCo in Ohio and currently in Texas for AEP Energy Partners, Inc.), changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

Our consolidated financial statements reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, we record them as assets on our Consolidated Balance Sheets. We test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, we write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

Revenues are recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. We recognize the revenues on our Consolidated Statements of Income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. We purchase power from PJM to supply our customers. Generally, these power sales and purchases are reported on a net basis as revenues on our Consolidated Statements of Income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on our Consolidated Statements of Income. Other RTOs in which we operate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on our Consolidated Statements of Income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on our Consolidated Statements of Income. All other non-trading derivative purchases are recorded net in revenues.

In general, we record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

We engage in wholesale electricity, natural gas, coal and emission allowances marketing and risk management activities focused on wholesale markets where we own assets and on adjacent markets. Our activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts, which include exchange traded futures and options, as well as over-the-counter options and swaps. We engage in certain energy marketing and risk management transactions with RTOs.

We recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. We use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. We include the unrealized and realized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM in Revenues on our Consolidated Statements of Income on a net basis. In jurisdictions subject to cost-based regulation, we defer the unrealized MTM amounts and some realized gains and losses as regulatory assets (for losses) and regulatory liabilities (for gains). We include unrealized MTM gains and losses resulting from derivative contracts on our Consolidated Balance Sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivative transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). We initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, we subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on our Consolidated Statements of Income. Excluding those jurisdictions subject to cost-based regulation, we recognize the ineffective portion of the gain or loss in revenues or expense immediately on our Consolidated Statements of Income, depending on the specific nature of the associated hedged risk. In regulated jurisdictions, we defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains) (see “Accounting for Cash Flow Hedging Strategies” section of Note 10).

Barging Activities

AEP River Operations' revenue is recognized based on percentage of voyage completion. The proportion of freight transportation revenue to be recognized is determined by applying a percentage to the contractual charges for such services. The percentage is determined by dividing the number of miles from the loading point to the position of the barge as of the end of the accounting period by the total miles to the destination specified in the customer's freight contract. The position of the barge at accounting period end is determined by our computerized barge tracking system.

Levelization of Nuclear Refueling Outage Costs

In order to match costs with nuclear refueling cycles, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

We expense maintenance costs as incurred. If it becomes probable that we will recover specifically-incurred costs through future rates, we establish a regulatory asset to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. We defer distribution tree trimming costs for PSO above the level included in base rates and amortize those deferrals commensurate with recovery through a rate rider in Oklahoma.

Income Taxes and Investment Tax Credits

We use the liability method of accounting for income taxes. Under the liability method, we provide deferred income taxes for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), we record deferred income taxes and establish related regulatory assets and liabilities to match the regulated revenues and tax expense.

We account for investment tax credits under the flow-through method except where regulatory commissions reflect investment tax credits in the rate-making process on a deferral basis. We amortize deferred investment tax credits over the life of the plant investment.

We account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” We classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

We act as an agent for some state and local governments and collect from customers certain excise taxes levied by those state or local governments on our customers. We do not recognize these taxes as revenue or expense.

Government Grants

In 2010, APCo received final approval for a federal stimulus grant for a commercial scale Carbon Capture and Sequestration facility under consideration at the Mountaineer Plant. Also in 2010, CSPCo received final approval for a federal stimulus grant for the gridSMART® demonstration program. For each project, APCo and CSPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on our Consolidated Statements of Income or a reduction in Construction Work in Progress on our Consolidated Balance Sheets.

Debt and Preferred Stock

We defer gains and losses from the reacquisition of debt used to finance regulated electric utility plants and amortize the deferral over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If we refinance the reacquired debt associated with the regulated business, the reacquisition costs attributable to the portions of the business subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. We report gains and losses on the reacquisition of debt for operations not subject to cost-based rate regulation in Interest Expense on our Consolidated Statements of Income.

We defer debt discount or premium and debt issuance expenses and amortize generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. We include the amortization expense in Interest Expense on our Consolidated Statements of Income.

Where reflected in rates, we include redemption premiums paid to reacquire preferred stock of utility subsidiaries in paid-in capital and amortize the premiums to retained earnings commensurate with recovery in rates. We credit the excess of par value over costs of preferred stock reacquired to paid-in capital and reclassify the excess to retained earnings upon the redemption of the entire preferred stock series.

Goodwill and Intangible Assets

When we acquire businesses, we record the fair value of all assets and liabilities, including intangible assets. To the extent that consideration exceeds the fair value of identified assets, we record goodwill. We do not amortize goodwill and intangible assets with indefinite lives. We test acquired goodwill and other intangible assets with indefinite lives for impairment at least annually at their estimated fair value. We test goodwill at the reporting unit level and other intangibles at the asset level. Fair value is the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets in active markets, we estimate fair value using various internal and external valuation methods. We amortize intangible assets with finite lives over their respective estimated lives, currently 10 years, to their estimated residual values. We also review the lives of the amortizable intangibles with finite lives on an annual basis.

Investments Held in Trust for Future Liabilities

We have several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of our trust funds' investments are diversified and managed in compliance with all laws and regulations. Our investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. We regularly review the actual asset allocation and periodically rebalance the investments to targeted allocation when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for our benefit plans support the allocation of assets to minimize risks and optimizing net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The target asset allocation and allocation ranges are as follows:

Pension Plan Assets	Minimum	Target	Maximum
Domestic Equity	30.0%	35.0%	40.0%
International and Global Equity	10.0%	15.0%	20.0%
Fixed Income	35.0%	39.0%	45.0%
Real Estate	4.0%	5.0%	6.0%
Other Investments	1.0%	5.0%	7.0%
Cash	0.5%	1.0%	3.0%

OPEB Plans Assets	Minimum	Target	Maximum
Equity	61.0%	66.0%	71.0%
Fixed Income	29.0%	32.0%	37.0%
Cash	1.0%	2.0%	4.0%

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, our investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  Individual stock must be less than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  20% in non-US dollar denominated
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added, and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. Our private equity holdings are with six general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

We participate in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. We lend securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

We hold trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow us to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP or its affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

We maintain trust records for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

We record securities held in these trust funds as Spent Nuclear Fuel and Decommissioning Trusts on our Consolidated Balance Sheets. We record these securities at fair value. We classify securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gain or loss due to the adjusted cost of investment. We record unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the spent nuclear fuel disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 6 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Components of Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on our Consolidated Balance Sheets in our equity section. Our components of AOCI as of December 31, 2010 and 2009 are shown in the following table:

	December 31,
Components	2010	2009
	(in millions)
Securities Available for Sale, Net of Tax	$4	$12
Cash Flow Hedges, Net of Tax	11	(15)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	57	35
Pension and OPEB Funded Status, Net of Tax	(453)	(406)
Total	$(381)	$(374)

Stock-Based Compensation Plans

At December 31, 2010, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2010, 2009 and 2008, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Earnings Per Share (EPS)

Shown below are income statement amounts attributable to AEP common shareholders:

	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2010	2009	2008
	(in millions)
Income Before Discontinued Operations and Extraordinary Loss	$1,211	$1,362	$1,368
Discontinued Operations, Net of Tax	-	-	12
Extraordinary Loss, Net of Tax	-	(5)	-
Net Income	$1,211	$1,357	$1,380

Basic earnings per common share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by adjusting the weighted average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.

The following table presents our basic and diluted EPS calculations included on our Consolidated Statements of Income:

	Years Ended December 31,
	2010		2009		2008
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,211		$1,357		$1,380

Weighted Average Number of Basic Shares	479.4	$2.53	458.7	$2.96	402.1	$3.43
Outstanding
Weighted Average Dilutive Effect of:
Performance Share Units	0.1	-	0.3	-	1.2	0.01
Stock Options	-	-	-	-	0.1	-
Restricted Stock Units	0.1	-	-	-	0.1	-
Restricted Shares	-	-	-	-	0.1	-
Weighted Average Number of Diluted Shares
Outstanding	479.6	$2.53	459.0	$2.96	403.6	$3.42

The assumed conversion of stock options does not affect net earnings for purposes of calculating diluted earnings per share.

Options to purchase 136,250, 452,216 and 470,016 shares of common stock were outstanding at December 31, 2010, 2009 and 2008, respectively, but were not included in the computation of diluted earnings per share attributable to AEP common shareholders. Since the options' exercise prices were greater than the average market price of the common shares, the effect would have been antidilutive.

CSPCo and OPCo Revised Depreciation Rates

Effective January 1, 2009, we revised book depreciation rates for CSPCo and OPCo generating plants consistent with a completed depreciation study. OPCo's overall higher depreciation rates primarily related to shortened depreciable lives for certain OPCo generating facilities. In comparing 2009 and 2008, the change in depreciation rates resulted in a net increase (decrease) in depreciation expense of:

Depreciation
Expense Variance
Years Ended
December 31,
2009/2008
(in millions)
CSPCo	$(18)
OPCo	71

The net change in depreciation rates resulted in a decrease to our net-of-tax, basic earnings per share of  $0.08 for the year ended December 31, 2009.

Supplementary Information

	Years Ended December 31,
Related Party Transactions	2010		2009	2008

	(in millions)
AEP Consolidated Revenues – Utility Operations:
Ohio Valley Electric Corporation (43.47% owned)	$(20)	(a)	$-	$(54)	(b)
AEP Consolidated Revenues – Other Revenues:
Ohio Valley Electric Corporation – Barging and Other
Transportation Services (43.47% Owned)	29		31	32
AEP Consolidated Expenses – Purchased Electricity
for Resale:
Ohio Valley Electric Corporation (43.47% Owned)	302	(c)	286	263

(a)       The AEP Power Pool purchased power from OVEC to serve off-system sales in an agreement that began in January 2010 and ended in June 2010.

(b)       The AEP Power Pool purchased power from OVEC as part of risk management activities in an agreement that ended in December 2008.

(c)       The AEP Power Pool purchased power from OVEC to serve retail sales in an agreement that began in January 2010 and ended in June 2010. The total amount reported in 2010 includes  $10 million related to this agreement.

	Years Ended December 31,
Cash Flow Information	2010	2009	2008
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$958	$924	$853
Income Taxes	(268)	(98)	233
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	225	86	62
Assumption of Liabilities Related to Acquisitions	8	-	-
Government Grants Included in Accounts Receivable at December 31,	10	-	-
Construction Expenditures Included in Accounts Payable at December 31,	267	348	460
Acquisition of Nuclear Fuel Included in Accounts Payable at December 31,	-	-	38
Noncash Donation Expense Related to Issuance of Treasury Shares to
AEP Foundation	-	-	40

Transmission Investments

We participate in certain joint ventures which involve the development, construction, ownership and operation of transmission facilities. These investments are recorded using the equity method and reported as Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets.

Adjustments to Securitized Accounts Receivable Disclosure

In the “Securitized Accounts Receivable – AEP Credit” section of Note 14, we expanded our disclosure to reflect certain prior period amounts related to our securitization agreement that were not previously disclosed. These omissions were not material to our financial statements and had no impact on our previously reported net income, changes in shareholders' equity, financial position or cash flows.

New Accounting Pronouncements and Extraordinary Item	12 Months Ended
Dec. 31, 2010
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Item

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Upon issuance of final pronouncements, we review the new accounting literature to determine its relevance, if any, to our business. The following represents a summary of final pronouncements that impact our financial statements.

Pronouncements Adopted During 2010

The following standards were effective during 2010. Consequently, their impact is reflected in the financial statements. The following paragraphs discuss their impact.

ASU 2009-16 “Transfers and Servicing” (ASU 2009-16)

In 2009, the FASB issued ASU 2009-16 clarifying when a transfer of a financial asset should be recorded as a sale. The standard defines participating interest to establish specific conditions for a sale of a portion of a financial asset. This standard must be applied to all transfers after the effective date.

We adopted ASU 2009-16 effective January 1, 2010. AEP Credit securitizes an interest in receivables it acquires from certain of its affiliates to bank conduits and receives cash. As of December 31, 2009, AEP Credit owed  $656 million to bank conduits related to receivable sales outstanding. Upon adoption of ASU 2009-16, future transactions do not constitute a sale of receivables and are accounted for as financings. Effective January 2010, we record the receivables and related debt on our Consolidated Balance Sheet.

ASU 2009-17 “Consolidations” (ASU 2009-17)

In 2009, the FASB issued ASU 2009-17 amending the analysis an entity must perform to determine if it has a controlling financial interest in a VIE. In addition to presentation and disclosure guidance, ASU 2009-17 provides that the primary beneficiary of a VIE must have both:

  The power to direct the activities of the VIE that most significantly impact the VIE's economic performance.
  The obligation to absorb the losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

We adopted the prospective provisions of ASU 2009-17 effective January 1, 2010 and deconsolidated DHLC. DHLC was deconsolidated due to the shared control between SWEPCo and CLECO. After January 1, 2010, we report DHLC using the equity method of accounting.

This standard increased our disclosure requirements for AEP Credit and Transition Funding, wholly-owned consolidated subsidiaries. See “Variable Interest Entities” section of Note 1 for further discussion.

EXTRAORDINARY ITEM

SWEPCo Texas Restructuring

In August 2006, the PUCT adopted a rule extending the delay in implementation of customer choice in SWEPCo's SPP area of Texas until no sooner than January 1, 2011. In May 2009, the governor of Texas signed a bill related to SWEPCo's SPP area of Texas that requires continued cost of service regulation until certain stages have been completed and approved by the PUCT such that fair competition is available to all Texas retail customer classes. Based upon the signing of the bill, SWEPCo re-applied “Regulated Operations” accounting guidance for the generation portion of SWEPCo's Texas retail jurisdiction effective second quarter of 2009. Management believes that a return to competition in the SPP area of Texas will not occur. The reapplication of “Regulated Operations” accounting guidance resulted in an  $8 million ( $5 million, net of tax) extraordinary loss.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

3. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The changes in our carrying amount of goodwill for the years ended December 31, 2010 and 2009 by operating segment are as follows:

	Utility	AEP River	AEP
	Operations	Operations	Consolidated
	(in millions)
Balance at December 31, 2008	$37	$39	$76
Impairment Losses	-	-	-
Balance at December 31, 2009	37	39	76
Impairment Losses	-	-	-
Balance at December 31, 2010	$37	$39	$76

In the fourth quarters of 2010 and 2009, we performed our annual impairment tests. The fair values of the operations with goodwill were estimated using cash flow projections and other market value indicators. There were no goodwill impairment losses. We do not have any accumulated impairment on existing goodwill.

Other Intangible Assets

Acquired intangible assets subject to amortization were  $1.2 million and  $10.3 million at December 31, 2010 and 2009, respectively, net of accumulated amortization and are included in Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets. The amortization life, gross carrying amount and accumulated amortization by major asset class are as follows:

		December 31,
		2010		2009
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$2.2	$2.2	$2.2	$1.9
Purchased Technology	10	10.9	9.7	10.9	8.6
Advanced Royalties	15	-	-	29.4	21.7
Total		$13.1	$11.9	$42.5	$32.2

Amortization of intangible assets was  $1 million,  $3 million and  $3 million for 2010, 2009 and 2008, respectively. Our estimated total amortization is  $1 million for 2011 and  $138 thousand for 2012.

The Advanced Royalties asset class relates to the lignite mine of DHLC, a wholly-owned subsidiary of SWEPCo. As of January 1, 2010, SWEPCo no longer consolidates DHLC, but rather it is reported as an equity investment, resulting in the elimination of a review of this asset by SWEPCo. Also, see “ASU 2009-17 'Consolidations'” section of Note 2 for discussion of impact of new accounting guidance effective January 1, 2010.

Other than goodwill, we have no intangible assets that are not subject to amortization.

Rate Matters	12 Months Ended
Dec. 31, 2010
Rate Matters
Rate Matters

4. RATE MATTERS

Our subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. Our recent significant rate orders and pending rate filings are addressed in this note.

CSPCo and OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESPs

The PUCO issued an order in March 2009 that modified and approved CSPCo's and OPCo's ESPs which established rates at the start of the April 2009 billing cycle. The ESPs are in effect through 2011. The order also limited annual rate increases for CSPCo to 7% in 2009, 6% in 2010 and 6% in 2011 and for OPCo to 8% in 2009, 7% in 2010 and 8% in 2011. Some rate components and increases are exempt from these limitations. CSPCo and OPCo collected the 2009 annualized revenue increase over the last nine months of 2009.

The order provided a FAC for the three-year period of the ESP. The FAC was phased in to avoid having the resultant rate increases exceed the ordered annual caps described above. The FAC is subject to quarterly true-ups, annual accounting audits and prudency reviews. See the “2009 Fuel Adjustment Clause Audit” section below. The order allowed CSPCo and OPCo to defer any unrecovered FAC costs resulting from the annual caps and accrued associated carrying charges at CSPCo's and OPCo's weighted average cost of capital. Any deferred FAC regulatory asset balance at the end of the three-year ESP period will be recovered through a non-bypassable surcharge over the period 2012 through 2018. That recovery will include deferrals associated with the Ormet interim arrangement and is subject to the PUCO's ultimate decision regarding the Ormet interim arrangement deferrals plus related carrying charges. See the “Ormet Interim Arrangement” section below. The FAC deferral as of December 31, 2010 was  $476 million for OPCo excluding  $30 million of unrecognized equity carrying costs.

Discussed below are the significant outstanding uncertainties related to the ESP order:

The Ohio Consumers' Counsel filed a notice of appeal with the Supreme Court of Ohio raising several issues including alleged retroactive ratemaking, recovery of carrying charges on certain environmental investments, Provider of Last Resort (POLR) charges and the decision not to offset rates by off-system sales margins. A decision from the Supreme Court of Ohio is pending.

In November 2009, the Industrial Energy Users-Ohio filed a notice of appeal with the Supreme Court of Ohio challenging components of the ESP order including the POLR charge, the distribution riders for gridSMART® and enhanced reliability, the PUCO's conclusion and supporting evaluation that the modified ESPs are more favorable than the expected results of a market rate offer, the unbundling of the fuel and non-fuel generation rate components, the scope and design of the fuel adjustment clause and the approval of the plan after the 150-day statutory deadline. A decision from the Supreme Court of Ohio is pending.

In April 2010, the Industrial Energy Users-Ohio filed an additional notice of appeal with the Supreme Court of Ohio challenging alleged retroactive ratemaking, CSPCo's and OPCo's abilities to collect through the FAC amounts deferred under the Ormet interim arrangement and the approval of the plan after the 150-day statutory deadline. A decision from the Supreme Court of Ohio is pending.

Ohio law requires that the PUCO determine, following the end of each year of the ESP, if rate adjustments included in the ESP resulted in significantly excessive earnings under the Significantly Excessive Earnings Test (SEET). If the rate adjustments, in the aggregate, result in significantly excessive earnings, the excess amount could be returned to customers. In September 2010, CSPCo and OPCo filed their 2009 SEET filings with the PUCO. CSPCo's and OPCo's returns on common equity were 20.84% and 10.81%, respectively, including off-system sales margins. In January 2011, the PUCO issued an order that determined a return on common equity for 2009 in excess of 17.6% would be significantly excessive. The PUCO determined that OPCo's 2009 earnings were not significantly excessive but determined relevant CSPCo earnings, excluding off-system sales margins, to be 19.73%, which exceeded the PUCO determined threshold by 2.13%. As a result, the PUCO ordered CSPCo to refund  $43 million ( $28 million net of tax) of its earnings to customers, which was recorded as a revenue provision on CSPCo's December 2010 books. The PUCO ordered that the significantly excessive earnings be applied first to CSPCo's FAC deferral, including unrecognized equity carrying costs, as of the date of the order, with any remaining balance to be credited to CSPCo's customers on a per kilowatt basis which began with the first billing cycle in February 2011 through December 2011. Several parties, including CSPCo and OPCo, have filed requests for rehearing with the PUCO, which remain pending. CSPCo and OPCo are required to file their 2010 SEET filing with the PUCO in 2011. Based upon the approach in the PUCO 2009 order, management does not currently believe that there are significantly excessive earnings in 2010.

Management is unable to predict the outcome of the various ongoing ESP proceedings and litigation discussed above. If these proceedings, including future SEET filings, result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

Proposed January 2012 – May 2014 ESP

In January 2011, CSPCo and OPCo filed an application with the PUCO to approve a new ESP that includes a standard service offer (SSO) pricing on a combined company basis for generation effective with the first billing cycle of January 2012 through the last billing cycle of May 2014. The ESP also includes alternative energy resource requirements and addresses provisions regarding distribution service, energy efficiency requirements, economic development, job retention in Ohio and other matters. The SSO presents redesigned generation rates by customer class. Customer class rates individually vary, but on average, customers will experience net base generation increases of 1.4% in 2012 and 2.7% for the period January 2013 through May 2014.

Proposed CSPCo and OPCo Merger

In October 2010, CSPCo and OPCo filed an application with the PUCO to merge CSPCo into OPCo. Approval of the merger will not affect CSPCo's and OPCo's rates until such time as the PUCO approves new rates, terms and conditions for the merged company. In January 2011, CSPCo and OPCo filed an application with the FERC requesting approval for an internal corporate reorganization under which CSPCo will merge into OPCo. CSPCo and OPCo requested the reorganization transaction be effective in October 2011. Decisions are pending from the PUCO and the FERC.

Requested Sporn Unit 5 Shutdown and Proposed Distribution Rider

In October 2010, OPCo filed an application with the PUCO for the approval of a December 2010 closure of Sporn Unit 5 and the simultaneous establishment of a new non-bypassable distribution rider, outside the rate caps established in the 2009 – 2011 ESP proceeding. The proposed rider would recover the net book value of the unit as well as related materials and supplies as of December 2010, which is estimated to be  $59 million, as well as future closure costs incurred after December 2010. OPCo also requested authority to record the future closure costs as a regulatory asset or regulatory liability with a weighted average cost of capital carrying charge to be included in the proposed non-bypassable distribution rider after they are incurred. Also in October 2010, OPCo filed a retirement notification with PJM pending PUCO approval of OPCo's application to close Sporn Unit 5, which was granted by PJM. Pending PUCO approval, Sporn Unit 5 continues to operate. Management is unable to predict the outcome of this proceeding.

2009 Fuel Adjustment Clause Audit

As required under the ESP orders, the PUCO selected an outside consultant to conduct the audit of the FAC for the period of January 2009 through December 2009. In May 2010, the outside consultant provided their confidential audit report to the PUCO. The audit report included a recommendation that the PUCO should review whether any proceeds from a 2008 coal contract settlement agreement which totaled  $72 million should reduce OPCo's FAC under-recovery balance. Of the total proceeds, approximately  $58 million was recognized as a reduction to fuel expense prior to 2009 and  $14 million reduced fuel expense in 2009 and 2010. Hearings were held in August 2010. If the PUCO orders any portion of the  $58 million previously recognized or potential other future adjustments be used to reduce the current year FAC deferral, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

CSPCo, OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filings. The approval of the FAC, together with the PUCO approval of the interim arrangement, provided the basis to record regulatory assets for the difference between the approved market price and the rate paid by Ormet. The Industrial Energy Users-Ohio, CSPCo and OPCo filed Notices of Appeal regarding aspects of this decision with the Supreme Court of Ohio. A hearing at the Supreme Court of Ohio was held in February 2011. Through September 2009, the last month of the interim arrangement, CSPCo and OPCo had  $30 million and  $34 million, respectively, of deferred FAC related to the interim arrangement including recognized carrying charges. These amounts exclude  $1 million and  $1 million, respectively, of unrecognized equity carrying costs. In November 2009, CSPCo and OPCo requested that the PUCO approve recovery of the deferrals under the interim agreement plus a weighted average cost of capital carrying charge. The interim arrangement deferrals are included in CSPCo's and OPCo's FAC phase-in deferral balances. See “Ohio Electric Security Plan Filings” section above. In the ESP proceeding, intervenors requested that CSPCo and OPCo be required to refund the Ormet-related regulatory assets and requested that the PUCO prevent CSPCo and OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request in the ESP proceeding. The intervenors raised the issue again in response to CSPCo's and OPCo's November 2009 filing to approve recovery of the deferrals under the interim agreement. If CSPCo and OPCo are not ultimately permitted to fully recover their requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Economic Development Rider

In April 2010, the Industrial Energy Users-Ohio filed a notice of appeal of the 2009 PUCO-approved Economic Development Rider (EDR) with the Supreme Court of Ohio. The EDR collects from ratepayers the difference between the standard tariff and lower contract billings to qualifying industrial customers, subject to PUCO approval. The Industrial Energy Users-Ohio raised several issues including claims that (a) the PUCO lost jurisdiction over CSPCo's and OPCo's ESP proceedings and related proceedings when the PUCO failed to issue ESP orders within the 150-day statutory deadline, (b) the EDR should not be exempt from the ESP annual rate limitations and (c) CSPCo and OPCo should not be allowed to apply a weighted average long-term debt carrying cost on deferred EDR regulatory assets.

In June 2010, Industrial Energy Users-Ohio filed a notice of appeal of the 2010 PUCO-approved EDR with the Supreme Court of Ohio. The Industrial Energy Users-Ohio raised the same issues as noted in the 2009 EDR appeal plus a claim that CSPCo and OPCo should not be able to take the benefits of the higher ESP rates while simultaneously challenging the ESP orders.

As of December 31, 2010, CSPCo and OPCo have incurred  $38 million and  $30 million, respectively, in EDR costs including carrying costs. Of these costs, CSPCo and OPCo have collected  $35 million and  $26 million, respectively, through the EDR, which CSPCo and OPCo began collecting in January 2010. The remaining  $3 million and  $4 million for CSPCo and OPCo, respectively, are recorded as EDR regulatory assets. If CSPCo and OPCo are not ultimately permitted to recover their deferrals or are required to refund revenue collected, it would reduce future net income and cash flows and impact financial condition.

Environmental Investment Carrying Cost Rider

In February 2010, CSPCo and OPCo filed an application with the PUCO to establish an Environmental Investment Carrying Cost Rider to recover carrying costs for 2009 through 2011 related to environmental investments made in 2009. The carrying costs include both a return of and on the environmental investments as well as related administrative and general expenses and taxes. In August 2010, the PUCO issued an order approving a rider of approximately  $26 million and  $34 million for CSPCo and OPCo, respectively, effective September 2010. The implementation of the rider will likely not impact cash flows since this rider is subject to the rate increase caps authorized by the PUCO in the ESP proceedings, but will increase the ESP phase-in plan deferrals associated with the FAC.

Ohio IGCC Plant

In March 2005, CSPCo and OPCo filed a joint application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. Through December 31, 2010, CSPCo and OPCo have each collected  $12 million in pre-construction costs authorized in a June 2006 PUCO order and each incurred  $11 million in pre-construction costs. As a result, CSPCo and OPCo each established a net regulatory liability of approximately  $1 million. The order also provided that if CSPCo and OPCo have not commenced a continuous course of construction of the proposed IGCC plant before June 2011, all pre-construction costs that may be utilized in projects at other sites must be refunded to Ohio ratepayers with interest. Intervenors have filed motions with the PUCO requesting all pre-construction costs be refunded to Ohio ratepayers with interest.

CSPCo and OPCo will not start construction of an IGCC plant until existing statutory barriers are addressed and sufficient assurance of regulatory cost recovery exists. Management cannot predict the outcome of any cost recovery litigation concerning the Ohio IGCC plant or what effect, if any, such litigation would have on future net income and cash flows. However, if CSPCo and OPCo were required to refund all or some of the pre-construction costs collected and the costs incurred were not recoverable in another jurisdiction, it would reduce future net income and cash flows and impact financial condition.

SWEPCo Rate Matters

Turk Plant

SWEPCo is currently constructing the Turk Plant, a new base load 600 MW pulverized coal ultra-supercritical generating unit in Arkansas, which is expected to be in service in 2012. SWEPCo owns 73% (440 MW) of the Turk Plant and will operate the completed facility. The Turk Plant is currently estimated to cost  $1.7 billion, excluding AFUDC, plus an additional  $125 million for transmission, excluding AFUDC. SWEPCo's share is currently estimated to cost  $1.3 billion, excluding AFUDC, plus the additional  $125 million for transmission, excluding AFUDC. As of December 31, 2010, excluding costs attributable to its joint owners, SWEPCo has capitalized approximately  $1 billion of expenditures (including AFUDC and capitalized interest of  $137 million and related transmission costs of  $66 million). As of December 31, 2010, the joint owners and SWEPCo have contractual construction commitments of approximately  $321 million (including related transmission costs of  $3 million). SWEPCo's share of the contractual construction commitments is  $235 million. If the plant is cancelled, the joint owners and SWEPCo would incur contractual construction cancellation fees, based on construction status as of December 31, 2010, of approximately  $121 million (including related transmission cancellation fees of  $1 million). SWEPCo's share of the contractual construction cancellation fees would be approximately  $89 million.

Discussed below are the significant outstanding uncertainties related to the Turk Plant:

The APSC granted approval for SWEPCo to build the Turk Plant by issuing a Certificate of Environmental Compatibility and Public Need (CECPN) for the 88 MW SWEPCo Arkansas jurisdictional share of the Turk Plant. Following an appeal by certain intervenors, the Arkansas Supreme Court issued a decision that reversed the APSC's grant of the CECPN. The Arkansas Supreme Court ultimately concluded that the APSC erred in determining the need for additional power supply resources in a proceeding separate from the proceeding in which the APSC granted the CECPN. However, the Arkansas Supreme Court approved the APSC's procedure of granting CECPNs for transmission facilities in dockets separate from the Turk Plant CECPN proceeding. SWEPCo filed a notice with the APSC of its intent to proceed with construction of the Turk Plant but that SWEPCo no longer intends to pursue a CECPN to seek recovery of the originally approved 88 MW portion of Turk Plant costs in Arkansas retail rates. In June 2010, the APSC issued an order which reversed and set aside the previously granted CECPN.

The PUCT issued an order approving a Certificate of Convenience and Necessity (CCN) for the Turk Plant with the following conditions: (a) a cap on the recovery of jurisdictional capital costs for the Turk Plant based on the previously estimated  $1.522 billion projected construction cost, excluding AFUDC and related transmission costs, (b) a cap on recovery of annual CO2 emission costs at  $28 per ton through the year 2030 and (c) a requirement to hold Texas ratepayers financially harmless from any adverse impact related to the Turk Plant not being fully subscribed to by other utilities or wholesale customers. SWEPCo appealed the PUCT's order contending the two cost cap restrictions are unlawful. The Texas Industrial Energy Consumers filed an appeal contending that the PUCT's grant of a conditional CCN for the Turk Plant was unnecessary to serve retail customers. In February 2010, the Texas District Court affirmed the PUCT's order in all respects. In March 2010, SWEPCo and the Texas Industrial Energy Consumers appealed this decision to the Texas Court of Appeals.

The LPSC approved SWEPCo's application to construct the Turk Plant. The Sierra Club filed a complaint with the LPSC to begin an investigation into the construction of the Turk Plant. In November 2010, the LPSC dismissed the complaint.

In November 2008, SWEPCo received its required air permit approval from the Arkansas Department of Environmental Quality and commenced construction at the site. The Arkansas Pollution Control and Ecology Commission (APCEC) upheld the air permit. The parties who unsuccessfully appealed the air permit to the APCEC filed a notice of appeal with the Circuit Court of Hempstead County, Arkansas. In December 2010, the Circuit Court affirmed the APCEC. In January 2011, the same parties asked the Arkansas Court of Appeals to overturn the Circuit Court's December 2010 decision. A decision from the Arkansas Court of Appeals is pending.

A wetlands permit was issued by the U.S. Army Corps of Engineers in December 2009. In 2010, the Sierra Club, the Audubon Society and others filed a complaint in the Federal District Court for the Western District of Arkansas against the U.S. Army Corps of Engineers challenging the process used and the terms of the permit issued to SWEPCo authorizing certain wetland and stream impacts, and sought a preliminary injunction to halt construction and for a temporary restraining order. In July 2010, the Hempstead County Hunting Club also filed a complaint with the Federal District Court for the Western District of Arkansas against SWEPCo, the U.S. Army Corps of Engineers, the U.S. Department of the Interior and the U.S. Fish and Wildlife Service seeking a temporary restraining order and preliminary injunction to stop construction of the Turk Plant asserting claims of violations of federal and state laws. The plaintiffs' federal law claims challenge the process used and terms of the permit issued to SWEPCo authorizing certain wetland and stream impacts. The plaintiffs' state law claims challenge SWEPCo's ability to construct the Turk Plant without obtaining a certificate from the APSC. In 2010, the motions for preliminary injunction were partially granted and upheld on appeal pending a hearing. According to the preliminary injunction, all uncompleted construction work associated with wetlands, streams or rivers at the Turk Plant must immediately stop. Mitigation measures required by the permit are authorized and may be completed. The preliminary injunction affects portions of the water intake and associated piping and portions of the transmission lines. A hearing on SWEPCo's appeal is scheduled for March 2011. In October 2010, the Federal District Court certified issues relating to the state law claims to the Arkansas Supreme Court, including whether those claims are within the primary jurisdiction of the APSC. The Arkansas Supreme Court accepted the request.

In January 2009, SWEPCo was granted CECPNs by the APSC to build three transmission lines and facilities authorized by the SPP and needed to transmit power from the Turk Plant. Intervenors appealed the CECPN decisions in April 2009 to the Arkansas Court of Appeals. In July 2010, the Hempstead County Hunting Club and other appellants filed with the Arkansas Court of Appeals emergency motions to stay the transmission CECPNs to prohibit SWEPCo from taking ownership of private property and undertaking construction of the transmission lines. The Arkansas Court of Appeals issued a decision in July 2010 remanding all transmission line CECPN appeals to the APSC. As a result, a stay was not ordered and construction continues on the affected transmission lines. In January 2011, the appellants filed requests to withdraw their appeals at the Court of Appeals and the APSC postponed a scheduled hearing pending a ruling on those requests. In February 2011, the Court of Appeals dismissed the appeals, and the APSC subsequently closed the remand docket, finding the CECPN decisions final and non-appealable. As previously discussed, the preliminary injunction issued by the Federal District Court related to the wetlands permit also impacts the uncompleted construction on portions of the transmission lines.

Management expects that SWEPCo will ultimately be able to complete construction of the Turk Plant and related transmission facilities and place those facilities in service. However, if SWEPCo is unable to complete the Turk Plant construction, including the related transmission facilities, and place the Turk Plant in service or if SWEPCo cannot recover all of its investment in and expenses related to the Turk Plant, it would materially reduce future net income and cash flows and materially impact financial condition.

Stall Unit

SWEPCo constructed the Stall Unit, an intermediate load 500 MW natural gas-fired combustion turbine combined cycle generating unit, at its existing Arsenal Hill Plant located in Shreveport, Louisiana. The LPSC and the APSC issued orders capping SWEPCo's Stall Unit construction costs at  $445 million including AFUDC and excluding related transmission costs. The Stall Unit was placed in service in June 2010. As of December 31, 2010, the Stall Unit cost applicable to the cap was  $426 million, including  $49 million of AFUDC. Management does not expect the final costs of the Stall Unit to exceed the ordered cap. In July 2010, the Stall Unit was placed into Arkansas rates. SWEPCo received CWIP treatment for a portion of the Stall Unit in the 2009 Texas Base Rate Filing. See “2009 Texas Base Rate Filing” section below. The Stall Unit will be phased into Louisiana rates between October 2010 and October 2011.

2009 Texas Base Rate Filing

In August 2009, SWEPCo filed a rate case with the PUCT to increase its base rates by approximately  $75 million annually including a return on common equity of 11.5%. The filing included requests for financing cost riders of  $32 million related to construction of the Stall Unit and Turk Plant, a vegetation management rider of  $16 million and other requested increases of  $27 million. In April 2010, a settlement agreement was approved by the PUCT to increase SWEPCo's base rates by approximately  $15 million annually, effective May 2010, including a return on common equity of 10.33%, which consists of  $5 million related to construction of the Stall Unit and  $10 million in other increases. In addition, the settlement agreement decreased annual depreciation expense by  $17 million and allowed SWEPCo a  $10 million one-year surcharge rider to recover additional vegetation management costs that SWEPCo must spend within two years.

Texas Fuel Reconciliation

In May 2010, various intervenors, including the PUCT staff, filed testimony recommending disallowances ranging from  $3 million to  $30 million in SWEPCo's  $755 million fuel and purchased power costs reconciliation for the period January 2006 through March 2009. In July 2010, Cities Advocating Reasonable Deregulation filed testimony regarding the 2007 transfer of ERCOT trading contracts to AEPEP. The testimony included unquantified refund recommendations relating to re-pricing of contract transactions.

In September 2010, the Administrative Law Judges issued a Proposal for Decision (PFD) that recommended a disallowance of a significant portion of the charges under a ten-year gas transportation agreement that began in 2009 for the Mattison Plant located in northwest Arkansas. In January 2011, the PUCT issued an order which overturned a portion of the PFD that recommended a finding of imprudence on the Mattison gas contract. The impact of this order had an immaterial impact on SWEPCo's financial statements.

TCC and TNC Rate Matters

TEXAS RESTRUCTURING

Texas Restructuring Appeals

Pursuant to PUCT restructuring orders, TCC securitized net recoverable stranded generation costs of  $2.5 billion and is recovering the principal and interest on the securitization bonds through the end of 2020. TCC also refunded other net true-up regulatory liabilities of  $375 million during the period October 2006 through June 2008 via a CTC credit rate rider under PUCT restructuring orders. TCC and intervenors appealed the PUCT's true-up related orders. After rulings from the Texas District Court and the Texas Court of Appeals, TCC, the PUCT and intervenors filed petitions for review with the Texas Supreme Court. Review is discretionary and the Texas Supreme Court has not yet determined if it will grant review. The Texas Supreme Court requested a full briefing which has concluded. The following represent issues where either the Texas District Court or the Texas Court of Appeals recommended the PUCT decision be modified:

  The Texas District Court judge determined that the PUCT erred by applying an invalid rule to determine the carrying cost rate for the true-up of stranded costs. The Texas Court of Appeals reversed the District Court's unfavorable decision. An October 2010 decision of the Texas Supreme Court addressing the same issue for another utility upholds the Court of Appeals determination.

  The Texas District Court judge determined that the PUCT improperly reduced TCC's net stranded plant costs for commercial unreasonableness. This favorable decision was affirmed by the Texas Court of Appeals.

  The Texas Court of Appeals determined that the PUCT erred by not reducing stranded costs by the “excess earnings” that had already been refunded to affiliated Retail Electric Providers (REPs). This decision could be unfavorable unless the PUCT allows TCC to recover the refunds previously made to the REPs. See the “TCC Excess Earnings” section below.

Management cannot predict the outcome of the pending court proceedings and the PUCT remand decisions. If TCC ultimately succeeds in its appeals, it could have a favorable effect on future net income, cash flows and possibly financial condition. If intervenors succeed in their appeals, it could reduce future net income and cash flows and possibly impact financial condition.

TCC Deferred Investment Tax Credits and Excess Deferred Federal Income Taxes

In 2006, the PUCT reduced recovery of the amount securitized by  $103 million of tax benefits and associated carrying costs related to TCC's generation assets. In 2006, TCC obtained a private letter ruling from the IRS which confirmed that such reduction was an IRS normalization violation. In order to avoid a normalization violation, the PUCT agreed to allow TCC to defer refunding the tax benefits of  $103 million plus interest through the CTC refund period pending resolution of the normalization issue. In 2008, the IRS issued final regulations, which supported the IRS' private letter ruling which would make the refunding of or the reduction of the amount securitized by such tax benefits a normalization violation. After the IRS issued its final regulations, at the request of the PUCT, the Texas Court of Appeals remanded the tax normalization issue to the PUCT for the consideration of additional evidence including the IRS regulations. TCC is not accruing interest on the  $103 million because it is not probable that the PUCT will order TCC to violate the normalization provision of the Internal Revenue Code. If interest were accrued, management estimates interest expense would have been approximately  $22 million higher for the period July 2008 through December 2010.

Management believes that the PUCT will ultimately allow TCC to retain the deferred amounts, which would have a favorable effect on future net income and cash flows. Although unexpected, if the PUCT fails to issue a favorable order and orders TCC to return the tax benefits to customers, the resulting normalization violation could result in TCC's repayment to the IRS of Accumulated Deferred Investment Tax Credits (ADITC) on all property, including transmission and distribution property. This amount approximates  $101 million as of December 31, 2010. It could also lead to a loss of TCC's right to claim accelerated tax depreciation in future tax returns. If TCC is required to repay its ADITC to the IRS and is also required to refund ADITC plus unaccrued interest to customers, it would reduce future net income and cash flows and impact financial condition.

TCC Excess Earnings

In 2005, a Texas appellate court issued a decision finding that a PUCT order requiring TCC to refund to the Retail Electric Providers (REPs) excess earnings prior to and outside of the true-up process was unlawful under the Texas Restructuring Legislation. From 2002 to 2005, TCC refunded  $55 million of excess earnings, including interest, under the overturned PUCT order. On remand, the PUCT must determine how to implement the Court of Appeals decision given that the unauthorized refunds were made to the REPs in lieu of reducing stranded costs in the true-up proceeding.

Certain parties have taken positions that, if adopted, could result in TCC being required to refund excess earnings and interest through the true-up process without receiving a refund from the REPs. If this were to occur, it would reduce future net income and cash flows and impact financial condition. Management cannot predict the outcome of the excess earnings remand.

OTHER TEXAS RATE MATTERS

Texas Base Rate Appeal

TCC filed a base rate case in 2006 seeking to increase base rates. The PUCT issued an order in 2007 which increased TCC's base rates by  $20 million, eliminated a merger credit rider of  $20 million and reduced depreciation rates by  $7 million. The PUCT decision was appealed by TCC and various intervenors. On appeal, the Texas District Court affirmed the PUCT in most respects and the Texas Court of Appeals affirmed the Texas District Court's decision. The order became final with an August 2010 Texas Court of Appeals mandate.

ETT 2007 Formation Appeal

ETT is a joint venture between AEP Utilities, Inc. and MidAmerican Energy Holdings Company Texas Transco, LLC.  TCC and TNC have sold transmission assets both in service and under construction to ETT. The PUCT approved ETT's initial rates, a request for a transfer of in-service assets and CWIP and a certificate of convenience and necessity (CCN) to operate as a stand alone transmission utility in ERCOT. ETT was allowed a 9.96% return on common equity. Intervenors appealed the PUCT's decision but the Texas Court of Appeals affirmed the PUCT's decision in all material respects. The deadline to appeal this decision to the Texas Supreme Court has expired.

In a separate development, the Texas governor signed a new law that clarifies the PUCT's authority to grant CCNs to transmission only utilities such as ETT. ETT filed an application with the PUCT for a CCN under the new law. In March 2010, the PUCT approved the application for a CCN under the new law.

APCo and WPCo Rate Matters

2009 Virginia Base Rate Case

In July 2009, APCo filed a generation and distribution base rate increase with the Virginia SCC of  $154 million annually based on a 13.35% return on common equity. Interim rates, subject to refund, became effective in December 2009 but were discontinued in February 2010 when newly enacted Virginia legislation suspended the collection of interim rates. In July 2010, the Virginia SCC issued an order approving a  $62 million increase based on a 10.53% return on common equity. The order denied recovery of the Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility, which resulted in a pretax write-off of  $54 million in Other Operation. See “Mountaineer Carbon Capture and Storage Project” section below. In addition, the order allowed the deferral of approximately  $25 million of incremental storm expense incurred in 2009. Approximately  $3 million, including interest, was refunded to customers in September 2010 related to the collection of interim rates.

2010 West Virginia Base Rate Case

In May 2010, APCo and WPCo filed a request with the WVPSC to increase annual base rates by  $156 million based on an 11.75% return on common equity to be effective March 2011. The filing also included a request for recovery of and a return on the West Virginia jurisdictional share of the Mountaineer Carbon Capture and Storage Product Validation Facility. In December 2010, a settlement agreement was filed with the WVPSC to increase annual base rates by  $60 million, effective March 2011. The settlement agreement allows APCo to defer and amortize up to  $18 million of previously expensed 2009 incremental storm expenses over a period of eight years. A decision from the WVPSC is expected in March 2011.

Mountaineer Carbon Capture and Storage Project

Product Validation Facility (PVF)

APCo and ALSTOM Power, Inc., an unrelated third party, jointly constructed a CO2 capture validation facility, which was placed into service in September 2009. APCo also constructed and owns the necessary facilities to store the CO2. In October 2009, APCo started injecting CO2 into the underground storage facilities. The injection of CO2 required the recording of an asset retirement obligation and an offsetting regulatory asset. As of December 31, 2010, APCo has recorded a noncurrent regulatory asset of  $60 million related to the PVF.

In APCo's July 2009 Virginia base rate filing, APCo requested recovery of and a return on its Virginia jurisdictional share of its project costs and recovery of the related asset retirement obligation regulatory asset amortization and accretion. In July 2010, the Virginia SCC issued a base rate order that denied recovery of the Virginia share of the PVF costs. See “2009 Virginia Base Rate Case” section above.

In APCo's and WPCo's May 2010 West Virginia base rate filing, APCo and WPCo requested recovery of and a return on their West Virginia jurisdictional share of the project costs and recovery of the related asset retirement obligation regulatory asset amortization and accretion. In December 2010, a settlement agreement was filed with the WVPSC to increase annual base rates by  $60 million, effective March 2011. A decision from the WVPSC is expected in March 2011. If APCo cannot recover its remaining investment in and expenses related to the PVF, it would reduce future net income and cash flows and impact financial condition.

Carbon Capture and Sequestration Project with the Department of Energy (DOE)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale carbon capture and sequestration (CCS) facility under consideration at the Mountaineer Plant. AEPSC, on behalf of APCo, applied for and was selected to receive funding from the DOE for the project. The DOE will fund 50% of allowable costs incurred for the CCS facility up to a maximum of  $334 million. A Front-End Engineering and Design (FEED) study, scheduled for completion during the third quarter of 2011, will refine the total cost estimate for the CCS facility. Results from the FEED study will be evaluated by management before any decision is made to seek the necessary regulatory approvals to build the CCS facility. As of December 31, 2010, APCo has incurred  $14 million in total costs and has received  $5 million of DOE funding resulting in a net  $9 million balance included in Construction Work In Progress on the Consolidated Balance Sheets. If APCo is unable to recover the costs of the CCS project, it would reduce future net income and cash flows.

APCo's Filings for an IGCC Plant

In 2008, the Virginia SCC issued an order denying APCo's request for a surcharge rate mechanism to provide for the timely recovery of pre-construction costs and the ongoing financing costs of the project during the construction period, as well as the capital costs, operating costs and a return on common equity once the facility is placed into commercial operation. The order was based upon the Virginia SCC's finding that the estimated cost of the plant was uncertain and may escalate. The Virginia SCC also expressed concerns that the estimated costs did not include a retrofitting of carbon capture and sequestration facilities. During 2009, based on the order received in Virginia, the WVPSC removed the IGCC case as an active case from its docket and indicated that the conditional CPCN granted in 2008 must be reconsidered if and when APCo proceeds with the IGCC plant.

Through December 31, 2010, APCo deferred for future recovery pre-construction IGCC costs of approximately  $9 million applicable to its West Virginia jurisdiction, approximately  $2 million applicable to its FERC jurisdiction and approximately  $9 million applicable to its Virginia jurisdiction.

APCo will not start construction of the IGCC plant until sufficient assurance of full cost recovery exists in Virginia and West Virginia. If the plant is cancelled, APCo plans to seek recovery of its prudently incurred deferred pre-construction costs which, if not recoverable, would reduce future net income and cash flows and impact financial condition.

APCo's and WPCo's Expanded Net Energy Charge (ENEC) Filing

In September 2009, the WVPSC issued an order approving APCo's and WPCo's March 2009 ENEC request. The approved order provided for recovery of an under-recovered balance plus a projected increase in ENEC costs over a four-year phase-in period with an overall increase of  $355 million and a first-year increase of  $124 million, effective October 2009. The WVPSC also approved a fixed annual carrying cost rate of 4%, effective October 2009, to be applied to the incremental deferred regulatory asset balance that will result from the phase-in plan and lowered annual coal cost projections by  $27 million.

In June 2010, the WVPSC approved a settlement agreement for  $96 million, including  $10 million of construction surcharges related to APCo's and WPCo's second year ENEC increase. The settlement agreement provided for recovery of the amounts related to the renegotiated coal contracts and allows APCo to accrue weighted average cost of capital carrying charge on the excess under-recovery balance due to the ENEC phase-in as adjusted for the impacts of Accumulated Deferred Income Taxes. As of December 31, 2010, APCo's ENEC under-recovery balance was  $361 million, excluding  $3 million of unrecognized equity carrying costs, which is included in noncurrent regulatory assets. The new rates became effective in July 2010.

PSO Rate Matters

PSO Fuel and Purchased Power

2006 and Prior Fuel and Purchased Power

The OCC filed a complaint with the FERC related to the allocation of off-system sales margins (OSS) among the AEP operating companies in accordance with a FERC-approved allocation agreement. The FERC issued an adverse ruling in 2008. As a result, PSO recorded a regulatory liability in 2008 to return reallocated OSS to customers. Starting in March 2009, PSO refunded the additional reallocated OSS to its customers through February 2010.

A reallocation of purchased power costs among AEP West companies for periods prior to 2002 resulted in an under-recovery of  $42 million of PSO fuel costs. PSO recovered the  $42 million by offsetting it against an existing fuel over-recovery during the period June 2007 through May 2008. The Oklahoma Industrial Energy Consumers (OIEC) contended that PSO should not have collected the  $42 million without specific OCC approval. In December 2010, the OCC issued orders which approved PSO's 2006 and prior fuel and purchased power costs without any adjustments.

2008 Fuel and Purchased Power

In July 2009, the OCC initiated a proceeding to review PSO's fuel and purchased power adjustment clause for the calendar year 2008 and also initiated a prudence review of the related costs. In March 2010, the Oklahoma Attorney General and the OIEC recommended the fuel clause adjustment rider be amended so that the shareholder's portion of off-system sales margins decrease from 25% to 10%. The OIEC also recommended that the OCC conduct a comprehensive review of all affiliate transactions during 2007 and 2008. In July 2010, additional testimony regarding the 2007 transfer of ERCOT trading contracts to AEPEP was filed. The testimony included unquantified refund recommendations relating to re-pricing of contract transactions. Hearings are currently scheduled for March 2011. If the OCC were to issue an unfavorable decision, it could reduce future net income and cash flows and impact financial condition.

2008 Oklahoma Base Rate Appeal

In January 2009, the OCC issued a final order approving an  $81 million increase in PSO's non-fuel base revenues based on a 10.5% return on common equity. The new rates reflecting the final order were implemented with the first billing cycle of February 2009. PSO and intervenors appealed various issues but the Court of Civil Appeals affirmed the OCC's decision. No parties sought rehearing or appeal and, as a result, this case has concluded.

2010 Oklahoma Base Rate Case

In July 2010, PSO filed a request with the OCC to increase annual base rates by  $82 million, including  $30 million that is currently being recovered through a rider. The requested net annual increase to ratepayers would be  $52 million. The requested increase included a  $24 million increase in depreciation and an 11.5% return on common equity. In January 2011, the OCC approved a settlement agreement which did not change annual revenue or depreciation rates, but transferred  $30 million into base rates that was previously being recovered through a capital investment rider. The order provided a 10.15% return on common equity and new rates were effective in February 2011.

I&M Rate Matters

Indiana Fuel Clause Filing (Cook Plant Unit 1 Fire and Shutdown)

I&M filed applications with the IURC to increase its fuel adjustment charge by approximately  $53 million for the period of April 2009 through September 2009. The filings sought increases for previously under-recovered fuel clause expenses.

As fully discussed in the “Cook Plant Unit 1 Fire and Shutdown” section of Note 6, Cook Plant Unit 1 (Unit 1) was shut down in September 2008 due to significant turbine damage and a small fire on the electric generator. Unit 1 was placed back into service in December 2009 at slightly reduced power. The unit outage resulted in increased replacement power fuel costs. The filing only requested the cost of replacement power through mid-December 2008, the date when I&M began receiving accidental outage insurance proceeds. I&M committed to absorb the remaining costs of replacement power through the date the unit returned to service, which occurred in December 2009.

I&M reached an agreement with intervenors, which was approved by the IURC in March 2009, to collect its existing prior period under-recovery regulatory asset deferral balance over twelve months instead of over six months as initially proposed. Under the agreement, the fuel factors were placed into effect, subject to refund, and a subdocket was established to consider issues relating to the Unit 1 shutdown including the treatment of the accidental outage insurance proceeds. I&M maintains a separate accidental outage policy with NEIL. In 2009, I&M recorded  $185 million in revenue under the policy and reduced the cost of replacement power in customers' bills by  $78 million.

In October 2010, the Indiana/Michigan Industrial Group and the Indiana Office of Utility Consumer Counselor filed testimony which recommended I&M pay to customers a portion of the accidental outage insurance proceeds up to the extent not previously paid to customers through the fuel adjustment clause or needed to cover costs not covered by I&M's property damage insurance policy. In January 2011, a settlement agreement was filed with the IURC. The settlement stated (a) that I&M will credit an additional  $14 million to customers through the fuel adjustment clause, (b) that the parties to the settlement will not oppose the need to replace the existing low-pressure turbine at Cook Unit 1, and (c) that the parties to the settlement agree that the cost of the replacement should not be offset by the accidental outage insurance proceeds received by I&M. In February 2011, the IURC approved the settlement agreement as filed.

Michigan 2009 Power Supply Cost Recovery (PSCR) Reconciliation (Cook Plant Unit 1 Fire and Shutdown)

In March 2010, I&M filed its 2009 PSCR reconciliation with the MPSC. The filing included an adjustment to exclude from the PSCR the incremental fuel cost of replacement power due to the Unit 1 outage from mid-December 2008 through December 2009, the period during which I&M received and recognized the accidental outage insurance proceeds. Management believes that I&M is entitled to retain the accidental outage insurance proceeds since it made customers whole regarding the replacement power costs. In October 2010, a settlement agreement was filed with the MPSC which included deferring the Unit 1 outage issue to the 2010 PSCR reconciliation, which will be filed in March 2011. If any fuel clause revenues or accidental outage insurance proceeds have to be paid to customers, it would reduce future net income and cash flows and impact financial condition. See the “Cook Plant Unit 1 Fire and Shutdown” section of Note 6.

Michigan Base Rate Filing

In January 2010, I&M filed with the MPSC a request for a  $63 million increase in annual base rates based on an 11.75% return on common equity. Starting with the August 2010 billing cycle, I&M, with MPSC authorization, implemented a  $44 million interim rate increase. The interim increase excluded new trackers and regulatory assets for which I&M was not currently incurring expenses. In October 2010, a settlement agreement was approved by the MPSC to increase annual base rates by  $36 million based on a 10.35% return on common equity, effective December 2010, plus separate recovery of approximately  $7 million of customer choice implementation costs over a two year period beginning April 2011. In addition, the approved revenue requirement includes the amortization of  $6 million in previously expensed restructuring costs over five years, which I&M deferred in October 2010 and began amortizing in December 2010. Also, the approved settlement agreement provided for sharing of off-system sales margins between customers (75%) and I&M (25%) with customers receiving a credit in future Power Supply Cost Recovery proceedings for their jurisdictional share of any off-system sales margins. Through December 2010, I&M recorded a provision for refund of  $3 million, including interest, related to interim rates that were in effect through November 2010. In January 2011, I&M filed an application with the MPSC requesting the MPSC find that  $3 million, including interest, is the total amount to be refunded to customers. I&M is proposing to refund this amount to customers during April 2011. A decision from the MPSC is pending.

Kentucky Rate Matters

Kentucky Base Rate Filing

In December 2009, KPCo filed a base rate case with the KPSC to increase base revenues by  $124 million annually based on an 11.75% return on common equity. The base rate case also requested recovery of deferred storm restoration expenses over a three-year period. In June 2010, the KPSC approved a settlement agreement to increase base revenues by  $64 million annually based on a 10.5% return on common equity. The settlement agreement included recovery of  $23 million of deferred storm restoration expenses over five years. New rates became effective with the first billing cycle of July 2010.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund

In 2004, AEP eliminated transaction-based through-and-out transmission service (T&O) charges in accordance with FERC orders and collected, at the FERC's direction, load-based charges, referred to as RTO SECA, to partially mitigate the loss of T&O revenues on a temporary basis through March 2006. Intervenors objected to the temporary SECA rates. The FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of  $220 million from 2004 through 2006 when the SECA rates terminated.

In 2006, a FERC Administrative Law Judge (ALJ) issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made. The ALJ also found that any unpaid SECA rates must be paid in the recommended reduced amount.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supports AEP's position and required a compliance filing to be filed with the FERC by August 2010. In June 2010, AEP and other affected companies filed a joint request for rehearing with the FERC.

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately  $20 million including estimated interest of  $5 million. The AEP East companies could also potentially receive payments up to approximately  $10 million including estimated interest of  $3 million. A decision is pending from the FERC.

The FERC has approved settlements applicable to  $112 million of SECA revenue. The AEP East companies provided reserves for net refunds for SECA settlements applicable to the remaining  $108 million of SECA revenues collected. Based on the AEP East companies' analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the May 2010 order or the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Modification of the Transmission Agreement (TA)

The AEP East companies are parties to the TA that provides for a sharing of the cost of transmission lines operated at 138-kV and above and transmission stations containing extra-high voltage facilities. In June 2009, AEPSC, on behalf of the parties to the TA, filed with the FERC a request to modify the TA. Under the proposed amendments, KGPCo and WPCo will be added as parties to the TA. In addition, the amendments would provide for the allocation of PJM transmission costs generally on the basis of the TA parties' 12-month coincident peak and reimburse transmission revenues based on individual cost of service instead of the MLR method used in the present TA. In October 2010, the FERC approved a settlement agreement for the new TA effective November 1, 2010. The impacts of the settlement agreement will be phased-in for retail rate making purposes in certain jurisdictions over periods of up to four years.

PJM/MISO Market Flow Calculation Settlement Adjustments

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. This settlement was filed with the FERC in January 2011. PJM and MISO are currently awaiting final approval from the FERC.

Effects of Regulation	12 Months Ended
Dec. 31, 2010
Effects of Regulation [Abstract]
Effects of Regulation

5. EFFECTS OF REGULATION

Regulatory assets are comprised of the following items:

	December 31,			Remaining
	2010		2009	Recovery Period
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$73		$85	1 year
Under-recovered Fuel Costs - does not earn a return	8		-	1 year
Total Current Regulatory Assets	$81		$85

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Customer Choice Deferrals - CSPCo, OPCo	$59		$57
Storm Related Costs - CSPCo, OPCo, TCC	55		49
Line Extension Carrying Costs - CSPCo, OPCo	55		43
Acquisition of Monongahela Power - CSPCo	8		10
Other Regulatory Assets Not Yet Being Recovered	7		1
Regulatory Assets Currently Not Earning a Return
Mountaineer Carbon Capture and Storage Product Validation Facility - APCo	60		111
Environmental Rate Adjustment Clause - APCo	56		25
Storm Related Costs - APCo, KGPCo, PSO, SWEPCo	45		-
Deferred Wind Power Costs - APCo	29		5
Special Rate Mechanism for Century Aluminum - APCo	13		12
Acquisition of Monongahela Power - CSPCo	4		-
Transmission Rate Adjustment Clause - APCo	-	(a)	26
Storm Related Costs - KPCo	-	(b)	24
Other Regulatory Assets Not Yet Being Recovered	4		18
Total Regulatory Assets Not Yet Being Recovered	395		381

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Fuel Adjustment Clause - OPCo	476		341	2 to 8 years
Expanded Net Energy Charge - APCo	361	(c)	-	3 years
Unamortized Loss on Reacquired Debt	93		99	33 years
Storm Related Costs - PSO	38		53	3 years
RTO Formation/Integration Costs	21		23	9 years
Red Rock Generating Facility - PSO	10		11	46 years
Economic Development Rider - CSPCo, OPCo	1		12	1 year
Other Regulatory Assets Being Recovered	21		23	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	2,161		2,139	13 years
Income Taxes, Net	1,097		966	37 years
Cook Nuclear Plant Refueling Outage Levelization - I&M	54		22	3 years
Postemployment Benefits	51		52	4 years
Storm Related Costs - KPCo	21	(b)	-	5 years
Transmission Rate Adjustment Clause - APCo	19	(a)	-	2 years
Asset Retirement Obligation - APCo, I&M	15		16	10 years
Restructuring Transition Costs - TCC	14		25	5 years
Off-system Sales Margin Sharing - I&M	13		18	1 year
Vegetation Management - PSO	13		16	1 year
Virginia Environmental and Reliability Costs Recovery - APCo	4		76	3 years
Expanded Net Energy Charge - APCo	-	(c)	282
Other Regulatory Assets Being Recovered	65		40	various
Total Regulatory Assets Being Recovered	4,548		4,214

Total Noncurrent Regulatory Assets	$4,943		$4,595

(a)	Recovery of regulatory asset through the transmission rate adjustment clause.
(b)	Recovery of regulatory asset was granted during 2010.
(c)	The majority of the balance results from the ENEC phase-in plan and earns a weighted average cost of capital carrying charge.

Regulatory liabilities are comprised of the following items:

	December 31,		Remaining
	2010	2009	Refund Period
Current Regulatory Liability	(in millions)
Over-recovered Fuel Costs - pays a return	$16	$65	1 year
Over-recovered Fuel Costs - does not pay a return	1	11	1 year
Total Current Regulatory Liability	$17	$76

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs - SWEPCo	$20	$-
Other Regulatory Liabilities Not Yet Being Paid	-	3
Regulatory Liabilities Currently Not Paying a Return
Over-Recovery of gridSMART® Costs - CSPCo, PSO	10	9
Other Regulatory Liabilities Not Yet Being Paid	11	10
Total Regulatory Liabilities Not Yet Being Paid	41	22

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,222	2,048	(a)
Advanced Metering Infrastructure Surcharge - TCC, TNC	61	30	10 years
Deferred Investment Tax Credits	32	41	up to 12 years
Excess Earnings - SWEPCo, TNC	13	11	43 years
Transmission Cost Recovery Rider - CSPCo, OPCo	2	25	1 year
Other Regulatory Liabilities Being Paid	2	2	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning
Liability - I&M	354	281	(b)
Deferred Investment Tax Credits	242	239	up to 76 years
Unrealized Gain on Forward Commitments	60	74	5 years
Spent Nuclear Fuel Liability - I&M	42	41	(b)
Over-recovery of Transition Charges - TCC	38	38	9 years
Deferred State Income Tax Coal Credits - APCo	29	28	9 years
Over-recovery of PJM Expenses - I&M	12	18	1 year
Energy Efficiency/Peak Demand Reduction	10	2	2 years
Other Regulatory Liabilities Being Paid	11	9	various
Total Regulatory Liabilities Being Paid	3,130	2,887

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax
Credits	$3,171	$2,909

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

6. COMMITMENTS, GUARANTEES AND CONTINGENCIES

We are subject to certain claims and legal actions arising in our ordinary course of business. In addition, our business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation against us cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on our financial statements.

COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments. In managing the overall construction program and in the normal course of business, we contractually commit to third-party construction vendors for certain material purchases and other construction services. We forecast approximately  $2.5 billion and  $2.6 billion of construction expenditures excluding AFUDC and capitalized interest for 2011 and 2012, respectively. The subsidiaries purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following table summarizes our actual contractual commitments at December 31, 2010:

	Less Than 1			After
Contractual Commitments	year	2-3 years	4-5 years	5 years	Total

	(in millions)
Fuel Purchase Contracts (a)	$2,810	$3,974	$2,543	$3,718	$13,045
Energy and Capacity Purchase Contracts (b)	69	199	204	1,101	1,573
Total	$2,879	$4,173	$2,747	$4,819	$14,618

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.

GUARANTEES

We record liabilities for guarantees in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees in excess of our ownership percentages. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit

We enter into standby letters of credit with third parties. As Parent, we issue all of these letters of credit in our ordinary course of business on behalf of our subsidiaries. These letters of credit cover items such as gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

We have two  $1.5 billion credit facilities, of which  $750 million may be issued under one credit facility as letters of credit. In June 2010, we terminated one of the  $1.5 billion facilities that was scheduled to mature in March 2011 and replaced it with a new  $1.5 billion credit facility which matures in 2013 and allows for the issuance of up to  $600 million as letters of credit. As of December 31, 2010, the maximum future payments for letters of credit issued under the two  $1.5 billion credit facilities were  $124 million with maturities ranging from January 2011 to November 2011.

In June 2010, we reduced a  $627 million credit agreement to  $478 million. As of December 31, 2010,  $477 million of letters of credit with maturities ranging from March 2011 to April 2011 were issued by subsidiaries under this credit agreement to support variable rate Pollution Control Bonds.

Guarantees of Third-Party Obligations

SWEPCo

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of approximately  $65 million. Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine Mining Company (Sabine), a consolidated variable interest entity. This guarantee ends upon depletion of reserves and completion of final reclamation. Based on the latest study, we estimate the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately  $58 million. As of December 31, 2010, SWEPCo has collected approximately  $49 million through a rider for final mine closure and reclamation costs, of which  $2 million is recorded in Other Current Liabilities,  $25 million is recorded in Deferred Credits and Other Noncurrent Liabilities and  $22 million is recorded in Asset Retirement Obligations on our Consolidated Balance Sheets.

Sabine charges SWEPCo, its only customer, all of its costs. SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

We enter into several types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, our exposure generally does not exceed the sale price. The status of certain sale agreements is discussed in the “Dispositions” section of Note 7. These sale agreements include indemnifications with a maximum exposure related to the collective purchase price. This maximum exposure of approximately  $1 billion relates to the Bank of America (BOA) litigation indemnity pertaining to the sale of Houston Pipeline Company in 2005 (see “Enron Bankruptcy” section of this note), of which  $448 million is recorded in Current Liabilities – Deferred Gain and Accrued Litigation Costs on the Consolidated Balance Sheet as of December 31, 2010. In February 2011, all matters related to the BOA litigation were resolved and we paid BOA  $425 million. There are no material amounts recorded for any indemnifications other than the deferred gain (plus interest and attorneys' fees) related to the BOA litigation which settled in February 2011.

Lease Obligations

We lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 13 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Federal EPA Complaint and Notice of Violation

The Federal EPA, certain special interest groups and a number of states alleged that APCo, CSPCo, I&M and OPCo modified certain units at their coal-fired generating plants in violation of the NSR requirements of the CAA. Cases with similar allegations against CSPCo, Dayton Power and Light Company and Duke Energy Ohio, Inc. were also filed related to their jointly-owned units. The cases were settled with the exception of a case involving a jointly-owned Beckjord unit which had a liability trial. Following two liability trials, the jury found no liability at the jointly-owned Beckjord unit. The defendants and the plaintiffs appealed to the Seventh Circuit Court of Appeals. In October 2010, the Seventh Circuit dismissed all remaining claims in these cases. Beckjord is operated by Duke Energy Ohio, Inc.

SWEPCo Citizen Suit and Notice of Violation

In 2005, two special interest groups, Sierra Club and Public Citizen, filed a complaint alleging violations of the CAA at SWEPCo's Welsh Plant. In 2008, a consent decree resolved all claims in the case and in the pending appeal of an altered permit for the Welsh Plant. The consent decree required SWEPCo to install continuous particulate emission monitors at the Welsh Plant, secure 65 MW of renewable energy capacity, fund  $2 million in emission reduction, energy efficiency or environmental mitigation projects and pay a portion of plaintiffs' attorneys' fees and costs.

The Federal EPA issued a Notice of Violation (NOV) based on alleged violations of a percent sulfur in fuel limitation and the heat input values listed in a previous state permit similar to the claims made in the citizen suit. The NOV also alleges that a permit alteration issued by the Texas Commission on Environmental Quality in 2007 was improper. In March 2008, SWEPCo met with the Federal EPA to discuss the alleged violations. The Federal EPA did not object to the settlement of the citizen suit and has taken no further action. We are unable to predict the timing of any future action by the Federal EPA. We are unable to determine a range of potential losses that are reasonably possible of occurring.

Carbon Dioxide Public Nuisance Claims

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. The court stated that Congress could enact comprehensive legislation to regulate CO2 emissions or that the Federal EPA could regulate CO2 emissions under existing CAA authorities and that either of these actions could override any decision made by the district court under federal common law. The Second Circuit did not rule on whether the plaintiffs could proceed with their state common law nuisance claims. In December 2010, the defendants' petition for review by the U.S. Supreme Court was granted. Briefing is underway and the case will be heard in April 2011. We believe the actions are without merit and intend to continue to defend against the claims.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011.

We are unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of  $95 million to  $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. Briefing is complete and no date has been set for oral argument. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. We believe the action is without merit and intend to defend against the claims. We are unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, our generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. We currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2010, our subsidiaries are named by the Federal EPA as a Potentially Responsible Party (PRP) for four sites for which alleged liability is unresolved. There are eight additional sites for which our subsidiaries have received information requests which could lead to PRP designation. Our subsidiaries have also been named potentially liable at four sites under state law including the I&M site discussed in the next paragraph. In those instances where we have been named a PRP or defendant, our disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately  $11 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. We cannot predict the amount of additional cost, if any.

We evaluate the potential liability for each Superfund site separately, but several general statements can be made about our potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, our estimates do not anticipate material cleanup costs for any of our identified Superfund sites, except the I&M site discussed above.

Amos Plant – State and Federal Enforcement Proceedings

In March 2010, we received a letter from the West Virginia Department of Environmental Protection, Division of Air Quality (DAQ), alleging that at various times in 2007 through 2009 the units at Amos Plant reported periods of excess opacity (indicator of compliance with particulate matter emission limits) that lasted for more than thirty consecutive minutes in a 24-hour period and that certain required notifications were not made. We met with representatives of DAQ to discuss these occurrences and the steps we have taken to prevent a recurrence. DAQ indicated that additional enforcement action may be taken, including imposition of a civil penalty of approximately  $240 thousand. We have denied that violations of the reporting requirements occurred and maintain that the proper reporting was done. We continue to discuss the resolution of these issues with DAQ, but cannot predict the outcome of these discussions or the amount of any penalty that may be assessed.

In March 2010, we received a request to show cause from the Federal EPA alleging that certain reporting requirements under Superfund and the Emergency Planning and Community Right-to-Know Act had been violated and inviting us to engage in settlement negotiations. The request includes a proposed civil penalty of approximately  $300 thousand. We indicated our willingness to engage in good faith negotiations and provided additional information to representatives of the Federal EPA. We have not admitted that any violations occurred or that the amount of the proposed penalty is reasonable.

Defective Environmental Equipment

As part of our continuing environmental investment program, we chose to retrofit wet flue gas desulfurization systems on several units utilizing the jet bubbling reactor (JBR) technology. The retrofits on two Cardinal Plant units and a Conesville Plant unit are operational. Due to unexpected operating results, we completed an extensive review in 2009 of the design and manufacture of the JBR internal components. Our review concluded that there were fundamental design deficiencies and that inferior and/or inappropriate materials were selected for the internal fiberglass components. We initiated discussions with Black & Veatch, the original equipment manufacturer, to develop a repair or replacement corrective action plan. In 2010, we settled with Black & Veatch and resolved the issues involving the internal components and JBR vessel corrosion. These settlements resulted in an immaterial increase in the capitalized costs of the projects for modification of the scope of the contracts.

NUCLEAR CONTINGENCIES

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC). We have a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant. The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037. The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements. By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generating units, for a nuclear power plant incident at any nuclear plant in the U.S. Should a nuclear incident occur at any nuclear power plant in the U.S., the liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program. Decommissioning costs are accrued over the service life of the Cook Plant. The most recent decommissioning cost study was performed in 2009. According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste ranges from  $831 million to  $1.5 billion in 2009 nondiscounted dollars. The wide range in estimated costs is caused by variables in assumptions. I&M recovers estimated decommissioning costs for the Cook Plant in its rates. The amount recovered in rates was  $14 million in 2010,  $16 million in 2009 and  $27 million in 2008. Reduced annual decommissioning cost recovery amounts reflect the units' longer estimated life and operating licenses granted by the NRC. Decommissioning costs recovered from customers are deposited in external trusts.

At December 31, 2010 and 2009, the total decommissioning trust fund balance was  $1.2 billion and  $1.1 billion, respectively. Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers. The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant. However, future net income, cash flows and possibly financial condition would be adversely affected if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The Federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal. A fee of one mill per KWH for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury. At December 31, 2010 and 2009, fees and related interest of  $265 million and  $265 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling  $307 million and  $306 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts. I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for property damage, decommissioning and decontamination at the Cook Plant in the amount of  $1.8 billion. I&M purchases  $1 billion of excess coverage for property damage, decommissioning and decontamination. Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage. I&M utilizes an industry mutual insurer for the placement of this insurance coverage. Participation in this mutual insurance requires a contingent financial obligation of up to  $41 million for I&M which is assessable if the insurer's financial resources would be inadequate to pay for losses.

The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at  $12.6 billion and covers any incident at a licensed reactor in the U.S. Commercially available insurance, which must be carried for each licensed reactor, provides  $375 million of coverage. In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of  $117.5 million on each licensed reactor in the U.S. payable in annual installments of  $17.5 million. As a result, I&M could be assessed  $235 million per nuclear incident payable in annual installments of  $35 million. The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first  $375 million through commercially available insurance. The next level of liability coverage of up to  $12.2 billion would be covered by claims made under the Price-Anderson Act. If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases. In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, net income, cash flows and financial condition could be adversely affected.

Cook Plant Unit 1 Fire and Shutdown

In September 2008, I&M shut down Cook Plant Unit 1 (Unit 1) due to turbine vibrations, caused by blade failure, which resulted in significant turbine damage and a small fire on the electric generator. This equipment, located in the turbine building, is separate and isolated from the nuclear reactor. The turbine rotors that caused the vibration were installed in 2006 and are within the vendor's warranty period. The warranty provides for the repair or replacement of the turbine rotors if the damage was caused by a defect in materials or workmanship. Repair of the property damage and replacement of the turbine rotors and other equipment could cost up to approximately  $395 million. Management believes that I&M should recover a significant portion of these costs through the turbine vendor's warranty, insurance and the regulatory process. I&M repaired Unit 1 and it resumed operations in December 2009 at slightly reduced power. The Unit 1 rotors were repaired and reinstalled due to the extensive lead time required to manufacture and install new turbine rotors. As a result, the replacement of the repaired turbine rotors and other equipment is scheduled for the Unit 1 planned outage in the fall of 2011.

I&M maintains property insurance through NEIL with a  $1 million deductible. As of December 31, 2010, we recorded  $46 million in Prepayments and Other Current Assets on our Consolidated Balance Sheets representing estimated recoverable amounts under the property insurance policy. Through December 31, 2010, I&M received partial payments of  $203 million from NEIL for the cost incurred to date to repair the property damage.

I&M also maintains a separate accidental outage policy with NEIL. In 2009, I&M recorded  $185 million in revenue under the policy and reduced the cost of replacement power in customers' bills by  $78 million.

NEIL is reviewing claims made under the insurance policies to ensure that claims associated with the outage are covered by the policies. The review by NEIL includes the timing of the unit's return to service and whether the return should have occurred earlier reducing the amount received under the accidental outage policy. The treatment of the remaining accidental outage policy revenues through fuel clauses is discussed in “I&M Rate Matters” section of Note 4. The treatment of property damage costs, replacement power costs and insurance proceeds will be the subject of future regulatory proceedings in Indiana and Michigan. If the ultimate costs of the incident are not covered by warranty, insurance or through the regulatory process or if any future regulatory proceedings are adverse, it could have an adverse impact on net income, cash flows and financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

We maintain insurance coverage normal and customary for an integrated electric utility, subject to various deductibles. Our insurance includes coverage for all risks of physical loss or damage to our nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. Our insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by us. Coverage is generally provided by a combination of our protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on our net income, cash flows and financial condition.

Fort Wayne Lease

Since 1975, I&M has leased certain energy delivery assets from the City of Fort Wayne, Indiana under a long-term lease that expired on February 28, 2010. I&M negotiated with Fort Wayne to purchase the assets at the end of the lease, but no agreement was reached prior to the end of the lease.

I&M and Fort Wayne reached a settlement agreement. The agreement, signed in October 2010, is subject to approval by the IURC. I&M filed a petition with the IURC seeking approval. If the agreement is approved, I&M will purchase the remaining leased property and settle claims Fort Wayne asserted. The agreement provides that I&M will pay Fort Wayne a total of  $39 million, inclusive of interest, over 15 years and Fort Wayne will recognize that I&M is the exclusive electricity supplier in the Fort Wayne area. I&M will seek recovery in rates of the payments made to Fort Wayne. If the agreement is not approved by the IURC, the parties have the right to terminate the agreement and pursue other relief.

Enron Bankruptcy

In 2001, we purchased Houston Pipeline Company (HPL) from Enron. Various HPL-related contingencies and indemnities from Enron remained unsettled at the date of Enron's bankruptcy. In connection with our acquisition of HPL, we entered into an agreement with BAM Lease Company, which granted HPL the exclusive right to use approximately 55 billion cubic feet (BCF) of cushion gas required for the normal operation of the Bammel gas storage facility. At the time of our acquisition of HPL, BOA and certain other banks (the BOA Syndicate) and Enron entered into an agreement granting HPL the exclusive use of the cushion gas. Also at the time of our acquisition, Enron and the BOA Syndicate released HPL from all prior and future liabilities and obligations in connection with the financing arrangement. After the Enron bankruptcy, the BOA Syndicate informed HPL of a purported default by Enron under the terms of the financing arrangement. This dispute was being litigated in federal courts in Texas and New York.

In 2007, the judge in the New York action issued a decision on all claims, including those that were pending trial in Texas, granting BOA summary judgment and dismissing our claims. In August 2008, the New York court entered a final judgment of  $346 million. In May 2009, the judge awarded  $20 million of attorneys' fees to BOA. In October 2010, the Court of Appeals affirmed the New York district court's decision as to the final judgment of  $346 million plus interest and reversed the New York district court decision as to the judgment dismissing our claims against BOA in the Southern District of Texas.

In 2005, we sold our interest in HPL and 30 BCF of working gas for approximately  $1 billion. Although the assets were legally transferred, we were unable to determine all costs associated with the transfer until the BOA litigation was resolved. We indemnified the buyer of HPL against any damages up to the purchase price resulting from the BOA litigation, including the right to use the 55 BCF of natural gas through 2031. As a result, we deferred the entire gain related to the sale of HPL (approximately  $380 million) pending resolution of the Enron and BOA disputes.

The deferred gain related to the sale of HPL, plus accrued interest and attorneys' fees related to the New York court's judgment was  $448 million at December 31, 2010 and is included in Current Liabilities – Deferred Gain and Accrued Litigation Costs on the Consolidated Balance Sheet.  $441 million related to this matter was included in Deferred Credits and Other Noncurrent Liabilities on our Consolidated Balance Sheet at December 31, 2009. The effect of this decision had no impact on consolidated net income for 2010.

In February 2011, we reached a settlement with BOA covering claims in both the New York and Texas proceedings and paid BOA  $425 million. The settlement covers all claims with BOA and Enron. We received title to the 55 BCF of natural gas in the Bammel storage facility as part of the settlement. We do not expect the effect of the settlement to have a material impact on our 2011 consolidated net income.

Natural Gas Markets Lawsuits

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity. AEP was dismissed from the case. A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies. AEP (or a subsidiary) is among the companies named as defendants in some of these cases. These cases are at various pre-trial stages. In 2008, we settled all of the cases pending against us in California. The settlements did not impact 2008 earnings due to provisions made in prior periods. We will continue to defend each remaining case where an AEP company is a defendant. We believe the remaining exposure is immaterial.

Aquisitions and Dispositions	12 Months Ended
Dec. 31, 2010
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

7. ACQUISITIONS, DISPOSITIONS AND DISCONTINUED OPERATIONS

ACQUISITIONS

2010

Valley Electric Membership Corporation (Utility Operations segment)

In November 2009, SWEPCo signed a letter of intent to purchase certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO). In October 2010, SWEPCo finalized the purchase for approximately  $102 million and began serving VEMCO's 30,000 customers in Louisiana.

2009

Oxbow Lignite Company and Red River Mining Company (Utility Operations segment)

On December 29, 2009, SWEPCo purchased 50% of the Oxbow Lignite Company, LLC (OLC) membership interest for  $13 million. CLECO acquired the remaining 50% membership interest in the OLC for  $13 million. The Oxbow Mine is located near Coushatta, Louisiana and will be used as one of the fuel sources for SWEPCo's and CLECO's jointly-owned Dolet Hills Generating Station. SWEPCo will account for OLC as an equity investment. Also, on December 29, 2009, DHLC purchased mining equipment and assets for  $16 million from the Red River Mining Company.

2008

Erlbacher companies (AEP River Operations segment)

In June 2008, AEP River Operations purchased certain barging assets from Missouri Barge Line Company, Missouri Dry Dock and Repair Company and Cape Girardeau Fleeting, Inc. (collectively known as Erlbacher companies) for  $35 million. These assets were incorporated into AEP River Operations' business which will diversify its customer base.

DISPOSITIONS

2010

Electric Transmission Texas LLC (ETT) (Utility Operations segment)

TCC and TNC sold, at cost,  $66 million and  $73 million, respectively, of transmission facilities to ETT for the year ended December 31, 2010.

Intercontinental Exchange, Inc. (ICE) (All Other)

In April 2010, we sold our remaining 138,000 shares of ICE and recognized a  $16 million gain ( $10 million, net of tax). We recorded the gain in Interest and Investment Income on our Consolidated Statements of Income for the year ended December 31, 2010.

2009

Electric Transmission Texas LLC (ETT) (Utility Operations segment)

In 2009, TCC and TNC sold, at cost,  $93 million and  $2 million, respectively, of transmission facilities to ETT.

2008

None

DISCONTINUED OPERATIONS

Management periodically assesses our overall business model and makes decisions regarding our continued support and funding of our various businesses and operations. When it is determined that we will seek to exit a particular business or activity and we have met the accounting requirements for reclassification, we will reclassify those businesses or activities as discontinued operations. The assets and liabilities of these discontinued operations are classified in Assets Held for Sale and Liabilities Held for Sale until the time that they are sold.

Certain of our operations were discontinued in 2008. Results of operations of these businesses are classified as shown in the following table:

U.K.
Generation (a)

(in millions)
2010 Revenue	$-
2010 Pretax Income	-
2010 Earnings, Net of Tax	-

2009 Revenue	$-
2009 Pretax Income	-
2009 Earnings, Net of Tax	-

2008 Revenue	$2
2008 Pretax Income	2
2008 Earnings, Net of Tax	12

(a)       The 2008 amounts relate primarily to favorable income tax reserve adjustments.

Benefit Plans	12 Months Ended
Dec. 31, 2010
Benefit Plans [Abstract]
Benefit Plans

8. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

We sponsor a qualified pension plan and two unfunded nonqualified pension plans. Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. We sponsor OPEB plans to provide medical and life insurance benefits for retired employees.

We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of our benefit obligations are shown in the following table:

					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2010		2009		2010	2009
Discount Rate	5.05%		5.60%		5.25%	5.85%
Rate of Compensation Increase	4.95%	(a)	4.60%	(a)	N/A	N/A

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

N/A Not applicable

We use a duration-based method to determine the discount rate for our plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.

For 2010, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with an average increase of 4.95%.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of our benefit costs are shown in the following table:

				Other Postretirement
	Pension Plans			Benefit Plans
	2010	2009	2008	2010	2009	2008
Discount Rate	5.60%	6.00%	6.00%	5.85%	6.10%	6.20%
Expected Return on Plan Assets	8.00%	8.00%	8.00%	8.00%	7.75%	8.00%
Rate of Compensation Increase	4.60%	5.90%	5.90%	N/A	N/A	N/A

N/A Not Applicable

The expected return on plan assets for 2010 was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2010	2009
Initial	8.00%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2012

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$22	$(18)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	255	(209)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. We monitor the plans to control security diversification and ensure compliance with our investment policy. At December 31, 2010, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2010 and 2009

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

			Other Postretirement
	Pension Plans		Benefit Plans
	2010	2009	2010	2009
Change in Benefit Obligation	(in millions)
Benefit Obligation at January 1	$4,701	$4,301	$1,941	$1,843
Service Cost	111	104	47	42
Interest Cost	253	254	113	110
Actuarial Loss	222	290	164	32
Plan Amendment Prior Service Credit	-	-	(36)	-
Benefit Payments	(480)	(248)	(142)	(120)
Participant Contributions	-	-	29	25
Medicare Subsidy	-	-	9	9
Benefit Obligation at December 31	$4,807	$4,701	$2,125	$1,941

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$3,403	$3,161	$1,308	$1,018
Actual Gain on Plan Assets	420	482	149	235
Company Contributions	515	8	117	150
Participant Contributions	-	-	29	25
Benefit Payments	(480)	(248)	(142)	(120)
Fair Value of Plan Assets at December 31	$3,858	$3,403	$1,461	$1,308

Underfunded Status at December 31	$(949)	$(1,298)	$(664)	$(633)

Benefit Amounts Recognized on the Balance Sheets as of December 31, 2010 and 2009

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2010	2009	2010	2009
	(in millions)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(8)	$(10)	$(4)	$(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(941)	(1,288)	(660)	(629)
Underfunded Status	$(949)	$(1,298)	$(664)	$(633)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2010 and 2009

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2010	2009	2010	2009
Components	(in millions)
Net Actuarial Loss	$2,129	$2,096	$638	$546
Prior Service Cost (Credit)	11	12	(20)	3
Transition Obligation	-	-	3	43

Recorded as
Regulatory Assets	$1,764	$1,750	$388	$380
Deferred Income Taxes	132	125	81	74
Net of Tax AOCI	244	233	152	138

Components of the change in amounts included in AOCI and Regulatory Assets during the years ended December 31, 2010 and 2009 are as follows:

			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2010	2009	2010	2009
Components	(in millions)
Actuarial Loss (Gain) During the Year	$121	$130	$121	$(127)
Prior Service Credit	-	-	(36)	-
Amortization of Actuarial Loss	(89)	(59)	(29)	(42)
Amortization of Transition Obligation	-	-	(27)	(27)
Change for the Year	$32	$71	$29	$(196)

Pension and Other Postretirement Plans' Assets

The following table presents the classification of pension plan assets within the fair value hierarchy at December 31, 2010:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,350	$2	$-	$-	$1,352	35.1%
International	403	-	-	-	403	10.4%
Real Estate Investment Trusts	112	-	-	-	112	2.9%
Common Collective Trust -
International	-	163	-	-	163	4.2%
Subtotal - Equities	1,865	165	-	-	2,030	52.6%

Fixed Income:
United States Government and
Agency Securities	-	634	-	-	634	16.4%
Corporate Debt	-	672	-	-	672	17.4%
Foreign Debt	-	127	-	-	127	3.3%
State and Local Government	-	23	-	-	23	0.6%
Other - Asset Backed	-	51	-	-	51	1.3%
Subtotal - Fixed Income	-	1,507	-	-	1,507	39.0%

Real Estate	-	-	83	-	83	2.2%

Alternative Investments	-	-	130	-	130	3.4%
Securities Lending	-	254	-	-	254	6.6%
Securities Lending Collateral (a)	-	-	-	(276)	(276)	(7.1)%

Cash and Cash Equivalents (b)	-	127	-	2	129	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	1	1	-%

Total	$1,865	$2,053	$213	$(273)	$3,858	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for AEP's pension assets:

		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2010	$90	$106	$196
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(7)	4	(3)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	19	19
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$83	$130	$213

The following table presents the classification of OPEB plan assets within the fair value hierarchy at December 31, 2010:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$584	$-	$-	$-	$584	40.0%
International	220	-	-	-	220	15.1%
Common Collective Trust -
Global	-	115	-	-	115	7.9%
Subtotal - Equities	804	115	-	-	919	63.0%

Fixed Income:
Common Collective Trust - Debt	-	48	-	-	48	3.3%
United States Government and
Agency Securities	-	93	-	-	93	6.4%
Corporate Debt	-	110	-	-	110	7.5%
Foreign Debt	-	25	-	-	25	1.7%
State and Local Government	-	3	-	-	3	0.2%
Other - Asset Backed	-	1	-	-	1	0.1%
Subtotal - Fixed Income	-	280	-	-	280	19.2%

Trust Owned Life Insurance:
International Equities	-	49	-	-	49	3.3%
United States Bonds	-	163	-	-	163	11.1%

Cash and Cash Equivalents (a)	21	25	-	1	47	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	3	3	0.2%

Total	$825	$632	$-	$4	$1,461	100.0%

  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets within the fair value hierarchy at December 31, 2009:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,219	$-	$-	$-	$1,219	35.8%
International	320	-	-	-	320	9.4%
Real Estate Investment Trusts	87	-	-	-	87	2.6%
Common Collective Trust -
International	-	161	-	-	161	4.7%
Subtotal - Equities	1,626	161	-	-	1,787	52.5%

Fixed Income:
United States Government and
Agency Securities	-	233	-	-	233	6.9%
Corporate Debt	-	831	-	-	831	24.4%
Foreign Debt	-	171	-	-	171	5.0%
State and Local Government	-	35	-	-	35	1.0%
Other - Asset Backed	-	27	-	-	27	0.8%
Subtotal - Fixed Income	-	1,297	-	-	1,297	38.1%

Real Estate	-	-	90	-	90	2.7%

Alternative Investments	-	-	106	-	106	3.1%
Securities Lending	-	173	-	-	173	5.1%
Securities Lending Collateral (a)	-	-	-	(196)	(196)	(5.8)%

Cash and Cash Equivalents (b)	-	116	-	4	120	3.5%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	26	26	0.8%

Total	$1,626	$1,747	$196	$(166)	$3,403	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for the pension assets:

		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2009	$137	$106	$243
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(47)	(14)	(61)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	13	13
Transfers in and/or out of Level 3	-	-	-
Balance as of December 31, 2009	$90	$106	$196

The following table presents the classification of OPEB plan assets within the fair value hierarchy at December 31, 2009:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$343	$-	$-	$-	$343	26.2%
International	375	-	-	-	375	28.7%
Common Collective Trust -
Global	-	93	-	-	93	7.1%
Subtotal - Equities	718	93	-	-	811	62.0%

Fixed Income:
Common Collective Trust - Debt	-	38	-	-	38	2.9%
United States Government and
Agency Securities	-	42	-	-	42	3.2%
Corporate Debt	-	141	-	-	141	10.8%
Foreign Debt	-	32	-	-	32	2.4%
State and Local Government	-	6	-	-	6	0.5%
Other - Asset Backed	-	2	-	-	2	0.2%
Subtotal - Fixed Income	-	261	-	-	261	20.0%

Trust Owned Life Insurance:
International Equities	-	75	-	-	75	5.7%
United States Bonds	-	131	-	-	131	10.0%

Cash and Cash Equivalents (a)	7	14	-	1	22	1.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	8	8	0.6%

Total	$725	$574	$-	$9	$1,308	100.0%

  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

We base our determination of pension expense or income on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

	December 31,
Accumulated Benefit Obligation	2010	2009
	(in millions)
Qualified Pension Plan	$4,659	$4,539
Nonqualified Pension Plans	80	90
Total	$4,739	$4,629

For our underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2010 and 2009 were as follows:

	Underfunded Pension Plans
	December 31,
	2010	2009
	(in millions)
Projected Benefit Obligation	$4,807	$4,701

Accumulated Benefit Obligation	$4,739	$4,629
Fair Value of Plan Assets	3,858	3,403
Underfunded Accumulated Benefit Obligation	$(881)	$(1,226)

Estimated Future Benefit Payments and Contributions

We expect contributions and payments for the pension plans of  $158 million and the OPEB plans of  $86 million during 2011. The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by ERISA plus payment of unfunded nonqualified benefits. For the qualified pension plan, we may make additional discretionary contributions to maintain the funded status of the plan. The contribution to the OPEB plans is generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of our Medicare subsidy receipts.

The table below reflects the total benefits expected to be paid from the plan or from our assets, including both our share of the benefit cost and the participants' share of the cost, which is funded by participant contributions to the plan. Medicare subsidy receipts are shown in the year of the corresponding benefit payments, even though actual cash receipts are expected early in the following year. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for pension benefits and OPEB are as follows:

	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2011	$314	$143	$11
2012	320	148	12
2013	325	153	13
2014	333	160	14
2015	342	166	15
Years 2016 to 2020, in Total	1,811	931	95

Components of Net Periodic Benefit Cost

The following table provides the components of our net periodic benefit cost for the plans for the years ended December 31, 2010, 2009 and 2008:

				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2010	2009	2008	2010	2009	2008
	(in millions)
Service Cost	$111	$104	$100	$47	$42	$42
Interest Cost	253	254	249	113	110	113
Expected Return on Plan Assets	(312)	(321)	(336)	(105)	(80)	(111)
Amortization of Transition Obligation	-	-	-	27	27	27
Amortization of Prior Service Cost	-	-	1	-	-	-
Amortization of Net Actuarial Loss	89	59	37	29	42	9
Net Periodic Benefit Cost	141	96	51	111	141	80
Capitalized Portion	(44)	(30)	(16)	(35)	(44)	(25)
Net Periodic Benefit Cost Recognized as
Expense	$97	$66	$35	$76	$97	$55

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on the balance sheet during 2011 are shown in the following table:

		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$121	$33
Prior Service Cost (Credit)	1	(2)
Transition Obligation	-	2
Total Estimated 2011 Amortization	$122	$33

Expected to be Recorded as
Regulatory Asset	$99	$19
Deferred Income Taxes	8	5
Net of Tax AOCI	15	9
Total	$122	$33

American Electric Power System Retirement Savings Plan

We sponsor the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not members of the United Mine Workers of America (UMWA). It is a qualified plan offering participants an opportunity to contribute a portion of their pay with features under Section 401(k) of the Internal Revenue Code. We provided matching contributions of 75% of the first 6% of eligible compensation contributed by an employee in 2008. Effective January 1, 2009, we match the first 1% of eligible employee contributions at 100% and the next 5% of contributions at 70%. The cost for company matching contributions totaled  $61 million in 2010,  $74 million in 2009 and  $71 million in 2008.

UMWA Benefits

We provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. The health and welfare benefits are administered by us and benefits are paid from our general assets. Contributions and benefits paid were not material in 2010, 2009 and 2008.

Business Segments	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
Business Segments

9. BUSINESS SEGMENTS

Our primary business is our electric utility operations. Within our Utility Operations segment, we centrally dispatch generation assets and manage our overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight. While our Utility Operations segment remains our primary business segment, other segments include our AEP River Operations segment with significant barging activities and our Generation and Marketing segment, which includes our nonregulated generating, marketing and risk management activities primarily in the ERCOT market area and to a lesser extent Ohio in PJM and MISO. Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

Our reportable segments and their related business activities are as follows:

Utility Operations

  Generation of electricity for sale to U.S. retail and wholesale customers.
  Electricity transmission and distribution in the U.S.

AEP River Operations

  Commercial barging operations that annually transport approximately 39 million tons of coal and dry bulk commodities primarily on the Ohio, Illinois and lower Mississippi Rivers. Approximately 46% of the barging is for transportation of agricultural products, 25% for coal, 11% for steel and 18% for other commodities.

Generation and Marketing

  Wind farms and marketing and risk management activities primarily in ERCOT and to a lesser extent Ohio in PJM and MISO.

The remainder of our activities is presented as All Other. While not considered a business segment, All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense, and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts are financial derivatives which settle and expire in 2011.
  The 2008 cash settlement of a purchase power and sale agreement with TEM related to the Plaquemine Cogeneration Facility which was sold in 2006.
  Revenue sharing related to the Plaquemine Cogeneration Facility.

The tables below present our reportable segment information for years ended December 31, 2010, 2009 and 2008 and balance sheet information as of December 31, 2010 and 2009. These amounts include certain estimates and allocations where necessary.

			Nonutility Operations
				Generation
	Utility		AEP River	and	All Other		Reconciling
	Operations		Operations	Marketing	(a)		Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2010
Revenues from:
External Customers	$13,687		$566	$173	$1		$-		$14,427
Other Operating Segments	104		22	-	14		(140)		-
Total Revenues	$13,791		$588	$173	$15		$(140)		$14,427

Depreciation and Amortization	$1,598		$24	$30	$2		$(13)	(b)	$1,641
Interest Income	8		-	2	31		(20)		21
Interest Expense	942		14	20	58		(35)	(b)	999
Income Tax Expense (Credit)	650		19	(20)	(6)		-		643

Net Income (Loss)	1,201		37	25	(45)		-		1,218

Gross Property Additions	2,475		23	1	1		-		2,500

			Nonutility Operations
				Generation
	Utility		AEP River	and	All Other		Reconciling
	Operations		Operations	Marketing	(a)		Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2009
Revenues from:
External Customers	$12,733	(e)	$490	$281	$(15)		$-		$13,489
Other Operating Segments	70	(e)	18	5	36		(129)		-
Total Revenues	$12,803		$508	$286	$21		$(129)		$13,489

Depreciation and Amortization	$1,561		$17	$29	$2		$(12)	(b)	$1,597
Interest Income	4		-	-	47		(40)		11
Interest Expense	916		5	21	86		(55)	(b)	973
Income Tax Expense (Credit)	553		23	-	(1)		-		575

Income (Loss) Before Discontinued
Operations and Extraordinary Loss	$1,329		$47	$41	$(47)		$-		$1,370
Extraordinary Loss, Net of Tax	(5)		-	-	-		-		(5)
Net Income (Loss)	$1,324		$47	$41	$(47)		$-		$1,365

Gross Property Additions	$2,813		$81	$1	$1		$-		$2,896

			Nonutility Operations
				Generation
	Utility		AEP River	and	All Other		Reconciling
	Operations		Operations	Marketing	(a)		Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2008
Revenues from:
External Customers	$13,326	(e)	$616	$485	$13		$-		$14,440
Other Operating Segments	240	(e)	30	(122)	9		(157)		-
Total Revenues	$13,566		$646	$363	$22		$(157)		$14,440

Depreciation and Amortization	$1,450		$14	$28	$2		$(11)	(b)	$1,483
Interest Income	42		-	1	78		(65)		56
Interest Expense	915		5	22	94		(79)	(b)	957
Income Tax Expense	515		26	17	84		-		642

Income Before Discontinued
Operations and Extraordinary Loss	$1,123		$55	$65	$133		$-		$1,376
Discontinued Operations, Net of Tax	-		-	-	12		-		12
Net Income	$1,123		$55	$65	$145		$-		$1,388

Gross Property Additions	$3,871		$116	$2	$(29)	(c)	$-		$3,960

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2010
Total Property, Plant and Equipment	$52,822	$574	$584	$11	$(251)		$53,740
Accumulated Depreciation and Amortization	17,795	110	198	9	(46)		18,066
Total Property, Plant and Equipment - Net	$35,027	$464	$386	$2	$(205)		$35,674

Total Assets	$48,780	$621	$881	$15,942	$(15,769)	(d)	$50,455

Investments in Equity Method Investees	157	3	-	-	-		160

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2009
Total Property, Plant and Equipment	$50,905	$436	$571	$10	$(238)		$51,684
Accumulated Depreciation and Amortization	17,110	88	168	8	(34)		17,340
Total Property, Plant and Equipment - Net	$33,795	$348	$403	$2	$(204)		$34,344

Total Assets	$46,930	$495	$779	$15,094	$(14,950)	(d)	$48,348

Investments in Equity Method Investees	84	4	-	-	-		88

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense, and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts are financial derivatives which settle and expire in 2011.
  The 2008 cash settlement of a purchase power and sale agreement with TEM related to the Plaquemine Cogeneration Facility which was sold in 2006. The cash settlement of  $255 million ( $164 million, net of tax) is included in Net Income.
  Revenue sharing related to the Plaquemine Cogeneration Facility.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Gross Property Additions for All Other includes construction expenditures of  $8 million in 2008 related to the acquisition of turbines by one of our nonregulated, wholly-owned subsidiaries. These turbines were refurbished and transferred to a generating facility within our Utility Operations segment in the fourth quarter of 2008. The transfer of these turbines resulted in the elimination of  $37 million from All Other and the addition of  $37 million to Utility Operations.

(d)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

(e)       PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net sales (purchases) for these contracts with AEPEP in Revenues from Other Operating Segments of  $(5) million and  $122 million for the years ended December 31, 2009 and 2008, respectively. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.

Derivatives and Hedging	12 Months Ended
Dec. 31, 2010
Derivatives and Hedging [Abstract]
Derivatives and Hedging

10. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

We are exposed to certain market risks as a major power producer and marketer of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact us due to changes in the underlying market prices or rates. We manage these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

Our strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which we transact.

Risk Management Strategies

Our strategy surrounding the use of derivative instruments focuses on managing our risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish our objectives, we primarily employ risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

We enter into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with our energy business. We enter into interest rate derivative contracts in order to manage the interest rate exposure associated with our commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as they are related to energy risk management activities. We also engage in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with our established risk management policies as approved by the Finance Committee of our Board of Directors.

The following table represents the gross notional volume of our outstanding derivative contracts as of December 31, 2010 and 2009:

Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
	2010	2009	Measure
	(in millions)
Commodity:
Power	652	589	MWHs
Coal	63	60	Tons
Natural Gas	94	127	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$171	$216	USD

Interest Rate and Foreign Currency	$907	$83	USD

Fair Value Hedging Strategies

We enter into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

We enter into and designate as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. We monitor the potential impacts of commodity price changes and, where appropriate, enter into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. We do not hedge all commodity price risk.

Our vehicle fleet and barge operations are exposed to gasoline and diesel fuel price volatility. We enter into financial heating oil and gasoline derivative contracts in order to mitigate price risk of our future fuel purchases. For disclosure purposes, these contracts are included with other hedging activity as “Commodity.” We do not hedge all fuel price risk.

We enter into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our floating-rate debt to a fixed rate. We also enter into interest rate derivative contracts to manage interest rate exposure related to anticipated borrowings of fixed-rate debt. Our anticipated fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. We do not hedge all interest rate exposure.

At times, we are exposed to foreign currency exchange rate risks primarily when we purchase certain fixed assets from foreign suppliers. In accordance with our risk management policy, we may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. We do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON OUR FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities in the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of our derivative instruments, we also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with our estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of our risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” we reflect the fair values of our derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, we are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2010 and 2009 balance sheets, we netted  $8 million and  $12 million, respectively, of cash collateral received from third parties against short-term and long-term risk management assets and  $109 million and  $98 million, respectively, of cash collateral paid to third parties against short-term and long-term risk management liabilities.

The following tables represent the gross fair value impact of our derivative activity on our Consolidated Balance Sheets as of December 31, 2010 and 2009:

Fair Value of Derivative Instruments
December 31, 2010

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign	Other
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)(c)	(a) (b)	Total
	(in millions)
Current Risk Management Assets	$1,023	$18	$30	$(839)	$232
Long-term Risk Management Assets	546	12	2	(150)	410
Total Assets	1,569	30	32	(989)	642

Current Risk Management Liabilities	995	13	2	(881)	129
Long-term Risk Management Liabilities	387	6	3	(255)	141
Total Liabilities	1,382	19	5	(1,136)	270

Total MTM Derivative Contract Net Assets
(Liabilities)	$187	$11	$27	$147	$372

Fair Value of Derivative Instruments
December 31, 2009

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign	Other
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	(a) (b)	Total
	(in millions)
Current Risk Management Assets	$1,078	$13	$-	$(831)	$260
Long-term Risk Management Assets	614	-	-	(271)	343
Total Assets	1,692	13	-	(1,102)	603

Current Risk Management Liabilities	997	17	3	(897)	120
Long-term Risk Management Liabilities	442	-	2	(316)	128
Total Liabilities	1,439	17	5	(1,213)	248

Total MTM Derivative Contract Net Assets
(Liabilities)	$253	$(4)	$(5)	$111	$355

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the Consolidated Balance Sheet on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts represent counterparty netting of risk management and hedging contracts, associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging" and dedesignated risk management contracts.

(c)       At December 31, 2010, Risk Management Assets included  $7 million and Risk Management Liabilities included  $1 million related to fair value hedging strategies while the remainder related to cash flow hedging strategies. At December 31, 2009, we only employed cash flow hedging strategies.

The table below presents our activity of derivative risk management contracts for the years ended December 31, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
	Years Ended December 31,
Location of Gain (Loss)	2010	2009
	(in millions)
Utility Operations Revenue	$85	$144
Other Revenue	9	19
Regulatory Assets (a)	(9)	(28)
Regulatory Liabilities (a)	38	(7)
Total Gain (Loss) on Risk Management Contracts	$123	$128

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheet.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the Consolidated Statements of Income on an accrual basis.

Our accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, we designate a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in Revenues on a net basis on the Consolidated Statements of Income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in Revenues or Expenses on the Consolidated Statements of Income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

We record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on our Consolidated Statements of Income. During 2010, we recognized gains of  $6 million on our hedging instruments, offsetting losses of  $6 million on our long-term debt and an immaterial amount of hedge ineffectiveness. During 2009, we did not employ any fair value hedging strategies. During 2008, we employed fair value hedging strategies and recognized an immaterial loss and no hedge ineffectiveness.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows attributable to a particular risk), we initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on our Consolidated Balance Sheets until the period the hedged item affects Net Income. We recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas, and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on our Consolidated Statements of Income, or in Regulatory Assets or Regulatory Liabilities on our Consolidated Balance Sheets, depending on the specific nature of the risk being hedged. During 2010, 2009 and 2008, we designated commodity derivatives as cash flow hedges.

We reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on our Consolidated Balance Sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on our Consolidated Statements of Income. During 2010 and 2009, we designated heating oil and gasoline derivatives as cash flow hedges.

We reclassify gains and losses on interest rate derivative hedges related to our debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2010, 2009 and 2008, we designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to our foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on our Consolidated Balance Sheets into Depreciation and Amortization expense on our Consolidated Statements of Income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships. During 2010, 2009 and 2008, we designated foreign currency derivatives as cash flow hedges.

During 2009, we recognized a  $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2010, 2009 and 2008, hedge ineffectiveness was immaterial or nonexistent for all of the other hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in AOCI on our Consolidated Balance Sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	9	13	22
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	-	-	-
Other Revenue	(7)	-	(7)
Purchased Electricity for Resale	4	-	4
Interest Expense	-	4	4
Regulatory Assets (a)	3	-	3
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2010	$7	$4	$11

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2008	$7	$(29)	$(22)
Changes in Fair Value Recognized in AOCI	(6)	11	5
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	(15)	-	(15)
Other Revenue	(15)	-	(15)
Purchased Electricity for Resale	29	-	29
Interest Expense	-	5	5
Regulatory Assets (a)	5	-	5
Regulatory Liabilities (a)	(7)	-	(7)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

During 2008 we reclassified  $7 million of gains from AOCI to net income.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on our Consolidated Balance Sheets at December 31, 2010 and 2009 were:

Impact of Cash Flow Hedges on our Consolidated Balance Sheet
December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$13	$25	$38
Hedging Liabilities (a)	(2)	(4)	(6)
AOCI Gain (Loss) Net of Tax	7	4	11

Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	3	(2)	1

Impact of Cash Flow Hedges on our Consolidated Balance Sheet
December 31, 2009

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$8	$-	$8
Hedging Liabilities (a)	(12)	(5)	(17)
AOCI Gain (Loss) Net of Tax	(2)	(13)	(15)

Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(2)	(4)	(6)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our Consolidated Balance Sheets.

The actual amounts that we reclassify from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes. As of December 31, 2010, the maximum length of time that we are hedging (with contracts subject to the accounting guidance for “Derivatives and Hedging”) our exposure to variability in future cash flows related to forecasted transactions is 41 months.

Credit Risk

We limit credit risk in our wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. We use Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

We use standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds our established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with our credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to our competitive retail auction loads, we are obligated to post an additional amount of collateral if our credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and our total exposure. On an ongoing basis, our risk management organization assesses the appropriateness of these collateral triggering items in contracts. We do not anticipate a downgrade below investment grade. The following table represents: (a) our aggregate fair value of such derivative contracts, (b) the amount of collateral we would have been required to post for all derivative and non-derivative contracts if our credit ratings had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2010 and 2009:

	December 31,
	2010	2009
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$20	$10
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	45	34
Amount Attributable to RTO and ISO Activities	44	29

In addition, a majority of our non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event under outstanding debt in excess of  $50 million. On an ongoing basis, our risk management organization assesses the appropriateness of these cross-default provisions in our contracts. We do not anticipate a non-performance event under these provisions. The following table represents: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral we have posted and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering our contractual netting arrangements as of December 31, 2010 and 2009:

	December 31,
	2010	2009
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$401	$567
Amount of Cash Collateral Posted	81	15
Additional Settlement Liability if Cross Default Provision is Triggered	213	199

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

11. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that we could realize in a current market exchange.

The book values and fair values of Long-term Debt as of December 31, 2010 and 2009 are summarized in the following table:

	December 31,
	2010		2009
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$16,811	$18,285	$17,498	$18,479

Fair Value Measurements of Other Temporary Investments

Other Temporary Investments include marketable securities that we intend to hold for less than one year, investments by our protected cell of EIS and funds held by trustees primarily for the payment of debt. See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2010
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$225	$-	$-	$225
Fixed Income Securities:
Mutual Funds	69	-	-	69
Variable Rate Demand Notes	97	-	-	97
Equity Securities - Mutual Funds	18	7	-	25
Total Other Temporary Investments	$409	$7	$-	$416

	December 31, 2009
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$223	$-	$-	$223
Fixed Income Securities:
Mutual Funds	57	-	-	57
Variable Rate Demand Notes	45	-	-	45
Equity Securities:
Domestic	1	15	-	16
Mutual Funds	18	4	-	22
Total Other Temporary Investments	$344	$19	$-	$363

(a)	Primarily represents amounts held for the payment of debt.

The following table provides the activity for our debt and equity securities within Other Temporary Investments for the years ended December 31, 2010, 2009 and 2008:

	Years Ended December 31,
	2010	2009	2008
	(in millions)
Proceeds From Investment Sales	$455	$35	$1,185
Purchases of Investments	503	82	1,118
Gross Realized Gains on Investment Sales	16	-	-
Gross Realized Losses on Investment Sales	-	-	-

At December 31, 2010 and 2009, we had no Other Temporary Investments with an unrealized loss position. In June 2009, we recorded  $9 million ( $6 million, net of tax) of other-than-temporary impairments of Other Temporary Investments for equity investments of our protected cell captive insurance company. At December 31, 2010, the fair value of fixed income securities are primarily debt based mutual funds with short and intermediate maturities and variable rate demand notes. Mutual funds may be sold and do not contain maturity dates.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal

I&M records securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF at fair value. See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments at December 31, 2010 and December 31, 2009:

	December 31,
	2010			2009
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments

	(in millions)
Cash and Cash Equivalents	$20	$-	$-	$14	$-	$-
Fixed Income Securities:
United States Government	461	23	(1)	401	13	(4)
Corporate Debt	59	4	(2)	57	5	(2)
State and Local Government	341	(1)	-	369	8	1
Subtotal Fixed Income Securities	861	26	(3)	827	26	(5)
Equity Securities - Domestic	634	183	(123)	551	234	(119)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,515	$209	$(126)	$1,392	$260	$(124)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2010, 2009 and 2008:

2

	Years Ended December 31,
	2010	2009	2008
	(in millions)
Proceeds From Investment Sales	$1,362	$713	$732
Purchases of Investments	1,415	771	804
Gross Realized Gains on Investment Sales	12	28	33
Gross Realized Losses on Investment Sales	2	1	7

The adjusted cost of debt securities was  $835 million and  $801 million as of December 31, 2010 and 2009, respectively.

The fair value of debt securities held in the nuclear trust funds, summarized by contractual maturities, at December 31, 2010 was as follows:

Fair Value
of Debt
Securities
(in millions)
Within 1 year	$22
1 year – 5 years	306
5 years – 10 years	257
After 10 years	276
Total	$861

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010 and 2009. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in AEP's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$170	$-	$-	$124	$294

Other Temporary Investments
Restricted Cash (a)	184	-	-	41	225
Fixed Income Securities:
Mutual Funds	69	-	-	-	69
Variable Rate Demand Notes	-	97	-	-	97
Equity Securities - Mutual Funds (b)	25	-	-	-	25
Total Other Temporary Investments	278	97	-	41	416

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	20	1,432	112	(1,013)	551
Cash Flow Hedges:
Commodity Hedges (c)	11	17	-	(15)	13
Fair Value Hedges	-	7	-	-	7
Interest Rate/Foreign Currency Hedges	-	25	-	-	25
Dedesignated Risk Management Contracts (d)	-	-	-	46	46
Total Risk Management Assets	31	1,481	112	(982)	642

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	8	-	12	20
Fixed Income Securities:
United States Government	-	461	-	-	461
Corporate Debt	-	59	-	-	59
State and Local Government	-	341	-	-	341
Subtotal Fixed Income Securities	-	861	-	-	861
Equity Securities - Domestic (b)	634	-	-	-	634
Total Spent Nuclear Fuel and Decommissioning Trusts	634	869	-	12	1,515

Total Assets	$1,113	$2,447	$112	$(805)	$2,867

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$25	$1,325	$27	$(1,114)	$263
Cash Flow Hedges:
Commodity Hedges (c)	4	13	-	(15)	2
Fair Value Hedges	-	1	-	-	1
Interest Rate/Foreign Currency Hedges	-	4	-	-	4
Total Risk Management Liabilities	$29	$1,343	$27	$(1,129)	$270

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2009

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$427	$-	$-	$63	$490

Other Temporary Investments
Restricted Cash (a)	198	-	-	25	223
Fixed Income Securities:
Mutual Funds	57	-	-	-	57
Variable Rate Demand Notes	-	45	-	-	45
Equity Securities (b):
Domestic	16	-	-	-	16
Mutual Funds	22	-	-	-	22
Total Other Temporary Investments	293	45	-	25	363

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	8	1,609	72	(1,119)	570
Cash Flow Hedges:
Commodity Hedges (c)	1	11	-	(4)	8
Dedesignated Risk Management Contracts (d)	-	-	-	25	25
Total Risk Management Assets	9	1,620	72	(1,098)	603

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	3	-	11	14
Fixed Income Securities:
United States Government	-	401	-	-	401
Corporate Debt	-	57	-	-	57
State and Local Government	-	369	-	-	369
Subtotal Fixed Income Securities	-	827	-	-	827
Equity Securities - Domestic (b)	551	-	-	-	551
Total Spent Nuclear Fuel and Decommissioning Trusts	551	830	-	11	1,392

Total Assets	$1,280	$2,495	$72	$(999)	$2,848

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$11	$1,415	$10	$(1,205)	$231
Cash Flow Hedges:
Commodity Hedges (c)	-	16	-	(4)	12
Interest Rate/Foreign Currency Hedges	-	5	-	-	5
Total Risk Management Liabilities	$11	$1,436	$10	$(1,209)	$248

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(e)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(f)       The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ( $2) million in 2011,  $2 million in periods 2012-2014 and ( $5) million in periods 2015-2018; Level 2 matures  $13 million in 2011,  $66 million in periods 2012-2014,  $12 million in periods 2015-2016 and  $16 million in periods 2017-2028; Level 3 matures  $18 million in 2011,  $24 million in periods 2012-2014,  $16 million in periods 2015-2016 and  $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

(g)       The December 31, 2009 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ( $1) million in 2010, ( $1) million in periods 2011-2013 and ( $1) million in periods 2014-2015; Level 2 matures  $65 million in 2010,  $84 million in periods 2011-2013,  $22 million in periods 2014-2015 and  $23 million in periods 2016-2028; Level 3 matures  $17 million in 2010,  $16 million in periods 2011-2013,  $8 million in periods 2014-2015 and  $21 million in periods 2016-2028.

There have been no transfers between Level 1 and Level 2 during the year ended December 31, 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives and other investments classified as Level 3 in the fair value hierarchy:

Net Risk Management
Year Ended December 31, 2010	Assets (Liabilities)

(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	63
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(25)
Transfers into Level 3 (d) (h)	18
Transfers out of Level 3 (e) (h)	(53)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2010	$85

Net Risk Management
Year Ended December 31, 2009	Assets (Liabilities)

(in millions)
Balance as of December 31, 2008	$49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(4)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	44
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(17)
Transfers in and/or out of Level 3 (f)	(25)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2009	$62

	Net Risk
	Management	Other	Investments
	Assets	Temporary	in Debt
Year Ended December 31, 2008	(Liabilities)	Investments	Securities

	(in millions)
Balance as of December 31, 2007	$49	$-	$-
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	-	-	-
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	12	-	-
Realized and Unrealized Gains (Losses) Included in Other
Comprehensive Income	-	-	-
Purchases, Issuances and Settlements (c)	-	(118)	(17)
Transfers in and/or out of Level 3 (f)	(36)	118	17
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	24	-	-
Balance as of December 31, 2008	$49	$-	$-

(a)       Included in revenues on our Consolidated Statements of Income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on our Consolidated Statements of Income. These net gains (losses) are recorded as regulatory liabilities/assets.

(h)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

12. INCOME TAXES

The details of our consolidated income taxes before discontinued operations and extraordinary loss as reported are as follows:

	Years Ended December 31,
	2010	2009	2008

	(in millions)
Federal:
Current	$(134)	$(575)	$164
Deferred	760	1,171	456
Total Federal	626	596	620

State and Local:
Current	(20)	(76)	(1)
Deferred	38	55	22
Total State and Local	18	(21)	21

International:
Current	(1)	-	1
Deferred	-	-	-
Total International	(1)	-	1

Total Income Tax Expense Before Discontinued
Operations and Extraordinary Loss	$643	$575	$642

The following is a reconciliation of our consolidated difference between the amount of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported.

	Years Ended December 31,
	2010	2009	2008

	(in millions)
Net Income	$1,218	$1,365	$1,388
Discontinued Operations, Net of Income Tax of $(10) million in 2008	-	-	(12)
Extraordinary Loss, Net of Income Tax of $3 million in 2009	-	5	-
Income Before Discontinued Operations and Extraordinary Loss	1,218	1,370	1,376
Income Tax Expense Before Discontinued Operations and Extraordinary Loss	643	575	642
Pretax Income	$1,861	$1,945	$2,018

Income Taxes on Pretax Income at Statutory Rate (35%)	$651	$681	$706
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	47	31	23
Investment Tax Credits, Net	(16)	(19)	(19)
Energy Production Credits	(20)	(15)	(20)
State and Local Income Taxes	11	(14)	13
Removal Costs	(19)	(19)	(21)
AFUDC	(33)	(36)	(24)
Medicare Subsidy	12	(11)	(12)
Tax Reserve Adjustments	(16)	(6)	2
Other	26	(17)	(6)
Total Income Tax Expense Before Discontinued Operations and
Extraordinary Loss	$643	$575	$642

Effective Income Tax Rate	34.6%	29.6%	31.8%

The following table shows elements of the net deferred tax liability and significant temporary differences:

	December 31,
	2010	2009

	(in millions)
Deferred Tax Assets	$2,519	$2,493
Deferred Tax Liabilities	(10,009)	(9,065)
Net Deferred Tax Liabilities	$(7,490)	$(6,572)

Property-Related Temporary Differences	$(5,301)	$(4,714)
Amounts Due from Customers for Future Federal Income Taxes	(250)	(229)
Deferred State Income Taxes	(622)	(523)
Securitized Transition Assets	(651)	(712)
Regulatory Assets	(867)	(862)
Accrued Pensions	218	335
Deferred Income Taxes on Other Comprehensive Loss	207	203
Accrued Nuclear Decommissioning	(395)	(356)
All Other, Net	171	286
Net Deferred Tax Liabilities	$(7,490)	$(6,572)

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

At December 31, 2010, we have federal general business credit carryforwards of  $64 million. If these credits are not utilized, they will expire in the years 2028 through 2030.

We are no longer subject to U.S. federal examination for years before 2001. We have completed the exam for the years 2001 through 2006 and have issues that we are pursuing at the appeals level. The years 2007 and 2008 are currently under examination. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, we accrue interest on these uncertain tax positions. We are not aware of any issues for open tax years that upon final resolution are expected to have a material adverse effect on net income.

We, along with our subsidiaries, file income tax returns in various state, local and foreign jurisdictions. These taxing authorities routinely examine our tax returns and we are currently under examination in several state and local jurisdictions. We believe that we have filed tax returns with positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and the ultimate resolution of these audits will not materially impact net income. With few exceptions, we are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2000.

We sustained federal, state and local net income tax operating losses in 2009 driven primarily by bonus depreciation, a change in tax accounting method related to units of property and other book versus tax temporary differences. As a result, we accrued current federal, state and local income tax benefits in 2009. We realized the federal cash flow benefit in 2010 as there was sufficient capacity in prior periods to carry the net operating loss back. Most of our state and local jurisdictions do not provide for a net operating loss carry back. We anticipate future taxable income will be sufficient to realize the tax benefit. As such, we determined that a valuation allowance is unnecessary.

We recognize interest accruals related to uncertain tax positions in interest income or expense, as applicable, and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following table shows amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2010	2009	2008

	(in millions)
Interest Expense	$8	$1	$10
Interest Income	11	5	21
Reversal of Prior Period Interest Expense	5	5	13

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	December 31,
	2010	2009

	(in millions)
Accrual for Receipt of Interest	$42	$30
Accrual for Payment of Interest and Penalties	21	18

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008

	(in millions)
Balance at January 1,	$237	$237	$222
Increase - Tax Positions Taken During a Prior Period	40	56	41
Decrease - Tax Positions Taken During a Prior Period	(43)	(65)	(45)
Increase - Tax Positions Taken During the Current Year	-	16	27
Decrease - Tax Positions Taken During the Current Year	(6)	-	(5)
Increase - Settlements with Taxing Authorities	-	1	3
Decrease - Settlements with Taxing Authorities	(2)	-	-
Decrease - Lapse of the Applicable Statute of Limitations	(7)	(8)	(6)
Balance at December 31,	$219	$237	$237

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is  $112 million,  $137 million and  $147 million for 2010, 2009 and 2008, respectively. We believe there will be no significant net increase or decrease in unrecognized tax benefits within 12 months of the reporting date.

Federal Tax Legislation

Under the Energy Tax Incentives Act of 2005, we filed applications with the United States Department of Energy and the IRS in 2008 for the West Virginia IGCC project and in July 2008 the IRS allocated the project  $134 million in credits. In September 2008, we entered into a memorandum of understanding with the IRS concerning the requirements of claiming the credits. We had until July 2010 to meet certain minimum requirements under the agreement with the IRS or the credits would be forfeited. In July 2010, we forfeited the allocated tax credits.

The Economic Stimulus Act of 2008 provided enhanced expensing provisions for certain assets placed in service in 2008 and a 50% bonus depreciation provision similar to the one in effect in 2003 through 2004 for assets placed in service in 2008. The enacted provisions did not have a material impact on net income or financial condition, but provided a cash flow benefit of approximately  $200 million in 2008.

The American Recovery and Reinvestment Tax Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to the 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit of  $419 million.

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded in March 2010. This reduction did not materially affect our cash flows or financial condition. For the year ended December 31, 2010, deferred tax assets decreased  $56 million, partially offset by recording net tax regulatory assets of  $35 million in our jurisdictions with regulated operations, resulting in a decrease in net income of  $21 million.

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions will not have a material impact on net income or financial condition but had a favorable impact on cash flows of  $318 million in 2010.

State Tax Legislation

Under Ohio House Bill 66, in 2005, the Ohio companies established a regulatory liability for  $57 million pending rate-making treatment in Ohio. For those companies in which state income taxes flow through for rate-making purposes, regulatory assets associated with the deferred state income tax liabilities were reduced by  $22 million. In November 2006, the PUCO ordered that the  $57 million be amortized to income as an offset to power supply contract losses incurred by CSPCo and OPCo for sales to Ormet. As of December 31, 2008, the  $57 million regulatory liability was fully amortized.

The Ohio legislation also imposed a new commercial activity tax at a fully phased-in rate of 0.26% on all Ohio gross receipts. The tax was phased-in over a five-year period that began July 1, 2005 at 23% of the full 0.26% rate. As a result of this tax, expenses of approximately  $13 million,  $11 million and  $9 million were recorded in 2010, 2009 and 2008, respectively, in Taxes Other Than Income Taxes.

Michigan Senate Bill 0094 (MBT Act), effective January 1, 2008, provided a comprehensive restructuring of Michigan's principal business tax. The law replaced the Michigan Single Business Tax. The MBT Act is composed of a new tax which is calculated based upon two components: (a) a business income tax (BIT) imposed at a rate of 4.95% and (b) a modified gross receipts tax (GRT) imposed at a rate of 0.80%, which will collectively be referred to as the BIT/GRT tax calculation. The law also includes significant credits for engaging in Michigan-based activity.

In March 2008, legislation was signed providing for, among other things, a reduction in the West Virginia corporate income tax rate from 8.75% to 8.5% beginning in 2009. The corporate income tax rate could also be reduced to 7.75% in 2012 and 7% in 2013 contingent upon the state government achieving certain minimum levels of shortfall reserve funds. We have evaluated the impact of the law change and the application of the law change will not materially impact our net income, cash flows or financial condition.

Leases	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Leases

13. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

	Years Ended December 31,
Lease Rental Costs	2010	2009	2008

	(in millions)
Net Lease Expense on Operating Leases	$343	$354	$368
Amortization of Capital Leases	97	83	97
Interest on Capital Leases	26	13	16
Total Lease Rental Costs	$466	$450	$481

The following table shows the property, plant and equipment under capital leases and related obligations recorded on our Consolidated Balance Sheets. Capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our Consolidated Balance Sheets.

	December 31,
Property, Plant and Equipment Under Capital Leases	2010	2009

	(in millions)
Generation	$97	$75
Distribution	-	-
Other Property, Plant and Equipment	482	379
Construction Work in Progress	-	-
Total Property, Plant and Equipment Under Capital Leases	579	454
Accumulated Amortization	108	139
Net Property, Plant and Equipment Under Capital Leases	$471	$315

Obligations Under Capital Leases
Noncurrent Liability	$398	$244
Liability Due Within One Year	76	73
Total Obligations Under Capital Leases	$474	$317

Future minimum lease payments consisted of the following at December 31, 2010:

		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2011	$100	$306
2012	88	286
2013	71	261
2014	59	241
2015	47	226
Later Years	286	1,349
Total Future Minimum Lease Payments	$651	$2,669
Less Estimated Interest Element	177
Estimated Present Value of Future Minimum
Lease Payments	$474

Master Lease Agreements

We lease certain equipment under master lease agreements. In December 2010, we signed a new master lease agreement with GE Capital Commercial Inc. (GE) for approximately  $137 million to replace existing operating and capital leases with GE. We refinanced approximately  $60 million of capital leases and approximately  $77 million in operating leases. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. Approximately  $16 million of currently leased assets were not included in the refinancing, but will be purchased or refinanced in 2011. In addition, approximately  $40 million of operating leases that were previously under lease with GE are now recorded as capital leases after the refinancing. These obligations are included in the future minimum lease payments schedule earlier in this note.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 84% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, we are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 84% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, we are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2010, the maximum potential loss for these lease agreements was approximately  $14 million ( $9 million, net of tax) assuming the fair value of the equipment is zero at the end of the lease term. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. Neither AEGCo, I&M nor AEP has an ownership interest in the Owner Trustee and do not guarantee its debt. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2010 are as follows:

Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2011	$74	$74
2012	74	74
2013	74	74
2014	74	74
2015	74	74
Later Years	517	517
Total Future Minimum Lease Payments	$887	$887

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are  $17 million for I&M and  $19 million for SWEPCo for the remaining railcars as of December 31, 2010. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately  $12 million ( $8 million, net of tax) and SWEPCo's is approximately  $13 million ( $9 million, net of tax) assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, we believe that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine, an entity consolidated in accordance with the accounting guidance for “Variable Interest Entities,” entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling  $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale and leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. In addition to the 2009 transactions, Sabine has one additional  $53 million dragline completed in 2008 that was financed under a capital lease. These capital lease assets are included in Other Property, Plant and Equipment on our December 31, 2010 and 2009 Consolidated Balance Sheets. The short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our December 31, 2010 and 2009 Consolidated Balance Sheets. The future payment obligations are included in our future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In December 2007, I&M entered into a sale-and-leaseback transaction with Citicorp Leasing, Inc. (CLI), an unrelated, unconsolidated, wholly-owned subsidiary of Citibank, N.A. to lease nuclear fuel for I&M's Cook Plant. In December 2007, I&M sold a portion of its unamortized nuclear fuel inventory to CLI at cost for  $85 million. The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 60 months. The future payment obligations of  $3 million are included in our future minimum lease payments schedule earlier in this note. The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on our December 31, 2010 and 2009 Consolidated Balance Sheets. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2010 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	Amount
(in millions)
2011	$2
2012	1
Total Future Minimum Lease Payments	$3

Financing Activities	12 Months Ended
Dec. 31, 2010
Financing Activities [Abstract]
Financing Activities

14. FINANCING ACTIVITIES

AEP Common Stock

In April 2009, we issued 69 million shares of common stock at  $24.50 per share for net proceeds of  $1.64 billion, which were primarily used to repay cash drawn under our credit facilities in the second quarter of 2009.

Set forth below is a reconciliation of common stock share activity for the years ended December 31, 2010, 2009 and 2008:

		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2007	421,926,696	21,499,992
Issued	4,394,552	-
Treasury Stock Contributed to AEP Foundation	-	(1,250,000)
Balance, December 31, 2008	426,321,248	20,249,992
Issued	72,012,017	-
Treasury Stock Acquired	-	28,866
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725

Preferred Stock

Information about the components of preferred stock of our subsidiaries is as follows:

December 31, 2010
	Call Price	Shares	Shares
	Per Share (a)	Authorized (b)	Outstanding (c)	Amount
Not Subject to Mandatory Redemption:				(in millions)
4.00% - 5.00%	$102- $110	1,525,903	600,641	$60

December 31, 2009
	Call Price	Shares	Shares
	Per Share (a)	Authorized (b)	Outstanding (c)	Amount
Not Subject to Mandatory Redemption:				(in millions)
4.00% - 5.00%	$102- $110	1,525,903	606,627	$61

(a)       At the option of the subsidiary, the shares may be redeemed at the call price plus accrued dividends. The involuntary liquidation preference is  $100 per share for all outstanding shares. If the subsidiary defaults on preferred stock dividend payments for a period of one year or longer, preferred stock holders are entitled, voting separately as one class, to elect the number of directors necessary to constitute a majority of the full board of directors of the subsidiary.

(b)       As of December 31, 2010 and 2009, our subsidiaries had 14,494,227 and 14,488,294 shares of  $100 par value preferred stock, respectively, 22,200,000 shares of  $25 par value preferred stock and 7,822,535 and 7,822,482 shares of no par value preferred stock, respectively, that were authorized but unissued. Total shares authorized but unissued include shares not subject to mandatory redemption described in the above table.

(c)       The number of preferred stock shares redeemed was 5,986 shares and 251 shares in 2010 and 2009, respectively. There were no preferred stock shares redeemed in 2008.

Long-term Debt
	Weighted
	Average
	Interest
	Rate at			Outstanding at
	December 31,	Interest Rate Ranges at December 31,		December 31,
Type of Debt and Maturity	2010	2010	2009	2010	2009

				(in millions)
Senior Unsecured Notes
2010-2015	4.99%	0.702%-6.375%	0.464%-6.375%	$3,318	$4,258
2016-2021	6.12%	5.00%-7.95%	5.00%-7.95%	4,020	4,020
2029-2040	6.41%	5.625%-8.13%	5.625%-8.13%	4,331	4,138

Pollution Control Bonds (a)
2010-2015 (b)	2.95%	0.29%-6.25%	0.22%-7.125%	1,300	800
2017-2025	5.12%	4.45%-6.05%	0.23%-6.05%	443	595
2026-2042	5.19%	4.40%-6.30%	0.20%-6.30%	520	764

Notes Payable (c)
2011-2026	5.44%	2.07%-8.03%	4.47%-8.03%	396	326

Securitization Bonds
2010-2020	5.36%	4.98%-6.25%	4.98%-6.25%	1,847	1,995

Junior Subordinated Debentures (d)
2063	8.75%	8.75%	8.75%	315	315

Spent Nuclear Fuel Obligation (e)				265	265

Other Long-term Debt
2011-2059	1.72%	1.3125%-13.718%	1.25%-13.718%	91	88

Unamortized Discount (net)				(35)	(66)
Total Long-term Debt Outstanding				16,811	17,498
Less Portion Due Within One Year				1,309	1,741
Long-term Portion				$15,502	$15,757

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to mandatory redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity and repayment purposes based on the mandatory redemption date.

(c)       Notes payable represent outstanding promissory notes issued under term loan agreements and revolving credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)       Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.

(e)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

At December 31, 2010,  $50 million of PSO's Senior Unsecured Notes, which are due within one year, are classified as long-term debt due to our intent and ability to refinance these notes on a long-term basis. In January 2011, PSO issued  $250 million of 4.4% Senior Unsecured Notes due in 2021, demonstrating the ability to refinance these obligations on a long-term basis.

At December 31, 2009, approximately  $472 million of variable-rate, tax-exempt bonds were outstanding. These bonds, which are short-term obligations, were classified as long-term due to our intent and ability to refinance each obligation on a long-term basis. At December 31, 2009, our  $478 million credit facility had non-cancelable terms in excess of one year, demonstrating the ability to refinance these short-term obligations on a long-term basis.

Long-term debt outstanding at December 31, 2010 is payable as follows:

						After
	2011	2012	2013	2014	2015	2015	Total

	(in millions)
Principal Amount	$1,309	$815	$1,344	$941	$1,490	$10,947	$16,846
Unamortized Discount							(35)
Total Long-term Debt Outstanding							$16,811

In January 2011, TCC retired  $92 million of its outstanding Securitization Bonds.

In February 2011, APCo issued  $65 million of 2% Pollution Control Bonds due in 2041 with a 2012 mandatory put date.

As of December 31, 2010, trustees held, on our behalf,  $303 million of our reacquired variable rate tax-exempt long-term debt.

Dividend Restrictions

Parent Restrictions

The holders of our common stock are entitled to receive the dividends declared by our Board of Directors provided funds are legally available for such dividends.  Our income derives from our common stock equity in the earnings of our utility subsidiaries.

Pursuant to the leverage restrictions in our credit agreements, we must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  None of AEP's retained earnings were restricted for the purpose of the payment of dividends.

We have issued  $315 million of Junior Subordinated Debentures.  The debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.  We have the option to defer interest payments on the debentures for one or more periods of up to 10 consecutive years per period.  During any period in which we defer interest payments, we may not declare or pay any dividends or distributions on, or redeem, repurchase or acquire our common stock.  We do not anticipate any deferral of those interest payments in the foreseeable future.

Utility Subsidiaries' Restrictions

Various financing arrangements, charter provisions and regulatory requirements may impose certain restrictions on the ability of our utility subsidiaries to transfer funds to us in the form of dividends.  Specifically, most of our public utility subsidiaries have revolving credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%.  At December 31, 2010, the amount of restricted net assets of AEP's subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was approximately  $7 billion.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the par value of the common stock multiplied by the number of shares outstanding.  This restriction does not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Lines of Credit and Short-term Debt

We use our commercial paper program to meet the short-term borrowing needs of our subsidiaries. The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds the majority of the nonutility subsidiaries. In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons. As of December 31, 2010, we had credit facilities totaling  $3 billion to support our commercial paper program (see “Credit Facilities” section below). The maximum amount of commercial paper outstanding during 2010 was  $868 million and the weighted average interest rate of commercial paper outstanding during the year was 0.43%. Our outstanding short-term debt was as follows:

	December 31,
	2010		2009
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$690	0.31%	$-	-
Commercial Paper	650	0.52%	119	0.26%
Line of Credit – Sabine Mining Company (c)	6	2.15%	7	2.06%
Total Short-term Debt	$1,346		$126

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance. See "ASU 2009-16 'Transfers and Servicing' " section of Note 2.

(c)       Sabine Mining Company is a consolidated variable interest entity. This line of credit does not reduce available liquidity under AEP's credit facilities.

Credit Facilities

We have credit facilities totaling  $3 billion to support our commercial paper program. The facilities are structured as two  $1.5 billion credit facilities, of which  $750 million may be issued under the credit facility that matures in April 2012 as letters of credit. In June 2010, we terminated one of the  $1.5 billion facilities, which was scheduled to mature in March 2011, and replaced it with a new  $1.5 billion credit facility which matures in June 2013 and allows for the issuance of up to  $600 million as letters of credit. As of December 31, 2010, the maximum future payments for letters of credit issued under the two  $1.5 billion credit facilities were  $124 million.

In June 2010, we reduced a  $627 million credit agreement that matures in April 2011 to  $478 million. Under the facility, we may issue letters of credit. As of December 31, 2010,  $477 million of letters of credit were issued by subsidiaries under this credit agreement to support variable rate Pollution Control Bonds.

Securitized Accounts Receivable – AEP Credit

AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries. Prior to January 1, 2010, this transaction constituted a sale of receivables in accordance with the accounting guidance for “Transfers and Servicing,” allowing the receivables to be removed from our Consolidated Balance Sheet. See “ASU 2009-16 'Transfers and Servicing' ” section of Note 2 for discussion of the impact of new accounting guidance effective January 1, 2010 whereby such future transactions do not constitute a sale of receivables and will be accounted for as financings. AEP Credit continues to service the receivables. These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase our operating companies' receivables and accelerate AEP Credit's cash collections.

In July 2010, AEP Credit renewed its receivables securitization agreement. The agreement provides a commitment of  $750 million from bank conduits to finance receivables from AEP Credit. A commitment of  $375 million expires in July 2011 and the remaining commitment of  $375 million expires in July 2013.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2010		2009	2008
	(dollars in millions)
Proceeds from Sale of Accounts Receivable	$	N/A	$7,043	$7,717
Loss on Sale of Accounts Receivable		N/A	3	20
Average Variable Discount Rate on Sale of
Accounts Receivable		N/A	0.57%	3.19%
Effective Interest Rates on Securitization of
Accounts Receivable		0.31%	N/A	N/A
Net Uncollectible Accounts Receivable Written Off		22	28	23

	December 31,
	2010	2009
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$923	$160
Deferred Revenue from Servicing Accounts Receivable	N/A	1
Retained Interest if 10% Adverse Change in Uncollectible Accounts	N/A	158
Retained Interest if 20% Adverse Change in Uncollectible Accounts	N/A	156
Total Principal Outstanding	690	656
Derecognized Accounts Receivable	N/A	631
Delinquent Securitized Accounts Receivable	50	29
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	26	20
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	354	376

N/A Not Applicable

Customer accounts receivable retained and securitized for our operating companies are managed by AEP Credit. AEP Credit's delinquent customer accounts receivable represents accounts greater than 30 days past due.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation

15. STOCK-BASED COMPENSATION

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards, including stock options, to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. The AEP Board of Directors and shareholders last approved the LTIP in 2010. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of the Board of Directors (HR Committee).

Stock Options

We did not grant stock options in 2010, 2009 or 2008 but we do have outstanding stock options from grants in earlier periods that vested or were exercised in these years. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1st of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

The total fair value of stock options vested and the total intrinsic value of options exercised are as follows:

	Years Ended December 31,
Stock Options	2010	2009	2008

	(in thousands)
Fair Value of Stock Options Vested	$-	$25	$25
Intrinsic Value of Options Exercised (a)	2,058	106	655

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

A summary of AEP stock option transactions during the years ended December 31, 2010, 2009 and 2008 is as follows:

	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding at January 1,	1,089	$32.78	1,128	$32.73	1,196	$32.69
Granted	-	N/A	-	N/A	-	N/A
Exercised/Converted	(448)	31.53	(21)	27.20	(68)	31.97
Forfeited/Expired	(90)	38.44	(18)	36.28	-	N/A
Outstanding at December 31,	551	32.88	1,089	32.78	1,128	32.73

Options Exercisable at December 31,	551	$32.88	1,089	$32.78	1,125	$32.72

The following table summarizes information about AEP stock options outstanding and exercisable at December 31, 2010:

	Number	Weighted
	of Options	Average	Weighted
2010 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.06-27.95	266	2.20	$27.44	$2,273
$30.76-38.65	159	3.10	31.26	778
$44.10-49.00	126	0.50	46.40	-
Total	551	2.08	32.88	3,051

We include the proceeds received from exercised stock options in common stock and paid-in capital.

Performance Units

Our performance units have a value upon vesting equal to the market value of shares of AEP common stock. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee and can range from 0% to 200%. For the three-year performance and vesting period ending in 2009 and earlier performance periods, performance units are paid in cash or stock at the employee's election unless they are needed to satisfy a participant's stock ownership requirement. Starting with the three-year performance and vesting period ending in 2010 and later, performance units are paid in cash, unless they are needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement is mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that have a value equivalent to shares of AEP common stock and are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We recorded compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on our Consolidated Balance Sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP Career Shares for the years ended December 31, 2010, 2009 and 2008 as follows:

	Years Ended December 31,
Performance Units	2010	2009	2008
Awarded Units (in thousands)	736	1,179	1,384
Weighted Average Unit Fair Value at Grant Date	$35.43	$34.32	$30.11
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2010	2009	2008
Awarded Units (in thousands)	211	224	149
Weighted Average Grant Date Fair Value	$34.70	$28.82	$37.21
Vesting Period (in years)	(a)	(a)	(a)

(a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the value of final awards, but may not increase them. The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the utility industry segment of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. The value of each performance unit earned equals the average closing price of AEP common stock for the last 20 business days of the performance period.

The certified performance scores and units earned for the three-year period ended December 31, 2010, 2009 and 2008 were as follows:

	Years Ended December 31,
	2010	2009	2008
Certified Performance Score	55.8%	73.5%	120.3%
Performance Units Earned	489,013	593,175	1,088,302
Performance Units Manditorily Deferred as AEP Career Shares	33,501	26,635	42,214
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	6,583	27,855	66,415
Performance Units to be Paid in Cash	448,929	538,685	979,673

The cash payouts for the years ended December 31, 2010, 2009 and 2008 were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Cash Payouts for Performance Units	$18,683	$30,034	$52,960
Cash Payouts for AEP Career Share Distributions	3,594	2,184	1,236

Restricted Shares and Restricted Stock Units

The independent members of the AEP Board of Directors granted 300,000 restricted shares to the then Chairman, President and CEO on January 2, 2004 upon the commencement of his AEP employment. Of these restricted shares, 50,000 vested on January 1, 2005, 50,000 vested on January 1, 2006, 66,666 vested on November 30, 2009 and 66,667 vested on November 30, 2010. The remaining 66,667 restricted shares will vest on November 30, 2011, subject to his continued AEP employment through that date. Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was  $30.76. The maximum term for these restricted shares is eight years and dividends on these restricted shares are paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments on the anniversaries of the grant date. For awards granted prior to 2009, additional RSUs granted as dividends vest on the last vesting date associated with that RSU grant. For awards granted in 2009 and later, additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. The maximum contractual term of outstanding RSUs is five years from the grant date.

In 2010, the HR Committee granted a total of 165,520 of RSUs to four CEO succession candidates to better ensure the retention of these candidates. These grants vest, subject to the candidates' continuous employment, in three approximately equal installments on August 3, 2013, August 3, 2014 and August 3, 2015.

The HR Committee awarded RSUs, including units awarded for dividends, for the years ended December 31, 2010, 2009 and 2008 as follows:

	Years Ended December 31,
Restricted Stock Units	2010	2009	2008
Awarded Units (in thousands)	873	130	56
Weighted Average Grant Date Fair Value	$35.24	$29.29	$41.69

The total fair value and total intrinsic value of restricted shares and restricted stock units vested during the years ended December 31, 2010, 2009 and 2008 were as follows:

	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2010	2009	2008
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$6,044	$6,573	$2,619
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	5,993	5,445	2,534

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of our nonvested restricted shares and RSUs as of December 31, 2010 and changes during the year ended December 31, 2010 are as follows:

		Weighted
		Average
Nonvested Restricted Shares and		Grant Date
Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested at January 1, 2010	366	$34.12
Granted	873	35.24
Vested	(173)	35.00
Forfeited	(40)	35.01
Nonvested at December 31, 2010	1,026	34.88

The total aggregate intrinsic value of nonvested restricted shares and RSUs as of December 31, 2010 was  $37 million and the weighted average remaining contractual life was 3.09 years.

Other Stock-Based Plans

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The non-employee directors vest immediately upon award of the stock units. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the 20 trading days immediately preceding the payment date.

We recorded the compensation cost for stock units when the units are awarded and adjusted the liability for changes in value based on the current 20-day average closing price of AEP common stock at the date of valuation.

We had no material cash payouts for stock unit distributions for the years ended December 31, 2010, 2009 and 2008.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2010, 2009 and 2008 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2010	2009	2008
Awarded Units (in thousands)	54	56	43
Weighted Average Grant Date Fair Value	$34.67	$29.56	$37.72

Share-based Compensation Plans

Compensation cost and the actual tax benefit realized for the tax deductions from compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2010, 2009 and 2008 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2010	2009	2008
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$28,116	$31,165	$(18,028)	(b)
Actual Tax Benefit Realized	9,841	10,908	(6,310)	(b)
Total Compensation Cost Capitalized	4,689	5,956	(5,026)	(b)

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on our Consolidated Statements of Income.

(b)       In 2008, AEP's declining total shareholder return and lower stock price significantly reduced the accruals for performance units.

During the years ended December 31, 2010, 2009 and 2008, there were no significant modifications affecting any of our share-based payment arrangements.

As of December 31, 2010, there was  $81 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the LTIP. Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.84 years.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised during the years ended December 31, 2010, 2009 and 2008 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2010	2009	2008
	(in thousands)
Cash Received from Stock Options Exercised	$14,134	$567	$2,170
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	706	35	219

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we could use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset AEP's tax withholding obligation.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

16. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

We provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class as follows:

2010	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,147		$6,537	1.6	-	3.8%	9	-	132	$10,205	$3,788	2.2	-	5.1%	20	-	70
Transmission	8,576		2,481	1.4	-	3.0%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,208		3,607	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,615	(a)	47	N.M.			N.M.			143	9	N.M.			N.M.
Other	2,685		1,268	3.0	-	12.5%	5	-	55	1,161	329	N.M.			N.M.
Total	$42,231		$13,940							$11,509	$4,126

2009	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$13,047		$6,460	1.6	-	3.8%	9	-	132	$9,998	$3,479	1.9	-	3.3%	20	-	70
Transmission	8,315		2,478	1.4	-	2.7%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	13,549		3,421	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,866	(a)	(19)	N.M.			N.M.			165	6	N.M.			N.M.
Other	2,616		1,130	4.2	-	12.8%	5	-	55	1,128	385	N.M.			N.M.
Total	$40,393		$13,470							$11,291	$3,870

2008	Regulated						Nonregulated
	Annual						Annual
	Composite						Composite
	Depreciation			Depreciable			Depreciation			Depreciable
Functional Class of Property	Rate Ranges			Life Ranges			Rate Ranges			Life Ranges
				(in years)						(in years)
Generation	1.6	-	3.5%	9	-	132	2.6	-	5.1%	20	-	61
Transmission	1.4	-	2.7%	25	-	87	-	-	-%	-	-	-
Distribution	2.4	-	3.9%	11	-	75	-	-	-%	-	-	-
CWIP	N.M.			N.M.			N.M.			N.M.
Other	4.9	-	11.3%	5	-	55	N.M.			N.M.

(a)			Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.

N.M. Not Meaningful

We provide for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. We use either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. We include these costs in the cost of coal charged to fuel expense.

For rate-regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

As of January 1, 2010, DHLC was deconsolidated and is now reported as an equity investment on our Consolidated Balance Sheet. Also, see the “ASU 2009-17 'Consolidations' ” section of Note 2 for a discussion of the impact of new accounting guidance effective January 1, 2010.

Asset Retirement Obligations (ARO)

We record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for our legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities, as well as for nuclear decommissioning of our Cook Plant. We have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which we have assets. Generally, such easements are perpetual and require only the retirement and removal of our assets upon the cessation of the property's use. We do not estimate the retirement for such easements because we plan to use our facilities indefinitely. The retirement obligation would only be recognized if and when we abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2010 and 2009 aggregate carrying amounts of ARO:

Carrying
Amount
of ARO
(in millions)
ARO at December 31, 2008	$1,158
Accretion Expense	73
Liabilities Incurred	47
Liabilities Settled	(24)
Revisions in Cash Flow Estimates	5
ARO at December 31, 2009 (a)	1,259
DHLC Deconsolidation (c)	(12)
Accretion Expense	75
Liabilities Incurred	32
Liabilities Settled	(20)
Revisions in Cash Flow Estimates	64
ARO at December 31, 2010 (b)	$1,398

(a)	The current portion of our ARO, totaling $5 million, is included in Other Current Liabilities on our 2009 Consolidated Balance Sheet.
(b)	The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 Consolidated Balance Sheet.
(c)	We adopted ASU 2009-17 effective January 1, 2010 and deconsolidated DHLC. As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.

As of December 31, 2010 and 2009, our ARO liability was  $1.4 billion and  $1.3 billion, respectively, and included  $930 million and  $878 million, respectively, for nuclear decommissioning of the Cook Plant. As of December 31, 2010 and 2009, the fair value of assets that are legally restricted for purposes of settling the nuclear decommissioning liabilities totaled  $1.2 billion and  $1.1 billion, respectively, and are recorded in Spent Nuclear Fuel and Decommissioning Trusts on our Consolidated Balance Sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Our amounts of allowance for borrowed, including interest capitalized, and equity funds used during construction is summarized in the following table:

	Years Ended December 31,
	2010	2009	2008
	(in millions)
Allowance for Equity Funds Used During Construction	$77	$82	$45
Allowance for Borrowed Funds Used During Construction	53	67	75

Jointly-owned Electric Facilities

We have electric facilities that are jointly-owned with nonaffiliated companies. Using our own financing, we are obligated to pay a share of the costs of these jointly-owned facilities in the same proportion as our ownership interest. Our proportionate share of the operating costs associated with such facilities is included in our Consolidated Statements of Income and the investments and accumulated depreciation are reflected in our Consolidated Balance Sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	8	49
J.M. Stuart Generating Station (c)	Coal	26.0%	507	23	163
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	10	366
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	258	5	192
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	7	62
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	503	10	358
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	395	4	201
Turk Generating Plant (h)	Coal	73.33%	-	971	-
Transmission	N/A	(d)	63	3	48

			Company’s Share at December 31, 2009
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	4	45
J.M. Stuart Generating Station (c)	Coal	26.0%	499	15	153
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	767	4	355
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	255	4	188
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	5	61
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	497	8	350
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	390	6	195
Turk Generating Plant (h)	Coal	73.33%	-	688	-
Transmission	N/A	(d)	70	1	47

(a)       Operated by Duke Energy Corporation, a nonaffiliated company.

(b)        Operated by CSPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Varying percentages of ownership.

(e)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(f)       Operated by CLECO, a nonaffiliated company.

(g)       Operated by SWEPCo.

(h)       Turk Generating Plant is currently under construction with a projected commercial operation date of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2010, construction costs totaling  $279 million have been billed to the other owners.

N/A Not Applicable

Cost Reduction Initiatives	12 Months Ended
Dec. 31, 2010
Restructuring and Related Activities Disclosure [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

17. COST REDUCTION INITIATIVES

In April 2010, we began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions were eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

We recorded a charge to expense in 2010 primarily related to the headcount reduction initiatives. We do not expect additional costs to be incurred related to this initiative.

Total
(in millions)
Incurred	$293
Settled	283
Adjustments	7
Remaining Balance at December 31, 2010	$17

These costs relate primarily to severance benefits. They are included primarily in Other Operation on the Consolidated Statements of Income and Other Current Liabilities on the Consolidated Balance Sheets. Approximately 99% of the expense was within the Utility Operations segment.

Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

18. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In our opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of our net income for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. Our unaudited quarterly financial information is as follows:

	2010 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,569	$3,360		$4,064	$3,434
Operating Income	758	394	(a)	1,025	486	(b)
Net Income	346	137	(a)	557	178	(b)

Amounts Attributable to AEP Common Shareholders:
Net Income	344	136	(a)	555	176	(b)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (c)	0.72	0.28		1.16	0.37

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (c)	0.72	0.28		1.16	0.37

	2009 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,458	$3,202		$3,547	$3,282
Operating Income	750	682		858	481
Income Before Extraordinary Loss	363	322		446	239
Extraordinary Loss, Net of Tax	-	(5)	(d)	-	-
Net Income	363	317		446	239

Amounts Attributable to AEP Common Shareholders:
Income Before Extraordinary Loss	360	321		443	238
Extraordinary Loss, Net of Tax	-	(5)	(d)	-	-
Net Income	360	316		443	238

Basic Earnings (Loss) per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Loss (c)	0.89	0.68		0.93	0.49
Extraordinary Loss per Share	-	(0.01)		-	-
Earnings per Share (c)	0.89	0.67		0.93	0.49

Diluted Earnings (Loss) per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Loss (c)	0.89	0.68		0.93	0.49
Extraordinary Loss per Share	-	(0.01)		-	-
Earnings per Share (c)	0.89	0.67		0.93	0.49

(a)       See Note 17 for discussion of expenses related to cost reduction initiatives recorded in the second quarter of 2010.

(b)       Includes a  $43 million refund provision for the 2009 Significantly Excessive Earnings Test in addition to various other provisions for certain regulatory and legal matters.

(c)       Quarterly Earnings Per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.

(d)       See “SWEPCo Texas Restructuring” in “Extraordinary Item” section of Note 2 for discussion of the extraordinary loss recorded in the second quarter of 2009.

Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Rates and Service Regulation

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

Our public utility subsidiaries' rates are regulated by the FERC and state regulatory commissions in our eleven state operating territories. The FERC also regulates our affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of our public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. Our wholesale power transactions are generally market-based. They are cost-based regulated when we negotiate and file a cost-based contract with the FERC or the FERC determines that we have “market power” in the region where the transaction occurs. We have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. Our wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the distribution operations and rates of our retail public utilities on a cost basis. They also regulate the retail generation/power supply operations and rates except in Ohio and the ERCOT region of Texas. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates. In the ERCOT region of Texas, the generation/supply business is under customer choice and market pricing and is conducted by REPs. Through its nonregulated subsidiaries, AEP enters into short and long-term wholesale transactions to buy or sell capacity, energy and ancillary services in the ERCOT market. In addition, these nonregulated subsidiaries control certain wind and coal-fired generation assets, the power from which is marketed and sold in ERCOT. Effective November 2009, AEP had no active REPs in ERCOT. SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates our wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. CSPCo's and OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia, I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled. CSPCo's and OPCo's retail transmission rates in Ohio and APCo's retail transmission rates in Virginia are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Although I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled, retail transmission rates are regulated, on a cost basis, by the state regulatory commissions. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the utility subsidiaries that are parties to each agreement.

Principles of Consolidation

Principles of Consolidation

Our consolidated financial statements include our wholly-owned and majority-owned subsidiaries and variable interest entities (VIEs) of which we are the primary beneficiary. Intercompany items are eliminated in consolidation. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on our Consolidated Statements of Income. We have ownership interests in generating units that are jointly-owned with nonaffiliated companies. Our proportionate share of the operating costs associated with such facilities is included on our Consolidated Statements of Income and our proportionate share of the assets and liabilities are reflected on our Consolidated Balance Sheets.

Variable Interest Entities

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, power to direct the VIE and other factors. We believe that significant assumptions and judgments were applied consistently. Also, see the “ASU 2009-17 'Consolidations' ” section of Note 2 for a discussion of the impact of new accounting guidance effective January 1, 2010.

Accounting for the Effects of Cost-Based Regulation

Accounting for the Effects of Cost-Based Regulation

As the owner of rate-regulated electric public utility companies, our consolidated financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” we record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, we discontinued the application of “Regulated Operations” accounting treatment for the generation portion of our business in Ohio for CSPCo and OPCo and in Texas for TNC. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item. Consistent with accounting guidance for “Discontinuation of Rate-Regulated Operations,” SWEPCo recorded an extraordinary reduction in earnings and shareholder's equity from the reapplication of “Regulated Operations” accounting guidance in 2009.

Use of Estimates

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, goodwill, intangible and long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash And Cash Equivalents	Cash and Cash Equivalents Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.
Other Temporary Investments

Other Temporary Investments

Other Temporary Investments include marketable securities that we intend to hold for less than one year, investments by our protected cell of EIS and funds held by trustees primarily for the payment of debt.

We classify our investments in marketable securities as available-for-sale or held-to-maturity in accordance with the provisions of “Investments – Debt and Equity Securities” accounting guidance. We do not have any investments classified as trading.

Available-for-sale securities reflected in Other Temporary Investments are carried at fair value with the unrealized gain or loss, net of tax, reported in AOCI. Held-to-maturity securities reflected in Other Temporary Investments are carried at amortized cost. The cost of securities sold is based on the specific identification or weighted average cost method.

In evaluating potential impairment of securities with unrealized losses, we considered, among other criteria, the current fair value compared to cost, the length of time the security's fair value has been below cost, our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value and current economic conditions. See “Fair Value Measurements of Other Temporary Investments” in Note 11.

Inventory	Inventory Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.
Accounts Receivable

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to our risk management activities and customer receivables primarily related to other revenue-generating activities.

We recognize revenue from electric power sales when we deliver power to our customers. To the extent that deliveries have occurred but a bill has not been issued, we accrue and recognize, as Accrued Unbilled Revenues on our Consolidated Balance Sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, for CSPCo, I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the billed and unbilled receivables AEP Credit acquires from affiliated utility subsidiaries. Prior to January 1, 2010, this transaction constituted a sale of receivables in accordance with the accounting guidance for “Transfers and Servicing,” allowing the receivables to be removed from our Consolidated Balance Sheets (see “Securitized Accounts Receivable – AEP Credit” section of Note 14). See “ASU 2009-16 'Transfers and Servicing' ” section of Note 2 for a discussion of the impact of accounting guidance effective January 1, 2010 whereby such future transactions do not constitute a sale of receivables and are accounted for as financings.

Emission Allowances

Emission Allowances

We record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. We follow the inventory model for these allowances. We record allowances expected to be consumed within one year in Materials and Supplies and allowances with expected consumption beyond one year in Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets. We record the consumption of allowances in the production of energy in Fuel and Other Consumables Used for Electric Generation on our Consolidated Statements of Income at an average cost. We record allowances held for speculation in Prepayments and Other Current Assets on our Consolidated Balance Sheets. We report the purchases and sales of allowances in the Operating Activities section of the Statements of Cash Flows. We record the net margin on sales of emission allowances in Utility Operations Revenue on our Consolidated Statements of Income because of its integral nature to the production process of energy and our revenue optimization strategy for our utility operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for our rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain our plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held for sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

Our nonregulated operations generally follow the policies of our cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment of nonregulated operations and equity investments (included in Deferred Charges and Other Noncurrent Assets) are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. For nonregulated plant assets, a gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets in Ohio and certain generating assets in Texas, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest”. We record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Instruments

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility or credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For our commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. We verify our price curves using these broker quotes and classify these fair values within Level 2 when substantially all of the fair value can be corroborated. We typically obtain multiple broker quotes, which are non-binding in nature, but are based on recent trades in the marketplace. When multiple broker quotes are obtained, we average the quoted bid and ask prices. In certain circumstances, we may discard a broker quote if it is a clear outlier. We use a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated we include these locations within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

We utilize our trustee's external pricing service in our estimate of the fair value of the underlying investments held in the benefit plan and nuclear trusts. Our investment managers review and validate the prices utilized by the trustee to determine fair value. We perform our own valuation testing to verify the fair values of the securities. We receive audit reports of our trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the plans.

Assets in the benefits and nuclear trusts, Cash and Cash Equivalents and Other Temporary Investments are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Fixed income securities do not trade on an exchange and do not have an official closing price. Pricing vendors calculate bond valuations using financial models and matrices. Fixed income securities are typically classified as Level 2 holdings because their valuation inputs are based on observable market data. Observable inputs used for valuing fixed income securities are benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and economic events. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Items classified as Level 2 are primarily investments in individual fixed income securities. These fixed income securities are valued using models with input data as follows:

Type of Fixed Income Security
	United States		State and Local
Type of Input	Government	Corporate Debt	Government

Benchmark Yields	X	X	X
Broker Quotes	X	X	X
Discount Margins	X	X
Treasury Market Update	X
Base Spread	X	X	X
Corporate Actions		X
Ratings Agency Updates		X	X
Prepayment Schedule and
History			X
Yield Adjustments	X

Deferred Fuel Costs

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit our fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, we adjust our FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended.

Changes in fuel costs, including purchased power in Kentucky for KPCo, in Indiana and Michigan for I&M, in Texas, Louisiana and Arkansas for SWEPCo, in Oklahoma for PSO and in Virginia and West Virginia (prior to 2009) for APCo are reflected in rates in a timely manner through the FAC. Beginning in 2009, changes in fuel costs, including purchased power in Ohio for CSPCo and OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. All of the profits from off-system sales are given to customers through the FAC in West Virginia for APCo. A portion of profits from off-system sales are shared with customers through the FAC and other rate mechanisms in Oklahoma for PSO, Texas, Louisiana and Arkansas for SWEPCo, Kentucky for KPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent (prior to 2009 for CSPCo and OPCo in Ohio and currently in Texas for AEP Energy Partners, Inc.), changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Revenue Recognition

Regulatory Accounting

Our consolidated financial statements reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, we record them as assets on our Consolidated Balance Sheets. We test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, we write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

Revenues are recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. We recognize the revenues on our Consolidated Statements of Income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. We purchase power from PJM to supply our customers. Generally, these power sales and purchases are reported on a net basis as revenues on our Consolidated Statements of Income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on our Consolidated Statements of Income. Other RTOs in which we operate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on our Consolidated Statements of Income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on our Consolidated Statements of Income. All other non-trading derivative purchases are recorded net in revenues.

In general, we record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

We engage in wholesale electricity, natural gas, coal and emission allowances marketing and risk management activities focused on wholesale markets where we own assets and on adjacent markets. Our activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts, which include exchange traded futures and options, as well as over-the-counter options and swaps. We engage in certain energy marketing and risk management transactions with RTOs.

We recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. We use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. We include the unrealized and realized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM in Revenues on our Consolidated Statements of Income on a net basis. In jurisdictions subject to cost-based regulation, we defer the unrealized MTM amounts and some realized gains and losses as regulatory assets (for losses) and regulatory liabilities (for gains). We include unrealized MTM gains and losses resulting from derivative contracts on our Consolidated Balance Sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivative transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). We initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, we subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on our Consolidated Statements of Income. Excluding those jurisdictions subject to cost-based regulation, we recognize the ineffective portion of the gain or loss in revenues or expense immediately on our Consolidated Statements of Income, depending on the specific nature of the associated hedged risk. In regulated jurisdictions, we defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains) (see “Accounting for Cash Flow Hedging Strategies” section of Note 10).

Barging Activities

AEP River Operations' revenue is recognized based on percentage of voyage completion. The proportion of freight transportation revenue to be recognized is determined by applying a percentage to the contractual charges for such services. The percentage is determined by dividing the number of miles from the loading point to the position of the barge as of the end of the accounting period by the total miles to the destination specified in the customer's freight contract. The position of the barge at accounting period end is determined by our computerized barge tracking system.

Levelization Of Nuclear Refueling Outage Costs

Levelization of Nuclear Refueling Outage Costs

In order to match costs with nuclear refueling cycles, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

Maintenance

We expense maintenance costs as incurred. If it becomes probable that we will recover specifically-incurred costs through future rates, we establish a regulatory asset to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. We defer distribution tree trimming costs for PSO above the level included in base rates and amortize those deferrals commensurate with recovery through a rate rider in Oklahoma.

Income Taxes and Investment Tax Credits

Income Taxes and Investment Tax Credits

We use the liability method of accounting for income taxes. Under the liability method, we provide deferred income taxes for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), we record deferred income taxes and establish related regulatory assets and liabilities to match the regulated revenues and tax expense.

We account for investment tax credits under the flow-through method except where regulatory commissions reflect investment tax credits in the rate-making process on a deferral basis. We amortize deferred investment tax credits over the life of the plant investment.

We account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” We classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

Excise Taxes

We act as an agent for some state and local governments and collect from customers certain excise taxes levied by those state or local governments on our customers. We do not recognize these taxes as revenue or expense.

Government Grants

Government Grants

In 2010, APCo received final approval for a federal stimulus grant for a commercial scale Carbon Capture and Sequestration facility under consideration at the Mountaineer Plant. Also in 2010, CSPCo received final approval for a federal stimulus grant for the gridSMART® demonstration program. For each project, APCo and CSPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on our Consolidated Statements of Income or a reduction in Construction Work in Progress on our Consolidated Balance Sheets.

Debt and Preferred Stock

Debt and Preferred Stock

We defer gains and losses from the reacquisition of debt used to finance regulated electric utility plants and amortize the deferral over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If we refinance the reacquired debt associated with the regulated business, the reacquisition costs attributable to the portions of the business subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. We report gains and losses on the reacquisition of debt for operations not subject to cost-based rate regulation in Interest Expense on our Consolidated Statements of Income.

We defer debt discount or premium and debt issuance expenses and amortize generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. We include the amortization expense in Interest Expense on our Consolidated Statements of Income.

Where reflected in rates, we include redemption premiums paid to reacquire preferred stock of utility subsidiaries in paid-in capital and amortize the premiums to retained earnings commensurate with recovery in rates. We credit the excess of par value over costs of preferred stock reacquired to paid-in capital and reclassify the excess to retained earnings upon the redemption of the entire preferred stock series.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

When we acquire businesses, we record the fair value of all assets and liabilities, including intangible assets. To the extent that consideration exceeds the fair value of identified assets, we record goodwill. We do not amortize goodwill and intangible assets with indefinite lives. We test acquired goodwill and other intangible assets with indefinite lives for impairment at least annually at their estimated fair value. We test goodwill at the reporting unit level and other intangibles at the asset level. Fair value is the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets in active markets, we estimate fair value using various internal and external valuation methods. We amortize intangible assets with finite lives over their respective estimated lives, currently 10 years, to their estimated residual values. We also review the lives of the amortizable intangibles with finite lives on an annual basis.

Investments Held in Trust for Future Liabilities

Investments Held in Trust for Future Liabilities

We have several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of our trust funds' investments are diversified and managed in compliance with all laws and regulations. Our investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. We regularly review the actual asset allocation and periodically rebalance the investments to targeted allocation when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for our benefit plans support the allocation of assets to minimize risks and optimizing net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The target asset allocation and allocation ranges are as follows:

Pension Plan Assets	Minimum	Target	Maximum
Domestic Equity	30.0%	35.0%	40.0%
International and Global Equity	10.0%	15.0%	20.0%
Fixed Income	35.0%	39.0%	45.0%
Real Estate	4.0%	5.0%	6.0%
Other Investments	1.0%	5.0%	7.0%
Cash	0.5%	1.0%	3.0%

OPEB Plans Assets	Minimum	Target	Maximum
Equity	61.0%	66.0%	71.0%
Fixed Income	29.0%	32.0%	37.0%
Cash	1.0%	2.0%	4.0%

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, our investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  Individual stock must be less than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  20% in non-US dollar denominated
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added, and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. Our private equity holdings are with six general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

We participate in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. We lend securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

We hold trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow us to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP or its affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

We maintain trust records for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

We record securities held in these trust funds as Spent Nuclear Fuel and Decommissioning Trusts on our Consolidated Balance Sheets. We record these securities at fair value. We classify securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gain or loss due to the adjusted cost of investment. We record unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the spent nuclear fuel disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 6 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Stock Based Compensation Plans

Stock-Based Compensation Plans

At December 31, 2010, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2010, 2009 and 2008, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Earnings Per Share

Basic earnings per common share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by adjusting the weighted average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.

Transmission Investments

Transmission Investments

We participate in certain joint ventures which involve the development, construction, ownership and operation of transmission facilities. These investments are recorded using the equity method and reported as Deferred Charges and Other Noncurrent Assets on our Consolidated Balance Sheets.

Benefit Plans (Policies)	12 Months Ended
Dec. 31, 2010
Benefits Policy [Abstract]
Pension And Other Postretirement Plans	We sponsor a qualified pension plan and two unfunded nonqualified pension plans. Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. We sponsor OPEB plans to provide medical and life insurance benefits for retired employees. We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. We recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Derivatives and Hedging (Policies)	12 Months Ended
Dec. 31, 2010
Derivatives Policy [Abstract]
Derivatives and Hedging

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

We are exposed to certain market risks as a major power producer and marketer of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact us due to changes in the underlying market prices or rates. We manage these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

Our strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which we transact.

Risk Management Strategies

Our strategy surrounding the use of derivative instruments focuses on managing our risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish our objectives, we primarily employ risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

We enter into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with our energy business. We enter into interest rate derivative contracts in order to manage the interest rate exposure associated with our commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as they are related to energy risk management activities. We also engage in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with our established risk management policies as approved by the Finance Committee of our Board of Directors.

Fair Value Hedging Strategies

We enter into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

We enter into and designate as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. We monitor the potential impacts of commodity price changes and, where appropriate, enter into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. We do not hedge all commodity price risk.

Our vehicle fleet and barge operations are exposed to gasoline and diesel fuel price volatility. We enter into financial heating oil and gasoline derivative contracts in order to mitigate price risk of our future fuel purchases. For disclosure purposes, these contracts are included with other hedging activity as “Commodity.” We do not hedge all fuel price risk.

We enter into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our floating-rate debt to a fixed rate. We also enter into interest rate derivative contracts to manage interest rate exposure related to anticipated borrowings of fixed-rate debt. Our anticipated fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. We do not hedge all interest rate exposure.

At times, we are exposed to foreign currency exchange rate risks primarily when we purchase certain fixed assets from foreign suppliers. In accordance with our risk management policy, we may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. We do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON OUR FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities in the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of our derivative instruments, we also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with our estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of our risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” we reflect the fair values of our derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, we are required to post or receive cash collateral based on third party contractual agreements and risk profiles.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the Consolidated Statements of Income on an accrual basis.

Our accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, we designate a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in Revenues on a net basis on the Consolidated Statements of Income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in Revenues or Expenses on the Consolidated Statements of Income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

We record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on our Consolidated Statements of Income.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows attributable to a particular risk), we initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on our Consolidated Balance Sheets until the period the hedged item affects Net Income. We recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas, and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on our Consolidated Statements of Income, or in Regulatory Assets or Regulatory Liabilities on our Consolidated Balance Sheets, depending on the specific nature of the risk being hedged.

We reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on our Consolidated Balance Sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on our Consolidated Statements of Income.

We reclassify gains and losses on interest rate derivative hedges related to our debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur.

The accumulated gains or losses related to our foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on our Consolidated Balance Sheets into Depreciation and Amortization expense on our Consolidated Statements of Income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.

Credit Risk

We limit credit risk in our wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. We use Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

We use standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds our established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with our credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to our competitive retail auction loads, we are obligated to post an additional amount of collateral if our credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and our total exposure. On an ongoing basis, our risk management organization assesses the appropriateness of these collateral triggering items in contracts. We do not anticipate a downgrade below investment grade.

In addition, a majority of our non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event under outstanding debt in excess of  $50 million. On an ongoing basis, our risk management organization assesses the appropriateness of these cross-default provisions in our contracts. We do not anticipate a non-performance event under these provisions.

Fair Value Measurements (Policies)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements (Policies) [Abstract]
Fair Values of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that we could realize in a current market exchange.

Fair Value Assets And Liabilities Measured On Recurring Basis

As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in AEP's valuation techniques.

Stock-Based Compensation (Policies)	12 Months Ended
Dec. 31, 2010
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Table
Stock Based Compensation Plans

Stock-Based Compensation Plans

At December 31, 2010, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2010, 2009 and 2008, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Stock Options [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Table
Stock Based Compensation Plans

We did not grant stock options in 2010, 2009 or 2008 but we do have outstanding stock options from grants in earlier periods that vested or were exercised in these years. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1st of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

Performance Units [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Table
Stock Based Compensation Plans

Our performance units have a value upon vesting equal to the market value of shares of AEP common stock. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee and can range from 0% to 200%. For the three-year performance and vesting period ending in 2009 and earlier performance periods, performance units are paid in cash or stock at the employee's election unless they are needed to satisfy a participant's stock ownership requirement. Starting with the three-year performance and vesting period ending in 2010 and later, performance units are paid in cash, unless they are needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement is mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that have a value equivalent to shares of AEP common stock and are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We recorded compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on our Consolidated Balance Sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the value of final awards, but may not increase them. The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the utility industry segment of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. The value of each performance unit earned equals the average closing price of AEP common stock for the last 20 business days of the performance period.

Restricted Shares and Restricted Stock Units [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Table
Stock Based Compensation Plans

Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was  $30.76. The maximum term for these restricted shares is eight years and dividends on these restricted shares are paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments on the anniversaries of the grant date. For awards granted prior to 2009, additional RSUs granted as dividends vest on the last vesting date associated with that RSU grant. For awards granted in 2009 and later, additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. The maximum contractual term of outstanding RSUs is five years from the grant date.

Stock Unit Accumulation Plan for Non Employee Directors [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Table
Stock Based Compensation Plans

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The non-employee directors vest immediately upon award of the stock units. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the 20 trading days immediately preceding the payment date.

We recorded the compensation cost for stock units when the units are awarded and adjusted the liability for changes in value based on the current 20-day average closing price of AEP common stock at the date of valuation.

Stock Based Compensation [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Table
Stock Based Compensation Plans

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards, including stock options, to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. The AEP Board of Directors and shareholders last approved the LTIP in 2010.

Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.84 years.

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we could use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset AEP's tax withholding obligation.

Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment (Policies) [Abstract]
Depreciation, Depletion and Amortization, Policy

We provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class

We provide for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. We use either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. We include these costs in the cost of coal charged to fuel expense.

For rate-regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations, Policy

Asset Retirement Obligations (ARO)

We record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for our legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities, as well as for nuclear decommissioning of our Cook Plant. We have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which we have assets. Generally, such easements are perpetual and require only the retirement and removal of our assets upon the cessation of the property's use. We do not estimate the retirement for such easements because we plan to use our facilities indefinitely. The retirement obligation would only be recognized if and when we abandon or cease the use of specific easements, which is not expected.

Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Consolidated Assets and Liabilities of Variable Interest Entities
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2009
(in millions)

	SWEPCo	SWEPCo	I&M	Protected Cell
	Sabine	DHLC	DCC Fuel	of EIS
ASSETS
Current Assets	$51	$8	$47	$130
Net Property, Plant and Equipment	149	44	89	-
Other Noncurrent Assets	35	11	57	2
Total Assets	$235	$63	$193	$132

LIABILITIES AND EQUITY
Current Liabilities	$36	$17	$39	$36
Noncurrent Liabilities	199	38	154	74
Equity	-	8	-	22
Total Liabilities and Equity	$235	$63	$193	$132

Input For Fair Value Modeling
Type of Fixed Income Security
	United States		State and Local
Type of Input	Government	Corporate Debt	Government

Benchmark Yields	X	X	X
Broker Quotes	X	X	X
Discount Margins	X	X
Treasury Market Update	X
Base Spread	X	X	X
Corporate Actions		X
Ratings Agency Updates		X	X
Prepayment Schedule and
History			X
Yield Adjustments	X

Target asset allocation and allocation ranges
Pension Plan Assets	Minimum	Target	Maximum
Domestic Equity	30.0%	35.0%	40.0%
International and Global Equity	10.0%	15.0%	20.0%
Fixed Income	35.0%	39.0%	45.0%
Real Estate	4.0%	5.0%	6.0%
Other Investments	1.0%	5.0%	7.0%
Cash	0.5%	1.0%	3.0%

OPEB Plans Assets	Minimum	Target	Maximum
Equity	61.0%	66.0%	71.0%
Fixed Income	29.0%	32.0%	37.0%
Cash	1.0%	2.0%	4.0%

Components of Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
Components	2010	2009
	(in millions)
Securities Available for Sale, Net of Tax	$4	$12
Cash Flow Hedges, Net of Tax	11	(15)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	57	35
Pension and OPEB Funded Status, Net of Tax	(453)	(406)
Total	$(381)	$(374)

Basic and diluted EPS calculations
	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2010	2009	2008
	(in millions)
Income Before Discontinued Operations and Extraordinary Loss	$1,211	$1,362	$1,368
Discontinued Operations, Net of Tax	-	-	12
Extraordinary Loss, Net of Tax	-	(5)	-
Net Income	$1,211	$1,357	$1,380

	Years Ended December 31,
	2010		2009		2008
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,211		$1,357		$1,380

Weighted Average Number of Basic Shares	479.4	$2.53	458.7	$2.96	402.1	$3.43
Outstanding
Weighted Average Dilutive Effect of:
Performance Share Units	0.1	-	0.3	-	1.2	0.01
Stock Options	-	-	-	-	0.1	-
Restricted Stock Units	0.1	-	-	-	0.1	-
Restricted Shares	-	-	-	-	0.1	-
Weighted Average Number of Diluted Shares
Outstanding	479.6	$2.53	459.0	$2.96	403.6	$3.42

Net increase (decrease) in depreciation expense
Depreciation
Expense Variance
Years Ended
December 31,
2009/2008
(in millions)
CSPCo	$(18)
OPCo	71

Supplementary Information
Supplementary Information

	Years Ended December 31,
Related Party Transactions	2010		2009	2008

	(in millions)
AEP Consolidated Revenues – Utility Operations:
Ohio Valley Electric Corporation (43.47% owned)	$(20)	(a)	$-	$(54)	(b)
AEP Consolidated Revenues – Other Revenues:
Ohio Valley Electric Corporation – Barging and Other
Transportation Services (43.47% Owned)	29		31	32
AEP Consolidated Expenses – Purchased Electricity
for Resale:
Ohio Valley Electric Corporation (43.47% Owned)	302	(c)	286	263

(a)       The AEP Power Pool purchased power from OVEC to serve off-system sales in an agreement that began in January 2010 and ended in June 2010.

(b)       The AEP Power Pool purchased power from OVEC as part of risk management activities in an agreement that ended in December 2008.

(c)       The AEP Power Pool purchased power from OVEC to serve retail sales in an agreement that began in January 2010 and ended in June 2010. The total amount reported in 2010 includes  $10 million related to this agreement.

	Years Ended December 31,
Cash Flow Information	2010	2009	2008
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$958	$924	$853
Income Taxes	(268)	(98)	233
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	225	86	62
Assumption of Liabilities Related to Acquisitions	8	-	-
Government Grants Included in Accounts Receivable at December 31,	10	-	-
Construction Expenditures Included in Accounts Payable at December 31,	267	348	460
Acquisition of Nuclear Fuel Included in Accounts Payable at December 31,	-	-	38
Noncash Donation Expense Related to Issuance of Treasury Shares to
AEP Foundation	-	-	40

DHLC [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	December 31, 2010
	As Reported on
	the Consolidated	Maximum
	Balance Sheets	Exposure

	(in millions)
Capital Contribution from SWEPCo	$6	$6
Retained Earnings	2	2
SWEPCo's Guarantee of Debt	-	48

Total Investment in DHLC	$8	$56

PATH [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	December 31,
	2010		2009
	As Reported on		As Reported on
	the Consolidated	Maximum	the Consolidated	Maximum
	Balance Sheets	Exposure	Balance Sheets	Exposure

		(in millions)
Capital Contribution from AEP	$18	$18	$13	$13
Retained Earnings	6	6	3	3

Total Investment in PATH-WV	$24	$24	$16	$16

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets (Tables) [Abstract]
Changes in carrying amount of goodwill
	Utility	AEP River	AEP
	Operations	Operations	Consolidated
	(in millions)
Balance at December 31, 2008	$37	$39	$76
Impairment Losses	-	-	-
Balance at December 31, 2009	37	39	76
Impairment Losses	-	-	-
Balance at December 31, 2010	$37	$39	$76

Amortization life, gross carrying amount and accumulated amortization by major asset class
		December 31,
		2010		2009
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$2.2	$2.2	$2.2	$1.9
Purchased Technology	10	10.9	9.7	10.9	8.6
Advanced Royalties	15	-	-	29.4	21.7
Total		$13.1	$11.9	$42.5	$32.2

Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2010
Effects of Regulation (Tables) [Abstract]
Regulatory assets
	December 31,			Remaining
	2010		2009	Recovery Period
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$73		$85	1 year
Under-recovered Fuel Costs - does not earn a return	8		-	1 year
Total Current Regulatory Assets	$81		$85

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Customer Choice Deferrals - CSPCo, OPCo	$59		$57
Storm Related Costs - CSPCo, OPCo, TCC	55		49
Line Extension Carrying Costs - CSPCo, OPCo	55		43
Acquisition of Monongahela Power - CSPCo	8		10
Other Regulatory Assets Not Yet Being Recovered	7		1
Regulatory Assets Currently Not Earning a Return
Mountaineer Carbon Capture and Storage Product Validation Facility - APCo	60		111
Environmental Rate Adjustment Clause - APCo	56		25
Storm Related Costs - APCo, KGPCo, PSO, SWEPCo	45		-
Deferred Wind Power Costs - APCo	29		5
Special Rate Mechanism for Century Aluminum - APCo	13		12
Acquisition of Monongahela Power - CSPCo	4		-
Transmission Rate Adjustment Clause - APCo	-	(a)	26
Storm Related Costs - KPCo	-	(b)	24
Other Regulatory Assets Not Yet Being Recovered	4		18
Total Regulatory Assets Not Yet Being Recovered	395		381

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Fuel Adjustment Clause - OPCo	476		341	2 to 8 years
Expanded Net Energy Charge - APCo	361	(c)	-	3 years
Unamortized Loss on Reacquired Debt	93		99	33 years
Storm Related Costs - PSO	38		53	3 years
RTO Formation/Integration Costs	21		23	9 years
Red Rock Generating Facility - PSO	10		11	46 years
Economic Development Rider - CSPCo, OPCo	1		12	1 year
Other Regulatory Assets Being Recovered	21		23	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	2,161		2,139	13 years
Income Taxes, Net	1,097		966	37 years
Cook Nuclear Plant Refueling Outage Levelization - I&M	54		22	3 years
Postemployment Benefits	51		52	4 years
Storm Related Costs - KPCo	21	(b)	-	5 years
Transmission Rate Adjustment Clause - APCo	19	(a)	-	2 years
Asset Retirement Obligation - APCo, I&M	15		16	10 years
Restructuring Transition Costs - TCC	14		25	5 years
Off-system Sales Margin Sharing - I&M	13		18	1 year
Vegetation Management - PSO	13		16	1 year
Virginia Environmental and Reliability Costs Recovery - APCo	4		76	3 years
Expanded Net Energy Charge - APCo	-	(c)	282
Other Regulatory Assets Being Recovered	65		40	various
Total Regulatory Assets Being Recovered	4,548		4,214

Total Noncurrent Regulatory Assets	$4,943		$4,595

(a)	Recovery of regulatory asset through the transmission rate adjustment clause.
(b)	Recovery of regulatory asset was granted during 2010.
(c)	The majority of the balance results from the ENEC phase-in plan and earns a weighted average cost of capital carrying charge.

Regulatory liabilities
	December 31,		Remaining
	2010	2009	Refund Period
Current Regulatory Liability	(in millions)
Over-recovered Fuel Costs - pays a return	$16	$65	1 year
Over-recovered Fuel Costs - does not pay a return	1	11	1 year
Total Current Regulatory Liability	$17	$76

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs - SWEPCo	$20	$-
Other Regulatory Liabilities Not Yet Being Paid	-	3
Regulatory Liabilities Currently Not Paying a Return
Over-Recovery of gridSMART® Costs - CSPCo, PSO	10	9
Other Regulatory Liabilities Not Yet Being Paid	11	10
Total Regulatory Liabilities Not Yet Being Paid	41	22

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,222	2,048	(a)
Advanced Metering Infrastructure Surcharge - TCC, TNC	61	30	10 years
Deferred Investment Tax Credits	32	41	up to 12 years
Excess Earnings - SWEPCo, TNC	13	11	43 years
Transmission Cost Recovery Rider - CSPCo, OPCo	2	25	1 year
Other Regulatory Liabilities Being Paid	2	2	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning
Liability - I&M	354	281	(b)
Deferred Investment Tax Credits	242	239	up to 76 years
Unrealized Gain on Forward Commitments	60	74	5 years
Spent Nuclear Fuel Liability - I&M	42	41	(b)
Over-recovery of Transition Charges - TCC	38	38	9 years
Deferred State Income Tax Coal Credits - APCo	29	28	9 years
Over-recovery of PJM Expenses - I&M	12	18	1 year
Energy Efficiency/Peak Demand Reduction	10	2	2 years
Other Regulatory Liabilities Being Paid	11	9	various
Total Regulatory Liabilities Being Paid	3,130	2,887

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax
Credits	$3,171	$2,909

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments, Guarantees and Contingencies (Tables) [Abstract]
Contractual Commitments
	Less Than 1			After
Contractual Commitments	year	2-3 years	4-5 years	5 years	Total

	(in millions)
Fuel Purchase Contracts (a)	$2,810	$3,974	$2,543	$3,718	$13,045
Energy and Capacity Purchase Contracts (b)	69	199	204	1,101	1,573
Total	$2,879	$4,173	$2,747	$4,819	$14,618

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.

Acquisitions Dispositions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions, Dispositions and Discontinued Operations (Tables) [Abstract]
Results of operations of discontinued operations
U.K.
Generation (a)

(in millions)
2010 Revenue	$-
2010 Pretax Income	-
2010 Earnings, Net of Tax	-

2009 Revenue	$-
2009 Pretax Income	-
2009 Earnings, Net of Tax	-

2008 Revenue	$2
2008 Pretax Income	2
2008 Earnings, Net of Tax	12

(a)       The 2008 amounts relate primarily to favorable income tax reserve adjustments.

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Benefit Plans (Tables) [Abstract]
Actuarial Assumptions for Benefit Obligations
					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2010		2009		2010	2009
Discount Rate	5.05%		5.60%		5.25%	5.85%
Rate of Compensation Increase	4.95%	(a)	4.60%	(a)	N/A	N/A

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

N/A Not applicable

Actuarial Assumptions for Net Periodic Benefit Costs
				Other Postretirement
	Pension Plans			Benefit Plans
	2010	2009	2008	2010	2009	2008
Discount Rate	5.60%	6.00%	6.00%	5.85%	6.10%	6.20%
Expected Return on Plan Assets	8.00%	8.00%	8.00%	8.00%	7.75%	8.00%
Rate of Compensation Increase	4.60%	5.90%	5.90%	N/A	N/A	N/A

N/A Not Applicable

Health Care Trend Rates
Health Care Trend Rates	2010	2009
Initial	8.00%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2012

Effect of a 1% change in assumed health care cost trend rates
	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$22	$(18)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	255	(209)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	2010	2009	2010	2009
Change in Benefit Obligation	(in millions)
Benefit Obligation at January 1	$4,701	$4,301	$1,941	$1,843
Service Cost	111	104	47	42
Interest Cost	253	254	113	110
Actuarial Loss	222	290	164	32
Plan Amendment Prior Service Credit	-	-	(36)	-
Benefit Payments	(480)	(248)	(142)	(120)
Participant Contributions	-	-	29	25
Medicare Subsidy	-	-	9	9
Benefit Obligation at December 31	$4,807	$4,701	$2,125	$1,941

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$3,403	$3,161	$1,308	$1,018
Actual Gain on Plan Assets	420	482	149	235
Company Contributions	515	8	117	150
Participant Contributions	-	-	29	25
Benefit Payments	(480)	(248)	(142)	(120)
Fair Value of Plan Assets at December 31	$3,858	$3,403	$1,461	$1,308

Underfunded Status at December 31	$(949)	$(1,298)	$(664)	$(633)

Benefit Amounts Recognized on the Balance Sheets
Benefit Amounts Recognized on the Balance Sheets as of December 31, 2010 and 2009

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2010	2009	2010	2009
	(in millions)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(8)	$(10)	$(4)	$(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(941)	(1,288)	(660)	(629)
Underfunded Status	$(949)	$(1,298)	$(664)	$(633)

Amounts Included in AOCI and Regulatory Assets
Amounts Included in AOCI and Regulatory Assets as of December 31, 2010 and 2009

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2010	2009	2010	2009
Components	(in millions)
Net Actuarial Loss	$2,129	$2,096	$638	$546
Prior Service Cost (Credit)	11	12	(20)	3
Transition Obligation	-	-	3	43

Recorded as
Regulatory Assets	$1,764	$1,750	$388	$380
Deferred Income Taxes	132	125	81	74
Net of Tax AOCI	244	233	152	138

Components of change in amounts included in AOCI and Regulatory Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2010	2009	2010	2009
Components	(in millions)
Actuarial Loss (Gain) During the Year	$121	$130	$121	$(127)
Prior Service Credit	-	-	(36)	-
Amortization of Actuarial Loss	(89)	(59)	(29)	(42)
Amortization of Transition Obligation	-	-	(27)	(27)
Change for the Year	$32	$71	$29	$(196)

Pension Plan Assets with Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,350	$2	$-	$-	$1,352	35.1%
International	403	-	-	-	403	10.4%
Real Estate Investment Trusts	112	-	-	-	112	2.9%
Common Collective Trust -
International	-	163	-	-	163	4.2%
Subtotal - Equities	1,865	165	-	-	2,030	52.6%

Fixed Income:
United States Government and
Agency Securities	-	634	-	-	634	16.4%
Corporate Debt	-	672	-	-	672	17.4%
Foreign Debt	-	127	-	-	127	3.3%
State and Local Government	-	23	-	-	23	0.6%
Other - Asset Backed	-	51	-	-	51	1.3%
Subtotal - Fixed Income	-	1,507	-	-	1,507	39.0%

Real Estate	-	-	83	-	83	2.2%

Alternative Investments	-	-	130	-	130	3.4%
Securities Lending	-	254	-	-	254	6.6%
Securities Lending Collateral (a)	-	-	-	(276)	(276)	(7.1)%

Cash and Cash Equivalents (b)	-	127	-	2	129	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	1	1	-%

Total	$1,865	$2,053	$213	$(273)	$3,858	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,219	$-	$-	$-	$1,219	35.8%
International	320	-	-	-	320	9.4%
Real Estate Investment Trusts	87	-	-	-	87	2.6%
Common Collective Trust -
International	-	161	-	-	161	4.7%
Subtotal - Equities	1,626	161	-	-	1,787	52.5%

Fixed Income:
United States Government and
Agency Securities	-	233	-	-	233	6.9%
Corporate Debt	-	831	-	-	831	24.4%
Foreign Debt	-	171	-	-	171	5.0%
State and Local Government	-	35	-	-	35	1.0%
Other - Asset Backed	-	27	-	-	27	0.8%
Subtotal - Fixed Income	-	1,297	-	-	1,297	38.1%

Real Estate	-	-	90	-	90	2.7%

Alternative Investments	-	-	106	-	106	3.1%
Securities Lending	-	173	-	-	173	5.1%
Securities Lending Collateral (a)	-	-	-	(196)	(196)	(5.8)%

Cash and Cash Equivalents (b)	-	116	-	4	120	3.5%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	26	26	0.8%

Total	$1,626	$1,747	$196	$(166)	$3,403	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2010	$90	$106	$196
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(7)	4	(3)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	19	19
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$83	$130	$213

		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2009	$137	$106	$243
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(47)	(14)	(61)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	13	13
Transfers in and/or out of Level 3	-	-	-
Balance as of December 31, 2009	$90	$106	$196

OPEB Plan Assets with Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$584	$-	$-	$-	$584	40.0%
International	220	-	-	-	220	15.1%
Common Collective Trust -
Global	-	115	-	-	115	7.9%
Subtotal - Equities	804	115	-	-	919	63.0%

Fixed Income:
Common Collective Trust - Debt	-	48	-	-	48	3.3%
United States Government and
Agency Securities	-	93	-	-	93	6.4%
Corporate Debt	-	110	-	-	110	7.5%
Foreign Debt	-	25	-	-	25	1.7%
State and Local Government	-	3	-	-	3	0.2%
Other - Asset Backed	-	1	-	-	1	0.1%
Subtotal - Fixed Income	-	280	-	-	280	19.2%

Trust Owned Life Insurance:
International Equities	-	49	-	-	49	3.3%
United States Bonds	-	163	-	-	163	11.1%

Cash and Cash Equivalents (a)	21	25	-	1	47	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	3	3	0.2%

Total	$825	$632	$-	$4	$1,461	100.0%

  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$343	$-	$-	$-	$343	26.2%
International	375	-	-	-	375	28.7%
Common Collective Trust -
Global	-	93	-	-	93	7.1%
Subtotal - Equities	718	93	-	-	811	62.0%

Fixed Income:
Common Collective Trust - Debt	-	38	-	-	38	2.9%
United States Government and
Agency Securities	-	42	-	-	42	3.2%
Corporate Debt	-	141	-	-	141	10.8%
Foreign Debt	-	32	-	-	32	2.4%
State and Local Government	-	6	-	-	6	0.5%
Other - Asset Backed	-	2	-	-	2	0.2%
Subtotal - Fixed Income	-	261	-	-	261	20.0%

Trust Owned Life Insurance:
International Equities	-	75	-	-	75	5.7%
United States Bonds	-	131	-	-	131	10.0%

Cash and Cash Equivalents (a)	7	14	-	1	22	1.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	8	8	0.6%

Total	$725	$574	$-	$9	$1,308	100.0%

  Amounts in "Other" column primarily represent foreign currency holdings.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Accumulated Benefit Obligation
	December 31,
Accumulated Benefit Obligation	2010	2009
	(in millions)
Qualified Pension Plan	$4,659	$4,539
Nonqualified Pension Plans	80	90
Total	$4,739	$4,629

Underfunded Accumulated Benefit Obligation
	Underfunded Pension Plans
	December 31,
	2010	2009
	(in millions)
Projected Benefit Obligation	$4,807	$4,701

Accumulated Benefit Obligation	$4,739	$4,629
Fair Value of Plan Assets	3,858	3,403
Underfunded Accumulated Benefit Obligation	$(881)	$(1,226)

Estimated Future Benefit Payments and Contributions
	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2011	$314	$143	$11
2012	320	148	12
2013	325	153	13
2014	333	160	14
2015	342	166	15
Years 2016 to 2020, in Total	1,811	931	95

Components of Net Periodic Benefit Cost
				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2010	2009	2008	2010	2009	2008
	(in millions)
Service Cost	$111	$104	$100	$47	$42	$42
Interest Cost	253	254	249	113	110	113
Expected Return on Plan Assets	(312)	(321)	(336)	(105)	(80)	(111)
Amortization of Transition Obligation	-	-	-	27	27	27
Amortization of Prior Service Cost	-	-	1	-	-	-
Amortization of Net Actuarial Loss	89	59	37	29	42	9
Net Periodic Benefit Cost	141	96	51	111	141	80
Capitalized Portion	(44)	(30)	(16)	(35)	(44)	(25)
Net Periodic Benefit Cost Recognized as
Expense	$97	$66	$35	$76	$97	$55

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$121	$33
Prior Service Cost (Credit)	1	(2)
Transition Obligation	-	2
Total Estimated 2011 Amortization	$122	$33

Expected to be Recorded as
Regulatory Asset	$99	$19
Deferred Income Taxes	8	5
Net of Tax AOCI	15	9
Total	$122	$33

Business Segments (Tables)	12 Months Ended
Dec. 31, 2010
Business Segments (Tables) [Abstract]
Reportable Segment Information
			Nonutility Operations
				Generation
	Utility		AEP River	and	All Other		Reconciling
	Operations		Operations	Marketing	(a)		Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2010
Revenues from:
External Customers	$13,687		$566	$173	$1		$-		$14,427
Other Operating Segments	104		22	-	14		(140)		-
Total Revenues	$13,791		$588	$173	$15		$(140)		$14,427

Depreciation and Amortization	$1,598		$24	$30	$2		$(13)	(b)	$1,641
Interest Income	8		-	2	31		(20)		21
Interest Expense	942		14	20	58		(35)	(b)	999
Income Tax Expense (Credit)	650		19	(20)	(6)		-		643

Net Income (Loss)	1,201		37	25	(45)		-		1,218

Gross Property Additions	2,475		23	1	1		-		2,500

			Nonutility Operations
				Generation
	Utility		AEP River	and	All Other		Reconciling
	Operations		Operations	Marketing	(a)		Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2009
Revenues from:
External Customers	$12,733	(e)	$490	$281	$(15)		$-		$13,489
Other Operating Segments	70	(e)	18	5	36		(129)		-
Total Revenues	$12,803		$508	$286	$21		$(129)		$13,489

Depreciation and Amortization	$1,561		$17	$29	$2		$(12)	(b)	$1,597
Interest Income	4		-	-	47		(40)		11
Interest Expense	916		5	21	86		(55)	(b)	973
Income Tax Expense (Credit)	553		23	-	(1)		-		575

Income (Loss) Before Discontinued
Operations and Extraordinary Loss	$1,329		$47	$41	$(47)		$-		$1,370
Extraordinary Loss, Net of Tax	(5)		-	-	-		-		(5)
Net Income (Loss)	$1,324		$47	$41	$(47)		$-		$1,365

Gross Property Additions	$2,813		$81	$1	$1		$-		$2,896

			Nonutility Operations
				Generation
	Utility		AEP River	and	All Other		Reconciling
	Operations		Operations	Marketing	(a)		Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2008
Revenues from:
External Customers	$13,326	(e)	$616	$485	$13		$-		$14,440
Other Operating Segments	240	(e)	30	(122)	9		(157)		-
Total Revenues	$13,566		$646	$363	$22		$(157)		$14,440

Depreciation and Amortization	$1,450		$14	$28	$2		$(11)	(b)	$1,483
Interest Income	42		-	1	78		(65)		56
Interest Expense	915		5	22	94		(79)	(b)	957
Income Tax Expense	515		26	17	84		-		642

Income Before Discontinued
Operations and Extraordinary Loss	$1,123		$55	$65	$133		$-		$1,376
Discontinued Operations, Net of Tax	-		-	-	12		-		12
Net Income	$1,123		$55	$65	$145		$-		$1,388

Gross Property Additions	$3,871		$116	$2	$(29)	(c)	$-		$3,960

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2010
Total Property, Plant and Equipment	$52,822	$574	$584	$11	$(251)		$53,740
Accumulated Depreciation and Amortization	17,795	110	198	9	(46)		18,066
Total Property, Plant and Equipment - Net	$35,027	$464	$386	$2	$(205)		$35,674

Total Assets	$48,780	$621	$881	$15,942	$(15,769)	(d)	$50,455

Investments in Equity Method Investees	157	3	-	-	-		160

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2009
Total Property, Plant and Equipment	$50,905	$436	$571	$10	$(238)		$51,684
Accumulated Depreciation and Amortization	17,110	88	168	8	(34)		17,340
Total Property, Plant and Equipment - Net	$33,795	$348	$403	$2	$(204)		$34,344

Total Assets	$46,930	$495	$779	$15,094	$(14,950)	(d)	$48,348

Investments in Equity Method Investees	84	4	-	-	-		88

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense, and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts are financial derivatives which settle and expire in 2011.
  The 2008 cash settlement of a purchase power and sale agreement with TEM related to the Plaquemine Cogeneration Facility which was sold in 2006. The cash settlement of  $255 million ( $164 million, net of tax) is included in Net Income.
  Revenue sharing related to the Plaquemine Cogeneration Facility.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Gross Property Additions for All Other includes construction expenditures of  $8 million in 2008 related to the acquisition of turbines by one of our nonregulated, wholly-owned subsidiaries. These turbines were refurbished and transferred to a generating facility within our Utility Operations segment in the fourth quarter of 2008. The transfer of these turbines resulted in the elimination of  $37 million from All Other and the addition of  $37 million to Utility Operations.

(d)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

(e)       PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net sales (purchases) for these contracts with AEPEP in Revenues from Other Operating Segments of  $(5) million and  $122 million for the years ended December 31, 2009 and 2008, respectively. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.

Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2010
Derivatives and Hedging (Tables) [Abstract]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
	2010	2009	Measure
	(in millions)
Commodity:
Power	652	589	MWHs
Coal	63	60	Tons
Natural Gas	94	127	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$171	$216	USD

Interest Rate and Foreign Currency	$907	$83	USD

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2010

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign	Other
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)(c)	(a) (b)	Total
	(in millions)
Current Risk Management Assets	$1,023	$18	$30	$(839)	$232
Long-term Risk Management Assets	546	12	2	(150)	410
Total Assets	1,569	30	32	(989)	642

Current Risk Management Liabilities	995	13	2	(881)	129
Long-term Risk Management Liabilities	387	6	3	(255)	141
Total Liabilities	1,382	19	5	(1,136)	270

Total MTM Derivative Contract Net Assets
(Liabilities)	$187	$11	$27	$147	$372

Fair Value of Derivative Instruments
December 31, 2009

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign	Other
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	(a) (b)	Total
	(in millions)
Current Risk Management Assets	$1,078	$13	$-	$(831)	$260
Long-term Risk Management Assets	614	-	-	(271)	343
Total Assets	1,692	13	-	(1,102)	603

Current Risk Management Liabilities	997	17	3	(897)	120
Long-term Risk Management Liabilities	442	-	2	(316)	128
Total Liabilities	1,439	17	5	(1,213)	248

Total MTM Derivative Contract Net Assets
(Liabilities)	$253	$(4)	$(5)	$111	$355

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the Consolidated Balance Sheet on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts represent counterparty netting of risk management and hedging contracts, associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging" and dedesignated risk management contracts.

(c)       At December 31, 2010, Risk Management Assets included  $7 million and Risk Management Liabilities included  $1 million related to fair value hedging strategies while the remainder related to cash flow hedging strategies. At December 31, 2009, we only employed cash flow hedging strategies.

Amount of Gain Loss Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
	Years Ended December 31,
Location of Gain (Loss)	2010	2009
	(in millions)
Utility Operations Revenue	$85	$144
Other Revenue	9	19
Regulatory Assets (a)	(9)	(28)
Regulatory Liabilities (a)	38	(7)
Total Gain (Loss) on Risk Management Contracts	$123	$128

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheet.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	9	13	22
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	-	-	-
Other Revenue	(7)	-	(7)
Purchased Electricity for Resale	4	-	4
Interest Expense	-	4	4
Regulatory Assets (a)	3	-	3
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2010	$7	$4	$11

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2008	$7	$(29)	$(22)
Changes in Fair Value Recognized in AOCI	(6)	11	5
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	(15)	-	(15)
Other Revenue	(15)	-	(15)
Purchased Electricity for Resale	29	-	29
Interest Expense	-	5	5
Regulatory Assets (a)	5	-	5
Regulatory Liabilities (a)	(7)	-	(7)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on our Consolidated Balance Sheet
Impact of Cash Flow Hedges on our Consolidated Balance Sheet
December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$13	$25	$38
Hedging Liabilities (a)	(2)	(4)	(6)
AOCI Gain (Loss) Net of Tax	7	4	11

Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	3	(2)	1

Impact of Cash Flow Hedges on our Consolidated Balance Sheet
December 31, 2009

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$8	$-	$8
Hedging Liabilities (a)	(12)	(5)	(17)
AOCI Gain (Loss) Net of Tax	(2)	(13)	(15)

Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(2)	(4)	(6)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our Consolidated Balance Sheets.

Collateral Required Under Various Triggering Events
	December 31,
	2010	2009
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$20	$10
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	45	34
Amount Attributable to RTO and ISO Activities	44	29

Liabilities Subject to Cross Default Provisions
	December 31,
	2010	2009
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$401	$567
Amount of Cash Collateral Posted	81	15
Additional Settlement Liability if Cross Default Provision is Triggered	213	199

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements (Tables) [Abstract]
Book Values and Fair Values of Long-term Debt
	December 31,
	2010		2009
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$16,811	$18,285	$17,498	$18,479

Other Temporary Investments
	December 31, 2010
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$225	$-	$-	$225
Fixed Income Securities:
Mutual Funds	69	-	-	69
Variable Rate Demand Notes	97	-	-	97
Equity Securities - Mutual Funds	18	7	-	25
Total Other Temporary Investments	$409	$7	$-	$416

	December 31, 2009
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$223	$-	$-	$223
Fixed Income Securities:
Mutual Funds	57	-	-	57
Variable Rate Demand Notes	45	-	-	45
Equity Securities:
Domestic	1	15	-	16
Mutual Funds	18	4	-	22
Total Other Temporary Investments	$344	$19	$-	$363

(a)	Primarily represents amounts held for the payment of debt.

Debt and equity securities within Other Temporary Investments
	Years Ended December 31,
	2010	2009	2008
	(in millions)
Proceeds From Investment Sales	$455	$35	$1,185
Purchases of Investments	503	82	1,118
Gross Realized Gains on Investment Sales	16	-	-
Gross Realized Losses on Investment Sales	-	-	-

Nuclear trust fund investments
	December 31,
	2010			2009
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments

	(in millions)
Cash and Cash Equivalents	$20	$-	$-	$14	$-	$-
Fixed Income Securities:
United States Government	461	23	(1)	401	13	(4)
Corporate Debt	59	4	(2)	57	5	(2)
State and Local Government	341	(1)	-	369	8	1
Subtotal Fixed Income Securities	861	26	(3)	827	26	(5)
Equity Securities - Domestic	634	183	(123)	551	234	(119)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,515	$209	$(126)	$1,392	$260	$(124)

Securities Activity Within the decommissioning and SNF trusts
	Years Ended December 31,
	2010	2009	2008
	(in millions)
Proceeds From Investment Sales	$1,362	$713	$732
Purchases of Investments	1,415	771	804
Gross Realized Gains on Investment Sales	12	28	33
Gross Realized Losses on Investment Sales	2	1	7

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts
Fair Value
of Debt
Securities
(in millions)
Within 1 year	$22
1 year – 5 years	306
5 years – 10 years	257
After 10 years	276
Total	$861

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$170	$-	$-	$124	$294

Other Temporary Investments
Restricted Cash (a)	184	-	-	41	225
Fixed Income Securities:
Mutual Funds	69	-	-	-	69
Variable Rate Demand Notes	-	97	-	-	97
Equity Securities - Mutual Funds (b)	25	-	-	-	25
Total Other Temporary Investments	278	97	-	41	416

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	20	1,432	112	(1,013)	551
Cash Flow Hedges:
Commodity Hedges (c)	11	17	-	(15)	13
Fair Value Hedges	-	7	-	-	7
Interest Rate/Foreign Currency Hedges	-	25	-	-	25
Dedesignated Risk Management Contracts (d)	-	-	-	46	46
Total Risk Management Assets	31	1,481	112	(982)	642

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	8	-	12	20
Fixed Income Securities:
United States Government	-	461	-	-	461
Corporate Debt	-	59	-	-	59
State and Local Government	-	341	-	-	341
Subtotal Fixed Income Securities	-	861	-	-	861
Equity Securities - Domestic (b)	634	-	-	-	634
Total Spent Nuclear Fuel and Decommissioning Trusts	634	869	-	12	1,515

Total Assets	$1,113	$2,447	$112	$(805)	$2,867

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$25	$1,325	$27	$(1,114)	$263
Cash Flow Hedges:
Commodity Hedges (c)	4	13	-	(15)	2
Fair Value Hedges	-	1	-	-	1
Interest Rate/Foreign Currency Hedges	-	4	-	-	4
Total Risk Management Liabilities	$29	$1,343	$27	$(1,129)	$270

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2009

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$427	$-	$-	$63	$490

Other Temporary Investments
Restricted Cash (a)	198	-	-	25	223
Fixed Income Securities:
Mutual Funds	57	-	-	-	57
Variable Rate Demand Notes	-	45	-	-	45
Equity Securities (b):
Domestic	16	-	-	-	16
Mutual Funds	22	-	-	-	22
Total Other Temporary Investments	293	45	-	25	363

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	8	1,609	72	(1,119)	570
Cash Flow Hedges:
Commodity Hedges (c)	1	11	-	(4)	8
Dedesignated Risk Management Contracts (d)	-	-	-	25	25
Total Risk Management Assets	9	1,620	72	(1,098)	603

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	3	-	11	14
Fixed Income Securities:
United States Government	-	401	-	-	401
Corporate Debt	-	57	-	-	57
State and Local Government	-	369	-	-	369
Subtotal Fixed Income Securities	-	827	-	-	827
Equity Securities - Domestic (b)	551	-	-	-	551
Total Spent Nuclear Fuel and Decommissioning Trusts	551	830	-	11	1,392

Total Assets	$1,280	$2,495	$72	$(999)	$2,848

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$11	$1,415	$10	$(1,205)	$231
Cash Flow Hedges:
Commodity Hedges (c)	-	16	-	(4)	12
Interest Rate/Foreign Currency Hedges	-	5	-	-	5
Total Risk Management Liabilities	$11	$1,436	$10	$(1,209)	$248

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(e)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(f)       The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ( $2) million in 2011,  $2 million in periods 2012-2014 and ( $5) million in periods 2015-2018; Level 2 matures  $13 million in 2011,  $66 million in periods 2012-2014,  $12 million in periods 2015-2016 and  $16 million in periods 2017-2028; Level 3 matures  $18 million in 2011,  $24 million in periods 2012-2014,  $16 million in periods 2015-2016 and  $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

(g)       The December 31, 2009 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ( $1) million in 2010, ( $1) million in periods 2011-2013 and ( $1) million in periods 2014-2015; Level 2 matures  $65 million in 2010,  $84 million in periods 2011-2013,  $22 million in periods 2014-2015 and  $23 million in periods 2016-2028; Level 3 matures  $17 million in 2010,  $16 million in periods 2011-2013,  $8 million in periods 2014-2015 and  $21 million in periods 2016-2028.

Changes in the fair value of net trading derivatives and other investments classified as Level 3.
Net Risk Management
Year Ended December 31, 2010	Assets (Liabilities)

(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	63
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(25)
Transfers into Level 3 (d) (h)	18
Transfers out of Level 3 (e) (h)	(53)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2010	$85

Net Risk Management
Year Ended December 31, 2009	Assets (Liabilities)

(in millions)
Balance as of December 31, 2008	$49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(4)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	44
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(17)
Transfers in and/or out of Level 3 (f)	(25)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2009	$62

	Net Risk
	Management	Other	Investments
	Assets	Temporary	in Debt
Year Ended December 31, 2008	(Liabilities)	Investments	Securities

	(in millions)
Balance as of December 31, 2007	$49	$-	$-
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	-	-	-
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	12	-	-
Realized and Unrealized Gains (Losses) Included in Other
Comprehensive Income	-	-	-
Purchases, Issuances and Settlements (c)	-	(118)	(17)
Transfers in and/or out of Level 3 (f)	(36)	118	17
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	24	-	-
Balance as of December 31, 2008	$49	$-	$-

(a)       Included in revenues on our Consolidated Statements of Income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on our Consolidated Statements of Income. These net gains (losses) are recorded as regulatory liabilities/assets.

(h)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Details of Income Taxes as Reported
	Years Ended December 31,
	2010	2009	2008

	(in millions)
Federal:
Current	$(134)	$(575)	$164
Deferred	760	1,171	456
Total Federal	626	596	620

State and Local:
Current	(20)	(76)	(1)
Deferred	38	55	22
Total State and Local	18	(21)	21

International:
Current	(1)	-	1
Deferred	-	-	-
Total International	(1)	-	1

Total Income Tax Expense Before Discontinued
Operations and Extraordinary Loss	$643	$575	$642

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
	Years Ended December 31,
	2010	2009	2008

	(in millions)
Net Income	$1,218	$1,365	$1,388
Discontinued Operations, Net of Income Tax of $(10) million in 2008	-	-	(12)
Extraordinary Loss, Net of Income Tax of $3 million in 2009	-	5	-
Income Before Discontinued Operations and Extraordinary Loss	1,218	1,370	1,376
Income Tax Expense Before Discontinued Operations and Extraordinary Loss	643	575	642
Pretax Income	$1,861	$1,945	$2,018

Income Taxes on Pretax Income at Statutory Rate (35%)	$651	$681	$706
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	47	31	23
Investment Tax Credits, Net	(16)	(19)	(19)
Energy Production Credits	(20)	(15)	(20)
State and Local Income Taxes	11	(14)	13
Removal Costs	(19)	(19)	(21)
AFUDC	(33)	(36)	(24)
Medicare Subsidy	12	(11)	(12)
Tax Reserve Adjustments	(16)	(6)	2
Other	26	(17)	(6)
Total Income Tax Expense Before Discontinued Operations and
Extraordinary Loss	$643	$575	$642

Effective Income Tax Rate	34.6%	29.6%	31.8%

Reconciliation of Significant Temporary Differences
	December 31,
	2010	2009

	(in millions)
Deferred Tax Assets	$2,519	$2,493
Deferred Tax Liabilities	(10,009)	(9,065)
Net Deferred Tax Liabilities	$(7,490)	$(6,572)

Property-Related Temporary Differences	$(5,301)	$(4,714)
Amounts Due from Customers for Future Federal Income Taxes	(250)	(229)
Deferred State Income Taxes	(622)	(523)
Securitized Transition Assets	(651)	(712)
Regulatory Assets	(867)	(862)
Accrued Pensions	218	335
Deferred Income Taxes on Other Comprehensive Loss	207	203
Accrued Nuclear Decommissioning	(395)	(356)
All Other, Net	171	286
Net Deferred Tax Liabilities	$(7,490)	$(6,572)

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2010	2009	2008

	(in millions)
Interest Expense	$8	$1	$10
Interest Income	11	5	21
Reversal of Prior Period Interest Expense	5	5	13

Amounts Accrued For Interest Related to Uncertain Tax Positions
	December 31,
	2010	2009

	(in millions)
Accrual for Receipt of Interest	$42	$30
Accrual for Payment of Interest and Penalties	21	18

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	2010	2009	2008

	(in millions)
Balance at January 1,	$237	$237	$222
Increase - Tax Positions Taken During a Prior Period	40	56	41
Decrease - Tax Positions Taken During a Prior Period	(43)	(65)	(45)
Increase - Tax Positions Taken During the Current Year	-	16	27
Decrease - Tax Positions Taken During the Current Year	(6)	-	(5)
Increase - Settlements with Taxing Authorities	-	1	3
Decrease - Settlements with Taxing Authorities	(2)	-	-
Decrease - Lapse of the Applicable Statute of Limitations	(7)	(8)	(6)
Balance at December 31,	$219	$237	$237

Leases (Tables)	12 Months Ended
Dec. 31, 2010
Leases (Tables) [Abstract]
Lease Rental Costs
	Years Ended December 31,
Lease Rental Costs	2010	2009	2008

	(in millions)
Net Lease Expense on Operating Leases	$343	$354	$368
Amortization of Capital Leases	97	83	97
Interest on Capital Leases	26	13	16
Total Lease Rental Costs	$466	$450	$481

Property, Plant and Equipment Under Capital Leases
	December 31,
Property, Plant and Equipment Under Capital Leases	2010	2009

	(in millions)
Generation	$97	$75
Distribution	-	-
Other Property, Plant and Equipment	482	379
Construction Work in Progress	-	-
Total Property, Plant and Equipment Under Capital Leases	579	454
Accumulated Amortization	108	139
Net Property, Plant and Equipment Under Capital Leases	$471	$315

Obligations Under Capital Leases
Obligations Under Capital Leases
Noncurrent Liability	$398	$244
Liability Due Within One Year	76	73
Total Obligations Under Capital Leases	$474	$317

Future Minimum Lease Payments
		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2011	$100	$306
2012	88	286
2013	71	261
2014	59	241
2015	47	226
Later Years	286	1,349
Total Future Minimum Lease Payments	$651	$2,669
Less Estimated Interest Element	177
Estimated Present Value of Future Minimum
Lease Payments	$474

Future Minimum Lease Payments of Rockport Lease
Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2011	$74	$74
2012	74	74
2013	74	74
2014	74	74
2015	74	74
Later Years	517	517
Total Future Minimum Lease Payments	$887	$887

Future Minimum Lease Payments of I&M Nuclear Fuel Lease
Future Minimum Lease Payments	Amount
(in millions)
2011	$2
2012	1
Total Future Minimum Lease Payments	$3

Financing Activities (Tables)	12 Months Ended
Dec. 31, 2010
Financing Activities (Tables) [Abstract]
AEP Common Stock
		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2007	421,926,696	21,499,992
Issued	4,394,552	-
Treasury Stock Contributed to AEP Foundation	-	(1,250,000)
Balance, December 31, 2008	426,321,248	20,249,992
Issued	72,012,017	-
Treasury Stock Acquired	-	28,866
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725

Preferred Stock
December 31, 2010
	Call Price	Shares	Shares
	Per Share (a)	Authorized (b)	Outstanding (c)	Amount
Not Subject to Mandatory Redemption:				(in millions)
4.00% - 5.00%	$102- $110	1,525,903	600,641	$60

December 31, 2009
	Call Price	Shares	Shares
	Per Share (a)	Authorized (b)	Outstanding (c)	Amount
Not Subject to Mandatory Redemption:				(in millions)
4.00% - 5.00%	$102- $110	1,525,903	606,627	$61

(a)       At the option of the subsidiary, the shares may be redeemed at the call price plus accrued dividends. The involuntary liquidation preference is  $100 per share for all outstanding shares. If the subsidiary defaults on preferred stock dividend payments for a period of one year or longer, preferred stock holders are entitled, voting separately as one class, to elect the number of directors necessary to constitute a majority of the full board of directors of the subsidiary.

(b)       As of December 31, 2010 and 2009, our subsidiaries had 14,494,227 and 14,488,294 shares of  $100 par value preferred stock, respectively, 22,200,000 shares of  $25 par value preferred stock and 7,822,535 and 7,822,482 shares of no par value preferred stock, respectively, that were authorized but unissued. Total shares authorized but unissued include shares not subject to mandatory redemption described in the above table.

(c)       The number of preferred stock shares redeemed was 5,986 shares and 251 shares in 2010 and 2009, respectively. There were no preferred stock shares redeemed in 2008.

Long-term Debt
Long-term Debt
	Weighted
	Average
	Interest
	Rate at			Outstanding at
	December 31,	Interest Rate Ranges at December 31,		December 31,
Type of Debt and Maturity	2010	2010	2009	2010	2009

				(in millions)
Senior Unsecured Notes
2010-2015	4.99%	0.702%-6.375%	0.464%-6.375%	$3,318	$4,258
2016-2021	6.12%	5.00%-7.95%	5.00%-7.95%	4,020	4,020
2029-2040	6.41%	5.625%-8.13%	5.625%-8.13%	4,331	4,138

Pollution Control Bonds (a)
2010-2015 (b)	2.95%	0.29%-6.25%	0.22%-7.125%	1,300	800
2017-2025	5.12%	4.45%-6.05%	0.23%-6.05%	443	595
2026-2042	5.19%	4.40%-6.30%	0.20%-6.30%	520	764

Notes Payable (c)
2011-2026	5.44%	2.07%-8.03%	4.47%-8.03%	396	326

Securitization Bonds
2010-2020	5.36%	4.98%-6.25%	4.98%-6.25%	1,847	1,995

Junior Subordinated Debentures (d)
2063	8.75%	8.75%	8.75%	315	315

Spent Nuclear Fuel Obligation (e)				265	265

Other Long-term Debt
2011-2059	1.72%	1.3125%-13.718%	1.25%-13.718%	91	88

Unamortized Discount (net)				(35)	(66)
Total Long-term Debt Outstanding				16,811	17,498
Less Portion Due Within One Year				1,309	1,741
Long-term Portion				$15,502	$15,757

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to mandatory redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity and repayment purposes based on the mandatory redemption date.

(c)       Notes payable represent outstanding promissory notes issued under term loan agreements and revolving credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)       Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.

(e)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

Long-term Debt 5-Year Maturity
						After
	2011	2012	2013	2014	2015	2015	Total

	(in millions)
Principal Amount	$1,309	$815	$1,344	$941	$1,490	$10,947	$16,846
Unamortized Discount							(35)
Total Long-term Debt Outstanding							$16,811

Lines of Credit and Short Term Debt
	December 31,
	2010		2009
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$690	0.31%	$-	-
Commercial Paper	650	0.52%	119	0.26%
Line of Credit – Sabine Mining Company (c)	6	2.15%	7	2.06%
Total Short-term Debt	$1,346		$126

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance. See "ASU 2009-16 'Transfers and Servicing' " section of Note 2.

(c)       Sabine Mining Company is a consolidated variable interest entity. This line of credit does not reduce available liquidity under AEP's credit facilities.

Comparative accounts receivable information

	Years Ended December 31,
	2010		2009	2008
	(dollars in millions)
Proceeds from Sale of Accounts Receivable	$	N/A	$7,043	$7,717
Loss on Sale of Accounts Receivable		N/A	3	20
Average Variable Discount Rate on Sale of
Accounts Receivable		N/A	0.57%	3.19%
Effective Interest Rates on Securitization of
Accounts Receivable		0.31%	N/A	N/A
Net Uncollectible Accounts Receivable Written Off		22	28	23

Customer accounts receivable managed portfolio
	December 31,
	2010	2009
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$923	$160
Deferred Revenue from Servicing Accounts Receivable	N/A	1
Retained Interest if 10% Adverse Change in Uncollectible Accounts	N/A	158
Retained Interest if 20% Adverse Change in Uncollectible Accounts	N/A	156
Total Principal Outstanding	690	656
Derecognized Accounts Receivable	N/A	631
Delinquent Securitized Accounts Receivable	50	29
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	26	20
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	354	376

N/A Not Applicable

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock Based Compensation (Tables) [Abstract]
Total fair value of stock options vested and total intrinsic value of options exercised
	Years Ended December 31,
Stock Options	2010	2009	2008

	(in thousands)
Fair Value of Stock Options Vested	$-	$25	$25
Intrinsic Value of Options Exercised (a)	2,058	106	655

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

Summary of stock option transactions
	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding at January 1,	1,089	$32.78	1,128	$32.73	1,196	$32.69
Granted	-	N/A	-	N/A	-	N/A
Exercised/Converted	(448)	31.53	(21)	27.20	(68)	31.97
Forfeited/Expired	(90)	38.44	(18)	36.28	-	N/A
Outstanding at December 31,	551	32.88	1,089	32.78	1,128	32.73

Options Exercisable at December 31,	551	$32.88	1,089	$32.78	1,125	$32.72

Stock options outstanding and exercisable
	Number	Weighted
	of Options	Average	Weighted
2010 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.06-27.95	266	2.20	$27.44	$2,273
$30.76-38.65	159	3.10	31.26	778
$44.10-49.00	126	0.50	46.40	-
Total	551	2.08	32.88	3,051

Performance units and reinvested dividends on outstanding performance units
	Years Ended December 31,
Performance Units	2010	2009	2008
Awarded Units (in thousands)	736	1,179	1,384
Weighted Average Unit Fair Value at Grant Date	$35.43	$34.32	$30.11
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2010	2009	2008
Awarded Units (in thousands)	211	224	149
Weighted Average Grant Date Fair Value	$34.70	$28.82	$37.21
Vesting Period (in years)	(a)	(a)	(a)

(a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.

Summary Of Performance Scores And Performance Units Earned
	Years Ended December 31,
	2010	2009	2008
Certified Performance Score	55.8%	73.5%	120.3%
Performance Units Earned	489,013	593,175	1,088,302
Performance Units Manditorily Deferred as AEP Career Shares	33,501	26,635	42,214
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	6,583	27,855	66,415
Performance Units to be Paid in Cash	448,929	538,685	979,673

Summary Of Cash Payouts For Performance Units And Career Shares
	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Cash Payouts for Performance Units	$18,683	$30,034	$52,960
Cash Payouts for AEP Career Share Distributions	3,594	2,184	1,236

Summary Of Units Awarded And Fair Value Of Restricted Stock Units
	Years Ended December 31,
Restricted Stock Units	2010	2009	2008
Awarded Units (in thousands)	873	130	56
Weighted Average Grant Date Fair Value	$35.24	$29.29	$41.69

Total fair value and total intrinsic value of restricted shares and restricted stock units vested
	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2010	2009	2008
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$6,044	$6,573	$2,619
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	5,993	5,445	2,534

(a)	Intrinsic value is calculated as market price at exercise date.

Status of nonvested restricted shares and restricted stock units
		Weighted
		Average
Nonvested Restricted Shares and		Grant Date
Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested at January 1, 2010	366	$34.12
Granted	873	35.24
Vested	(173)	35.00
Forfeited	(40)	35.01
Nonvested at December 31, 2010	1,026	34.88

Stock unit accumulation plan for non-employee directors
	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2010	2009	2008
Awarded Units (in thousands)	54	56	43
Weighted Average Grant Date Fair Value	$34.67	$29.56	$37.72

Compensation cost and actual tax benefit realized for tax deductions from compensation cost for share-based payment arrangements [Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2010	2009	2008
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$28,116	$31,165	$(18,028)	(b)
Actual Tax Benefit Realized	9,841	10,908	(6,310)	(b)
Total Compensation Cost Capitalized	4,689	5,956	(5,026)	(b)

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on our Consolidated Statements of Income.

(b)       In 2008, AEP's declining total shareholder return and lower stock price significantly reduced the accruals for performance units.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised
	Years Ended December 31,
Share-based Compensation Plans	2010	2009	2008
	(in thousands)
Cash Received from Stock Options Exercised	$14,134	$567	$2,170
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	706	35	219

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment (Tables) [Abstract]
Depreciation, Depletion and Amortization
2010	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,147		$6,537	1.6	-	3.8%	9	-	132	$10,205	$3,788	2.2	-	5.1%	20	-	70
Transmission	8,576		2,481	1.4	-	3.0%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,208		3,607	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,615	(a)	47	N.M.			N.M.			143	9	N.M.			N.M.
Other	2,685		1,268	3.0	-	12.5%	5	-	55	1,161	329	N.M.			N.M.
Total	$42,231		$13,940							$11,509	$4,126

2009	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$13,047		$6,460	1.6	-	3.8%	9	-	132	$9,998	$3,479	1.9	-	3.3%	20	-	70
Transmission	8,315		2,478	1.4	-	2.7%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	13,549		3,421	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,866	(a)	(19)	N.M.			N.M.			165	6	N.M.			N.M.
Other	2,616		1,130	4.2	-	12.8%	5	-	55	1,128	385	N.M.			N.M.
Total	$40,393		$13,470							$11,291	$3,870

2008	Regulated						Nonregulated
	Annual						Annual
	Composite						Composite
	Depreciation			Depreciable			Depreciation			Depreciable
Functional Class of Property	Rate Ranges			Life Ranges			Rate Ranges			Life Ranges
				(in years)						(in years)
Generation	1.6	-	3.5%	9	-	132	2.6	-	5.1%	20	-	61
Transmission	1.4	-	2.7%	25	-	87	-	-	-%	-	-	-
Distribution	2.4	-	3.9%	11	-	75	-	-	-%	-	-	-
CWIP	N.M.			N.M.			N.M.			N.M.
Other	4.9	-	11.3%	5	-	55	N.M.			N.M.

(a)			Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.

N.M. Not Meaningful

Asset Retirement Obligations (ARO)
Carrying
Amount
of ARO
(in millions)
ARO at December 31, 2008	$1,158
Accretion Expense	73
Liabilities Incurred	47
Liabilities Settled	(24)
Revisions in Cash Flow Estimates	5
ARO at December 31, 2009 (a)	1,259
DHLC Deconsolidation (c)	(12)
Accretion Expense	75
Liabilities Incurred	32
Liabilities Settled	(20)
Revisions in Cash Flow Estimates	64
ARO at December 31, 2010 (b)	$1,398

(a)	The current portion of our ARO, totaling $5 million, is included in Other Current Liabilities on our 2009 Consolidated Balance Sheet.
(b)	The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 Consolidated Balance Sheet.
(c)	We adopted ASU 2009-17 effective January 1, 2010 and deconsolidated DHLC. As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
	2010	2009	2008
	(in millions)
Allowance for Equity Funds Used During Construction	$77	$82	$45
Allowance for Borrowed Funds Used During Construction	53	67	75

Jointly-owned Electric Facilities
			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	8	49
J.M. Stuart Generating Station (c)	Coal	26.0%	507	23	163
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	10	366
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	258	5	192
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	7	62
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	503	10	358
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	395	4	201
Turk Generating Plant (h)	Coal	73.33%	-	971	-
Transmission	N/A	(d)	63	3	48

			Company’s Share at December 31, 2009
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	4	45
J.M. Stuart Generating Station (c)	Coal	26.0%	499	15	153
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	767	4	355
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	255	4	188
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	5	61
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	497	8	350
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	390	6	195
Turk Generating Plant (h)	Coal	73.33%	-	688	-
Transmission	N/A	(d)	70	1	47

(a)       Operated by Duke Energy Corporation, a nonaffiliated company.

(b)        Operated by CSPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Varying percentages of ownership.

(e)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(f)       Operated by CLECO, a nonaffiliated company.

(g)       Operated by SWEPCo.

(h)       Turk Generating Plant is currently under construction with a projected commercial operation date of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2010, construction costs totaling  $279 million have been billed to the other owners.

N/A Not Applicable

Cost Reduction Initiatives (Tables)	12 Months Ended
Dec. 31, 2010
Cost Reduction Initiatives (Tables)
YTD Expense and Remaining Accrual
Total
(in millions)
Incurred	$293
Settled	283
Adjustments	7
Remaining Balance at December 31, 2010	$17

Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Financial Information (Tables) [Abstract]
Unaudited Quarterly Financial Information
	2010 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,569	$3,360		$4,064	$3,434
Operating Income	758	394	(a)	1,025	486	(b)
Net Income	346	137	(a)	557	178	(b)

Amounts Attributable to AEP Common Shareholders:
Net Income	344	136	(a)	555	176	(b)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (c)	0.72	0.28		1.16	0.37

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (c)	0.72	0.28		1.16	0.37

	2009 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,458	$3,202		$3,547	$3,282
Operating Income	750	682		858	481
Income Before Extraordinary Loss	363	322		446	239
Extraordinary Loss, Net of Tax	-	(5)	(d)	-	-
Net Income	363	317		446	239

Amounts Attributable to AEP Common Shareholders:
Income Before Extraordinary Loss	360	321		443	238
Extraordinary Loss, Net of Tax	-	(5)	(d)	-	-
Net Income	360	316		443	238

Basic Earnings (Loss) per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Loss (c)	0.89	0.68		0.93	0.49
Extraordinary Loss per Share	-	(0.01)		-	-
Earnings per Share (c)	0.89	0.67		0.93	0.49

Diluted Earnings (Loss) per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Loss (c)	0.89	0.68		0.93	0.49
Extraordinary Loss per Share	-	(0.01)		-	-
Earnings per Share (c)	0.89	0.67		0.93	0.49

(a)       See Note 17 for discussion of expenses related to cost reduction initiatives recorded in the second quarter of 2010.

(b)       Includes a  $43 million refund provision for the 2009 Significantly Excessive Earnings Test in addition to various other provisions for certain regulatory and legal matters.

(c)       Quarterly Earnings Per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.

(d)       See “SWEPCo Texas Restructuring” in “Extraordinary Item” section of Note 2 for discussion of the extraordinary loss recorded in the second quarter of 2009.

Organization and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Components of Accumulated Other Comprehensive Income (Loss) (AOCI)
Securities Available for Sale, Net of Tax - Balance Sheet	$ 4								$ 12								$ 4		$ 12
Cash Flow Hedges, Net of Tax - Balance Sheet	11								(15)								11		(15)	(22)
Amortization of Pension and OPEB Deferred Costs, Net of Tax - Balance Sheet	57								35								57		35
Pension and OPEB Funded Status, Net of Tax - Balance Sheet	(453)								(406)								(453)		(406)
Total	(381)								(374)								(381)		(374)
Amounts Attributable To AEP Common Shareholders
Income Before Discontinued Operations and Extraordinary Loss																	1,211		1,362	1,368
Discontinued Operations, Net of Tax																	0		0	12
Extraordinary Item, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total									0		0		(5)	[1]	0		0		(5)	0
Net Income	176	[2]	555		136	[3]	344		238		443		316		360		1,211		1,357	1,380
EARNINGS ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	176	[2]	555		136	[3]	344		238		443		316		360		1,211		1,357	1,380
Weighted Average Number Of Basic Common Shares Outstanding																	479,373,306		458,677,534	402,083,847
Total Basic Earnings per Share Attributble to Common Shareholders	$ 0.37	[4]	$ 1.16	[4]	$ 0.28	[4]	$ 0.72	[4]	$ 0.49	[4]	$ 0.93	[4]	$ 0.67	[4]	$ 0.89	[4]	$ 2.53		$ 2.96	$ 3.43
Weighted Average Dilutive Effect of:
Performance Share Units, earnings per share																	$ 0		$ 0
Weighted Average Number of Diluted Common Shares Outstanding																	479,601,442		458,982,292	403,640,708
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 0.37	[4]	$ 1.16	[4]	$ 0.28	[4]	$ 0.72	[4]	$ 0.49	[4]	$ 0.93	[4]	$ 0.67	[4]	$ 0.89	[4]	$ 2.53		$ 2.96	$ 3.42
Antidilutive Shares Outstanding																	136,250		452,216	470,016
Net increase (decrease) in depreciation expense
Decrease in net-of-tax, basic earnings per share due to net change in depreciation rates																			$ 0.08
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	10
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	958		924	853
Net Cash Paid (Received) for Income Taxes																	(268)		(98)	233
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	225		86	62
Assumption of Liabilities Related to Acquisitions/Divestitures, Net																	8		0	0
Government Grants Included in Accounts Receivable at December 31,																	10		0	0
Construction Expenditures Included in Accounts Payable at December 31,																	267		348	460
Acquisition of Nuclear Fuel Included in Accounts Payable at December 31,	0								0								0		0	38
Noncash Donation Expense Related to Issuance of Treasury Shares to AEP Foundation																	0		0	40
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Minimum percentage of equity AEP provides	5.00%																5.00%
Percentage of DHLCs debt guaranteed by each SWEPCo and CLECO																	50.00%
Percentage of management fee received by SWEPCo from DHLC																	100.00%
Securitized Transition Assets	1,742								1,896								1,742		1,896
Securitization Bonds	1,800																1,800
Percentage ownership of "Allegheny Series" by AYE																	100.00%
Decrease in net-of-tax, basic earnings per share due to net change in depreciation rates																			$ 0.08
The new agreement in 2010 between AEP Power Pool and OVEC																	10
Other Revenue [Member] | Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	29		31	32
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	29		31	32
Utility Operations [Member]
Amounts Attributable To AEP Common Shareholders
Discontinued Operations, Net of Tax																				0
Extraordinary Item, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total																			(5)
Utility Operations [Member] | Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	(20)	[5]	0	(54)	[6]
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	(20)	[5]	0	(54)	[6]
Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of shares																	100,000		300,000	1,200,000
Performance Share Units, earnings per share																				$ 0.01
Stock Options [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of shares																	0		0	100,000
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of shares																	100,000		0	100,000
Restricted Shares [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of shares																	0		0	100,000
Current Assets [Member] | SWEPCo Sabine [Member]
ASSETS
Assets	50								51								50		51
Current Assets [Member] | SWEPCo DHLC [Member]
ASSETS
Assets									8										8
Current Assets [Member] | I&M DCC [Member]
ASSETS
Assets	92								47								92		47
Current Assets [Member] | Protected Cell of EIS [Member]
ASSETS
Assets	131								130								131		130
Current Assets [Member] | AEP Credit [Member]
ASSETS
Assets	924																924
Current Assets [Member] | TCC Transition Funding [Member]
ASSETS
Assets	214																214
Net Property Plant And Equipment [Member] | SWEPCo Sabine [Member]
ASSETS
Assets	139								149								139		149
Net Property Plant And Equipment [Member] | SWEPCo DHLC [Member]
ASSETS
Assets									44										44
Net Property Plant And Equipment [Member] | I&M DCC [Member]
ASSETS
Assets	173								89								173		89
Net Property Plant And Equipment [Member] | Protected Cell of EIS [Member]
ASSETS
Assets	0								0								0		0
Net Property Plant And Equipment [Member] | AEP Credit [Member]
ASSETS
Assets	0																0
Net Property Plant And Equipment [Member] | TCC Transition Funding [Member]
ASSETS
Assets	0																0
Other Non Current Assets [Member] | SWEPCo Sabine [Member]
ASSETS
Assets	34								35								34		35
Other Non Current Assets [Member] | SWEPCo DHLC [Member]
ASSETS
Assets									11										11
Other Non Current Assets [Member] | I&M DCC [Member]
ASSETS
Assets	112								57								112		57
Other Non Current Assets [Member] | Protected Cell of EIS [Member]
ASSETS
Assets	1								2								1		2
Other Non Current Assets [Member] | AEP Credit [Member]
ASSETS
Assets	10																10
Other Non Current Assets [Member] | TCC Transition Funding [Member]
ASSETS
Assets	1,746																1,746
Total Assets [Member] | SWEPCo Sabine [Member]
ASSETS
Assets	223								235								223		235
Total Assets [Member] | SWEPCo DHLC [Member]
ASSETS
Assets									63										63
Total Assets [Member] | I&M DCC [Member]
ASSETS
Assets	377								193								377		193
Total Assets [Member] | Protected Cell of EIS [Member]
ASSETS
Assets	132								132								132		132
Total Assets [Member] | AEP Credit [Member]
ASSETS
Assets	934																934
Total Assets [Member] | TCC Transition Funding [Member]
ASSETS
Assets	1,960																1,960
Current Liabilities [Member] | SWEPCo Sabine [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	33								36								33		36
Current Liabilities [Member] | SWEPCo DHLC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity									17										17
Current Liabilities [Member] | I&M DCC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	79								39								79		39
Current Liabilities [Member] | Protected Cell of EIS [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	33								36								33		36
Current Liabilities [Member] | AEP Credit [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	886																886
Current Liabilities [Member] | TCC Transition Funding [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	221																221
Noncurrent Liabilities [Member] | SWEPCo Sabine [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	190								199								190		199
Noncurrent Liabilities [Member] | SWEPCo DHLC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity									38										38
Noncurrent Liabilities [Member] | I&M DCC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	298								154								298		154
Noncurrent Liabilities [Member] | Protected Cell of EIS [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	85								74								85		74
Noncurrent Liabilities [Member] | AEP Credit [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1																1
Noncurrent Liabilities [Member] | TCC Transition Funding [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,725																1,725
Equity [Member] | SWEPCo Sabine [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0								0								0		0
Equity [Member] | SWEPCo DHLC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity									8										8
Equity [Member] | I&M DCC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0								0								0		0
Equity [Member] | Protected Cell of EIS [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	14								22								14		22
Equity [Member] | AEP Credit [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	47																47
Equity [Member] | TCC Transition Funding [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	14																14
Total Liabilities And Equity [Member] | SWEPCo Sabine [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	223								235								223		235
Total Liabilities And Equity [Member] | SWEPCo DHLC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity									63										63
Total Liabilities And Equity [Member] | I&M DCC [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	377								193								377		193
Total Liabilities And Equity [Member] | Protected Cell of EIS [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	132								132								132		132
Total Liabilities And Equity [Member] | AEP Credit [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	934																934
Total Liabilities And Equity [Member] | TCC Transition Funding [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,960																1,960
CSPCo [Member]
Net increase (decrease) in depreciation expense
Depreciation Expense Variance																			(18)
OPCo [Member]
Net increase (decrease) in depreciation expense
Depreciation Expense Variance																			71
Ohio Valley Electric Corporation [Member]
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	302	[7]	286	263
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
The new agreement in 2010 between AEP Power Pool and OVEC																	302	[7]	286	263
Pension Plans [Member]
Target asset allocation and allocation ranges
Domestic Equity, Target																	35.00%
Fixed Income, Minimum																	35.00%
Fixed Income, Target																	39.00%
Fixed Income, Maximum																	45.00%
Real Estate, Minimum																	4.00%
Real Estate, Target																	5.00%
Real Estate, Maximum																	6.00%
Other Investments, Minimum																	1.00%
Other Investments, Target																	5.00%
Other Investments, Maximum																	7.00%
Cash, Minimum																	0.50%
Cash, Target																	1.00%
Cash, Maximum																	3.00%
Domestic Equity, Maximum																	40.00%
Domestic Equity, Minimum																	30.00%
International and Global Equity, Minimum																	10.00%
International and Global Equity, Maximum																	20.00%
International and Global Equity, Target																	15.00%
Other Postretirement Benefit Plans [Member]
Target asset allocation and allocation ranges
Fixed Income, Minimum																	29.00%
Fixed Income, Target																	32.00%
Fixed Income, Maximum																	37.00%
Cash, Minimum																	1.00%
Cash, Target																	2.00%
Cash, Maximum																	4.00%
Equity, Target																	66.00%
Equity, Minimum																	61.00%
Equity, Maximum																	71.00%
Capital Contribution From Parent [Member] | SWEPCo DHLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	6																6
Maximum Exposure	6																6
Capital Contribution From Parent [Member] | PATH-WV [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	18								13								18		13
Maximum Exposure	18								13								18		13
Retained Earnings [Member] | SWEPCo DHLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	2																2
Maximum Exposure	2																2
Retained Earnings [Member] | PATH-WV [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	6								3								6		3
Maximum Exposure	6								3								6		3
SWEPCo's Guarantee Of Debt [Member] | SWEPCo DHLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	0																0
Maximum Exposure	48																48
Total Investment Member | SWEPCo DHLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	8																8
Maximum Exposure	56																56
Total Investment Member | PATH-WV [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	24								16								24		16
Maximum Exposure	24								16								24		16
SWEPCo Sabine [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
SWEPCo's total billings from Sabine or DHLC																	133		99	110
SWEPCo DHLC [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
SWEPCo's total billings from Sabine or DHLC																	56		43	44
Percentage of VIE sales of lignite produced																	50.00%
I&M DCC [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Payments made by I&M to DCC Fuel																	59
Protected Cell of EIS [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Insurance premium payments to protected cell																	$ 35		$ 30	$ 28
AEP Credit [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings																	20.00%
Cleco DHLC [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Percentage of VIE sales of lignite produced																	50.00%

[1]	See “SWEPCo Texas Restructuring” in “Extraordinary Item” section of Note 2 for discussion of the extraordinary loss recorded in the second quarter of 2009.
[2]	Includes a $43 million refund provision for the 2009 Significantly Excessive Earnings Test in addition to various other provisions for certain regulatory and legal matters.
[3]	See Note 17 for discussion of expenses related to cost reduction initiatives recorded in the second quarter of 2010.
[4]	Quarterly Earnings Per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[5]	The AEP Power Pool purchased power from OVEC to serve off-system sales in an agreement that began in January 2010 and ended in June 2010.
[6]	The AEP Power Pool purchased power from OVEC as part of risk management activities in an agreement that ended in December 2008.
[7]	The AEP Power Pool purchased power from OVEC to serve retail sales in an agreement that began in January 2010 and ended in June 2010. The total amount reported in 2010 includes $10 million related to this agreement.

New Accounting Pronouncements and Extraordinary Item (Details) (USD $) In Millions	3 Months Ended					12 Months Ended
	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009		Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Receivable sales amounts due to Banks	$ 656						$ 656
Extraordinary loss due to Reapplication of Regulated Operations accounting guidance							8
Extraordinary Loss, Net of Tax due to Reapplication of Regulated Operations Accounting Guidance	$ 0	$ 0	$ 5	[1]	$ 0	$ 0	$ 5	$ 0

[1]	See “SWEPCo Texas Restructuring” in “Extraordinary Item” section of Note 2 for discussion of the extraordinary loss recorded in the second quarter of 2009.

Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in carrying amount of goodwill
Goodwill, Beginning Balance	$ 76,000,000
Impairment Losses	0	0
Goodwill, Ending Balance	76,000,000	76,000,000
Amortization life, gross carrying amount and accumulated amortization by major asset class
Gross Carrying Amount	13,100,000	42,500,000
Accumulated Amortization	11,900,000	32,200,000
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization Of Intangible Assets	1,000,000	3,000,000	3,000,000
Estimated total amortization, in 2011	1,000,000
Estimated total amortization, in 2012	138,000
Utility Operations [Member]
Changes in carrying amount of goodwill
Goodwill, Beginning Balance	37,000,000	37,000,000
Impairment Losses	0	0
Goodwill, Ending Balance	37,000,000	37,000,000
AEP River Operations [Member]
Changes in carrying amount of goodwill
Goodwill, Beginning Balance	39,000,000	39,000,000
Impairment Losses	0	0
Goodwill, Ending Balance	39,000,000	39,000,000
Easements [Member]
Amortization life, gross carrying amount and accumulated amortization by major asset class
Amortization Life	10
Gross Carrying Amount	2,200,000	2,200,000
Accumulated Amortization	2,200,000	1,900,000
Purchased Technology [Member]
Amortization life, gross carrying amount and accumulated amortization by major asset class
Amortization Life	10
Gross Carrying Amount	10,900,000	10,900,000
Accumulated Amortization	9,700,000	8,600,000
Advanced Royalties [Member]
Amortization life, gross carrying amount and accumulated amortization by major asset class
Amortization Life	15
Gross Carrying Amount	0	29,400,000
Accumulated Amortization	$ 0	$ 21,700,000

Rate Matters (Details) (USD $)	12 Months Ended		12 Months Ended										12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended												12 Months Ended					12 Months Ended										12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] January 2012 Through December 2012 [Member] CSPCo, OPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] January 2013 through May 2014 [Member] CSPCo, OPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] Rate Matters Year One Member CSPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] Rate Matters Year One Member OPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] Rate Matters Year Two Member CSPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] Rate Matters Year Two Member OPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] Rate Matters Year Three Member CSPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] Rate Matters Year Three Member OPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] Ohio Fuel Adjustment Clause Deferrals [Member] OPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] CSPCo [Member]	Dec. 31, 2010 Ohio Electric Security Plan Filings [Member] OPCo [Member]	Dec. 31, 2010 Requested Sporn 5 Shutdown [Member] OPCo [Member]	Dec. 31, 2010 Fuel Adjustment Clause Audit [Member]	Dec. 31, 2010 Ormet Interim Arrangement [Member] CSPCo [Member]	Dec. 31, 2010 Ormet Interim Arrangement [Member] OPCo [Member]	Dec. 31, 2010 Economic Development Rider [Member] Remaining Economic Development Rider Costs to be Collected [Member] CSPCo [Member]	Dec. 31, 2010 Economic Development Rider [Member] Remaining Economic Development Rider Costs to be Collected [Member] OPCo [Member]	Dec. 31, 2010 Economic Development Rider [Member] CSPCo [Member]	Dec. 31, 2010 Economic Development Rider [Member] OPCo [Member]	Dec. 31, 2010 Environmental Investment Carrying Cost Rider [Member] CSPCo [Member]	Dec. 31, 2010 Environmental Investment Carrying Cost Rider [Member] OPCo [Member]	Dec. 31, 2010 Ohio IGCC Plant [Member]	Dec. 31, 2010 Ohio IGCC Plant [Member] Net Regulatory Liability Established by Each CSPCo and OPCo for the IGCC Plant [Member]	Dec. 31, 2010 Turk Plant [Member] SWEPCo [Member]	Dec. 31, 2010 Stall Unit [Member] SWEPCo [Member]	Dec. 31, 2010 Texas Base Rate Filing [Member] SWEPCo [Member]	Dec. 31, 2010 Texas Fuel Reconciliation [Member] Minimum [Member] SWEPCo [Member]	Dec. 31, 2010 Texas Fuel Reconciliation [Member] Maximum [Member] SWEPCo [Member]	Dec. 31, 2010 Texas Fuel Reconciliation [Member] SWEPCo [Member]	Dec. 31, 2010 Texas Restructuring Appeals [Member] TCC [Member]	Dec. 31, 2010 Deferred Investment Tax Credits and Excess Deferred Federal Income Taxes [Member] TCC [Member]	Dec. 31, 2010 Excess Earnings [Member] TCC [Member]	Dec. 31, 2010 Texas Base Rate Appeal [Member] TCC [Member]	Dec. 31, 2010 Virginia Base Rate Case [Member] APCo [Member]	Dec. 31, 2010 Virginia Base Rate Case [Member] APCo [Member] Storm Related Costs [Member]	Dec. 31, 2010 West Virginia Base Rate Case [Member] APCo, WPCo [Member]	Dec. 31, 2010 APCo's filing for IGCC plant [Member] Applicable to West Virginia Jurisdiction [Member] APCo [Member]	Dec. 31, 2010 APCo's filing for IGCC plant [Member] Applicable to FERC Jurisdiction [Member] APCo [Member]	Dec. 31, 2010 APCo's filing for IGCC plant [Member] Applicable to Virginia Jurisdiction [Member] APCo [Member]	Dec. 31, 2010 Expanded Net Energy Charge [Member] APCo [Member]	Dec. 31, 2010 Expanded Net Energy Charge [Member] APCo, WPCo [Member]	Dec. 31, 2010 Fuel and Purchased Power 2006 and Prior [Member] PSO [Member]	Dec. 31, 2010 Fuel and Purchased Power 2008 [Member] PSO [Member]	Dec. 31, 2010 Oklahoma Base Rate Appeal [Member] PSO [Member]	Dec. 31, 2010 Oklahoma Base Rate Case [Member] PSO [Member]	Dec. 31, 2010 Indiana Fuel Clause Filing [Member] I&M [Member]	Dec. 31, 2010 Michigan Base Rate Filing [Member] I&M [Member]	Dec. 31, 2010 Kentucky Base Rate Filing [Member] KPCo [Member]	Dec. 31, 2010 SECA [Member]	Dec. 31, 2010 Product Validation Facility [Member] APCo [Member]	Dec. 31, 2010 Product Validation Facility [Member] APCo, WPCo [Member]	Dec. 31, 2010 Carbon Capture and Sequestration Project [Member] APCo [Member]	Dec. 31, 2010 ETT [Member]
Rate Matters (Textuals) [Abstract]
Limit to increase in rates issued in the ESP order						7.00%	8.00%	6.00%	7.00%	6.00%	8.00%
Regulatory Assets, Noncurrent	$ 4,595,000,000	$ 4,943,000,000										$ 476,000,000							$ 3,000,000	$ 4,000,000																		$ 25,000,000					$ 361,000,000										$ 60,000,000
Unrecognized Equity Carrying Costs												30,000,000																															3,000,000
Per Book Return on Equity Including Off-System Sales													20.84%	10.81%
Return on common equity threshold which earnings would be significantly excessive for 2009			17.60%
Per Book Return on Equity Excluding Off-System Sales													19.73%
Amount exceeded the return on equity threshold													2.13%
Excessive Earnings Refund ordered by the PUCO													43,000,000
Excessive Earnings Refund ordered by the PUCO, net of tax													28,000,000
Requested Increase in Customer Rates				1.40%	2.70%
Sporn Five incurred closure costs as of December 2010															59,000,000
Amount outside consultants recommended to review related to proceeds from a coal contract settlement agreement																72,000,000
Of The Total Proceeds From The Coal Contract Settlement Agreement Amount Recognized As A Reduction To Fuel Expense																58,000,000
Of the total proceeds from the coal contract settlement agreement amount that will reduce fuel expense in 2009 and 2010																14,000,000
Deferred Fuel Adjustment clause related to the Ormet interim arrangement as of September 2009																	30,000,000	34,000,000
Unrecognized equity carrying costs related to the Ormet interim arrangement as of September 2009																	1,000,000	1,000,000
Costs Incurred																					38,000,000	30,000,000																																	14,000,000
Costs Collected																					35,000,000	26,000,000
Approved Environmental Investment Carrying Cost Rider																							26,000,000	34,000,000
Collection of authorized pre construction costs																									12,000,000
Pre Construction Costs Incurred for the IGCC Plant																									11,000,000
Regulatory Liability, Noncurrent	2,909,000,000	3,171,000,000																								1,000,000
Subsidiary's Ownership Percentage																											73.00%
Total Current estimated generation cost																											1,700,000,000
Total Current Estimated transmission costs																											125,000,000
Subsidiary's estimated share of the generation cost																											1,300,000,000
Subsidiary's Estimated Share of the Transmission Costs																											125,000,000
Subsidiary's capitalized expenditures excluding costs attributable to its joint owners (including AFUDC, capitalized interest and related transmission costs).																											1,000,000,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners																											137,000,000
Subsidiary's transmission capitalized costs excluding costs attributable to its joint owners																											66,000,000
Contractual Construction Commitments Of Joint Owners And Subsidiary																											321,000,000
Transmission Contractual Construction Commitments Of Subsidiary																											3,000,000
Subsidiary share of contractual construction commitments																											235,000,000
Estimated cancellation fee which shall be incurred by joint owners and subsidiary																											121,000,000
Transmission cancellation fees which shall be incurred by subsidiary																											1,000,000
Subsidiary's share of cancellation fees which shall be incurred if the Plant is cancelled																											89,000,000
The PUCT required cap on the plant, excluding AFUDC and related transmission costs.																											1,522,000,000
The PUCT required cap on CO2 emission costs (per ton)																											28
Cost Caps Per APSC And LPSC Orders																												445,000,000
Capitalized construction costs including allowance for funds used during construction																												426,000,000
Capitalized allowance for funds used during construction																												49,000,000
Requested base rates increase																													75,000,000								154,000,000		156,000,000									82,000,000		63,000,000	124,000,000
Requested Return on Equity																													11.50%								13.35%		11.75%									11.50%		11.75%	11.75%
Requested financing cost riders related to the construction of the Stall unit and Turk plant																													32,000,000
Requested vegetation management rider																													16,000,000
Other requested increases																													27,000,000
Approved Base Rate Increase																													15,000,000							20,000,000	62,000,000										81,000,000			36,000,000	64,000,000
Approved Return on Equity																													10.33%								10.53%										10.50%	10.15%		10.35%	10.50%					9.96%
PUCT approved Financing Cost Riders Related to the Construction of the Stall Unit																													5,000,000
PUCT Approved Other Increases																													10,000,000
PUCT Approved Decrease In Annual Depreciation Expense.																													17,000,000
PUCT Approved One-Year Vegetation Management Rider.																													10,000,000
Amount Intervenors Recommended As A Disallowance In Texas Fuel And Purchase Poer Costs Reconciliation For The Period January 2006 Through March 2009.																														3,000,000	30,000,000
Amount Filed In Texas Fuel And Purchase Power Costs Reconciliation For The Period January 2006 Through March 2009																																755,000,000
Net Recoverable Texas Stranded Generation Costs																																	2,500,000,000
Refund of other Texas net true-up regulatory liabilities																																	375,000,000
Tax benefits and associated carrying costs related to subsidiary's generation assets																																		103,000,000
Tax benefit which the PUCT agreed to allow subsidiary to defer refunding to ratepayers																																		103,000,000
The amount management estimates interest expense would have been had they accrued interest on the tax benefit																																		22,000,000
Contingency to pay accumulated deferred investment tax credits																																		101,000,000
Refund of excess earnings including interest																																			55,000,000
Elimination of merger credit rider which was approved in the Texas Base Rate Appeal																																				20,000,000
Decrease in annual depreciation rates which was approved in the Texas Base Rate Appeal																																				7,000,000
Amount Written Off Relating to the Mountaineer Carbon Capture and Storage Project																																					54,000,000
Amount Refunded to Customers Related to the Collection of Interim Rates																																					3,000,000
Amount of Base Rate Increase Per Settlement Agreement																																							60,000,000															60,000,000
Storm Expenses allowed to defer and amortize over a period of eight years per settlement agreement																																							18,000,000
Maximum Amount of Department of Energy Funding																																																							334,000,000
Department of Energy Funding Received																																																							5,000,000
Construction in Progress, Gross	3,031,000,000	2,758,000,000																																																					9,000,000
Amount of Deferred Preconstruction IGCC Costs for Future Recovery																																								9,000,000	2,000,000	9,000,000
The overall increase in rates as granted by an order to be phased-in over four years																																												355,000,000
First Year Increase in Rates																																												124,000,000
Fixed Annual Carrying Cost Rate Approved by the WVPSC																																												4.00%
Decrease in annual coal cost projections as ordered by the WVPSC																																												27,000,000
Total Amount Agreed To In The Settlement Agreement For Second Year Increase																																												96,000,000
Amount Of Construction Surcharges Agreed To In Settlement Agreement																																												10,000,000
Under recovery of fuel costs prior to 2002 as a result of a reallocation of purchased power costs among AEP West Companies																																													42,000,000
Amount recovered by offsetting under recovery of prior periods fuel costs to current period over recovery																																													42,000,000
Amount the OIEC contends that the OCC should require Subsidiary to refund through their fuel clause																																													42,000,000
The Current Shareholder Percentage of OffSystem Sales Margins Sharing in Oklahoma																																														25.00%
Intervenors proposed new shareholder percentage of offsytem sales margins sharing in Oklahoma																																														10.00%
Of the Requested Base Rate Increase, Amount that is currently being recovered through a Rider																																																30,000,000
Requested Net Base Rate Increase																																																52,000,000
Depreciation increase included in total annual base rate request																																																24,000,000
Amount moved into base rates that is currently being recovered through a rider																																																30,000,000
Application with IURC to increase fuel adjustment charge																																																	53,000,000
Insurance recovery amount during outage period	185,000,000																																																185,000,000
Reduced customer bills for cost of replacement power	78,000,000																																																78,000,000
Additional amount credited to customers through the fuel adjustment clause per the settlement agreement																																																	14,000,000
Interim Rate Increase Effective July 2010																																																		44,000,000
Approved recovery for customer choice implementation costs over a two year period beginning April 2011																																																		7,000,000
Revenue Requirement Approved Amortization of Previously Expensed Restructuring Costs Over Five Years																																																		6,000,000
Customer's Percentage of Sharing of Off-System Sales Per Settlement Agreement																																																		75.00%
Company's Percentage of Sharing of Off-System Sales Per Settlement Agreement																																																		25.00%
Provision for Refund Recorded Including Interest																																																		3,000,000
Proposed Refund To Customers																																																		3,000,000
Amount Included in Settlement Agreement for Deferred Storm Restoration Expenses to be Recovered Over Five Year Period																																																			23,000,000
Recognized gross seams elimination cost allocation revenue																																																				220,000,000
Payment if Compliance Filing is Accepted																																																				20,000,000
Amount of Estimated Interest Included in Payment																																																				5,000,000
Potential Receipt of Payment if Compliance Filing is Accepted																																																				10,000,000
Amount of Estimated Interest Included in Potential Receipt of Payment																																																				3,000,000
Amount of FERC approved settlements applicable to SECA revenue.																																																				112,000,000
Remaining Amount of Contested SECA Revenues																																																				$ 108,000,000

Effects of Regulation (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Deferred Fuel Costs Member	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Deferred Fuel Costs Member	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Asset Removal Costs [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Asset Removal Costs [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Deferred Investment Tax Credits [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Deferred Investment Tax Credits [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Advanced Metering Infrastructure Surcharge [Member] Regulatory Liabilities Being Paid [Member] TCC, TNC [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Advanced Metering Infrastructure Surcharge [Member] Regulatory Liabilities Being Paid [Member] TCC, TNC [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Transmission Cost Recovery Rider [Member] CSPCo, OPCo [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Transmission Cost Recovery Rider [Member] CSPCo, OPCo [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Excess Earnings [Member] Regulatory Liabilities Being Paid [Member] SWEPCo, TNC [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Excess Earnings [Member] Regulatory Liabilities Being Paid [Member] SWEPCo, TNC [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Other Regulatory Liabilities Not Yet Being Paid [Member] Regulatory Liabilities Not Yet Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Other Regulatory Liabilities Not Yet Being Paid [Member] Regulatory Liabilities Not Yet Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Other Regulatory Liabilities Being Paid [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Other Regulatory Liabilities Being Paid [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Paying a Return [Member] Refundable Construction [Member] SWEPCo [Member] Regulatory Liabilities Not Yet Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Paying a Return [Member] Refundable Construction [Member] SWEPCo [Member] Regulatory Liabilities Not Yet Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Deferred Fuel Costs Member	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Deferred Fuel Costs Member	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Deferred Investment Tax Credits [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Deferred Investment Tax Credits [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010
Regulatory Liabilities Currently Not Paying a Return [Member]
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member]
I&M [Member]
Regulatory Liabilities Being Paid [Member]
Dec. 31, 2009
Regulatory Liabilities Currently Not Paying a Return [Member]
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member]
I&M [Member]
Regulatory Liabilities Being Paid [Member]
Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Unrealized Gain on Forward Commitments [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Unrealized Gain on Forward Commitments [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Spent Nuclear Fuel Liability [Member] I&M [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Spent Nuclear Fuel Liability [Member] I&M [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Competitive Transition Charge Member TCC [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Competitive Transition Charge Member TCC [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Deferred State Income Tax Coal Credits [Member] APCo [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Deferred State Income Tax Coal Credits [Member] APCo [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Over-recovery of PJM expenses [Member] I&M [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Over-recovery of PJM expenses [Member] I&M [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Other Regulatory Liabilities Not Yet Being Paid [Member] Regulatory Liabilities Not Yet Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Other Regulatory Liabilities Not Yet Being Paid [Member] Regulatory Liabilities Not Yet Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Other Regulatory Liabilities Being Paid [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Other Regulatory Liabilities Being Paid [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] GridSMART Costs [Member] Regulatory Liabilities Not Yet Being Paid [Member] CSPCo, PSO [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] GridSMART Costs [Member] Regulatory Liabilities Not Yet Being Paid [Member] CSPCo, PSO [Member]	Dec. 31, 2010 Regulatory Liabilities Currently Not Paying a Return [Member] Energy Efficiency/Peak Demand Reduction [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Currently Not Paying a Return [Member] Energy Efficiency/Peak Demand Reduction [Member] Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Pension Costs Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member] Other Postretirement Benefit Plans [Member]	Dec. 31, 2009 Pension Costs Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member] Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 Deferred Fuel Costs Member Regulatory Assets Currently Earning a Return [Member]	Dec. 31, 2009 Deferred Fuel Costs Member Regulatory Assets Currently Earning a Return [Member]	Dec. 31, 2010 Deferred Fuel Costs Member Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member] OPCo [Member]	Dec. 31, 2009 Deferred Fuel Costs Member Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member] OPCo [Member]	Dec. 31, 2010 Deferred Fuel Costs Member Regulatory Assets Currently Not Earning a Return [Member]	Dec. 31, 2009 Deferred Fuel Costs Member Regulatory Assets Currently Not Earning a Return [Member]	Dec. 31, 2010 Customer Choice Deferrals [Member] Regulatory Assets Currently Earning a Return [Member] CSPCo, OPCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Customer Choice Deferrals [Member] Regulatory Assets Currently Earning a Return [Member] CSPCo, OPCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Storm Costs Member Regulatory Assets Currently Earning a Return [Member] PSO [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Storm Costs Member Regulatory Assets Currently Earning a Return [Member] PSO [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Storm Costs Member Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] CSPCo, OPCo, TCC [Member]	Dec. 31, 2009 Storm Costs Member Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] CSPCo, OPCo, TCC [Member]	Dec. 31, 2010 Storm Costs Member Regulatory Assets Currently Not Earning a Return [Member] KPCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Storm Costs Member Regulatory Assets Currently Not Earning a Return [Member] KPCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Storm Costs Member Regulatory Assets Currently Not Earning a Return [Member] KPCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Storm Costs Member Regulatory Assets Currently Not Earning a Return [Member] KPCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Storm Costs Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] APCo, PSO, KGPCo, SWEPCo [Member]	Dec. 31, 2009 Storm Costs Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] APCo, PSO, KGPCo, SWEPCo [Member]	Dec. 31, 2010 Line Extension Carrying Costs [Member] Regulatory Assets Currently Earning a Return [Member] CSPCo, OPCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Line Extension Carrying Costs [Member] Regulatory Assets Currently Earning a Return [Member] CSPCo, OPCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Acquisition of Monongahela Power [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] CSPCo [Member]	Dec. 31, 2009 Acquisition of Monongahela Power [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] CSPCo [Member]	Dec. 31, 2010 Acquisition of Monongahela Power [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] CSPCo [Member]	Dec. 31, 2009 Acquisition of Monongahela Power [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member] CSPCo [Member]	Dec. 31, 2010
Mountaineer Carbon Capture and Storage Product Validation Facility [Member]
Regulatory Assets Currently Not Earning a Return [Member]
APCo [Member]
Regulatory Assets Not Yet Being Recovered [Member]
Dec. 31, 2009
Mountaineer Carbon Capture and Storage Product Validation Facility [Member]
Regulatory Assets Currently Not Earning a Return [Member]
APCo [Member]
Regulatory Assets Not Yet Being Recovered [Member]
																																																																																	Dec. 31, 2010 Deferred Wind Power Costs [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Deferred Wind Power Costs [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Transmission Rate Adjustment Clause [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]		Dec. 31, 2009 Transmission Rate Adjustment Clause [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Transmission Rate Adjustment Clause [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]		Dec. 31, 2009 Transmission Rate Adjustment Clause [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Environmental Rate Adjustment Clause [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Environmental Rate Adjustment Clause [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Special Rate Mechanism for Century Aluminum [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Special Rate Mechanism for Century Aluminum [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Unamortized Loss on Reacquired Debt [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Unamortized Loss on Reacquired Debt [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Economic Development Rider [Member] Regulatory Assets Currently Earning a Return [Member] CSPCo, OPCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Economic Development Rider [Member] Regulatory Assets Currently Earning a Return [Member] CSPCo, OPCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Red Rock Generating Facility [Member] Regulatory Assets Currently Earning a Return [Member] PSO [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Red Rock Generating Facility [Member] Regulatory Assets Currently Earning a Return [Member] PSO [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Deferred Income Tax Charges Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Deferred Income Tax Charges Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Expanded Net Energy Charge [Member] Regulatory Assets Currently Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]		Dec. 31, 2009 Expanded Net Energy Charge [Member] Regulatory Assets Currently Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Expanded Net Energy Charge [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]		Dec. 31, 2009 Expanded Net Energy Charge [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Virginia Environmental and Reliability Costs Recovery [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Virginia Environmental and Reliability Costs Recovery [Member] Regulatory Assets Currently Not Earning a Return [Member] APCo [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Restructuring Transition Costs [Member] Regulatory Assets Currently Not Earning a Return [Member] TCC [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Restructuring Transition Costs [Member] Regulatory Assets Currently Not Earning a Return [Member] TCC [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Postemployment Benefits [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Postemployment Benefits [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Cook Nuclear Plant Refueling Outage Levelization [Member] Regulatory Assets Currently Not Earning a Return [Member] I&M [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Cook Nuclear Plant Refueling Outage Levelization [Member] Regulatory Assets Currently Not Earning a Return [Member] I&M [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Off-system Sales Margin Sharing [Member] Regulatory Assets Currently Not Earning a Return [Member] I&M [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Off-system Sales Margin Sharing [Member] Regulatory Assets Currently Not Earning a Return [Member] I&M [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Vegetation Management [Member] Regulatory Assets Currently Not Earning a Return [Member] PSO [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Vegetation Management [Member] Regulatory Assets Currently Not Earning a Return [Member] PSO [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Asset Retirement Obligation Costs Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member] APCo, I&M [Member]	Dec. 31, 2009 Asset Retirement Obligation Costs Member Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member] APCo, I&M [Member]	Dec. 31, 2010 Other Regulatory Assets Not Yet Being Recovered [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Other Regulatory Assets Not Yet Being Recovered [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Other Regulatory Assets Not Yet Being Recovered [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Other Regulatory Assets Not Yet Being Recovered [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Other Regulatory Assets Being Recovered [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Other Regulatory Assets Being Recovered [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Other Regulatory Assets Being Recovered [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Other Regulatory Assets Being Recovered [Member] Regulatory Assets Currently Not Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Regional Transmission Organization Formation/Integration Costs [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Regional Transmission Organization Formation/Integration Costs [Member] Regulatory Assets Currently Earning a Return [Member] Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Regulatory Assets Being Recovered [Member]	Dec. 31, 2009 Regulatory Assets Being Recovered [Member]	Dec. 31, 2010 Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2009 Regulatory Assets Not Yet Being Recovered [Member]	Dec. 31, 2010 Regulatory Liabilities Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Being Paid [Member]	Dec. 31, 2010 Regulatory Liabilities Not Yet Being Paid [Member]	Dec. 31, 2009 Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory assets
Current Regulatory Asset	$ 81	$ 85																																																			$ 73	$ 85			$ 8	$ 0
Regulatory Assets	4,943	4,595																																																	2,161	2,139			476	341			59	57	38	53	55	49	21	[1]	0	0	[1]	24	45	0	55	43	8	10	4	0	60	111	29	5	19	[2]	0	0	[2]	26	56	25	13	12	93	99	1	12	10	11	1,097	966	361	[3]	0	0	[3]	282	4	76	14	25	51	52	54	22	13	18	13	16	15	16	7	1	4	18	21	23	65	40	21	23	4,548	4,214	395	381
Remaining Recovery Period, current																																																					1				1
Remaining Recovery Period, non current																																																			13										3				5																		2										33		1		46		37		3						3		5		4		3		1		1		10										9
Regulatory Noncurrent Asset End Date For Recovery, Minimum																																																							2
Regulatory Noncurrent Asset End Date For Recovery, Maximum																																																							8
Regulatory liabilities
Regulatory Liability for Over-Recovered Fuel Costs	17	76	16	65																			1	11
Regulatory Liability, Noncurrent	$ 3,171	$ 2,909			$ 2,222	[4]	$ 2,048	[4]	$ 32	$ 41	$ 61	$ 30	$ 2	$ 25	$ 13	$ 11	$ 0	$ 3	$ 2	$ 2	$ 20	$ 0			$ 242	$ 239	$ 354	[5]	$ 281	[5]	$ 60	$ 74	$ 42	[5]	$ 41	[5]	$ 38	$ 38	$ 29	$ 28	$ 12	$ 18	$ 11	$ 10	$ 11	$ 9	$ 10	$ 9	$ 10	$ 2																																																																																					$ 3,130	$ 2,887	$ 41	$ 22
Remaining Refund Period,current			1																				1
Remaining Refund Period, non current									12		10		1		43										76						5						9		9		1								2

[1]	Recovery of regulatory asset was granted during 2010.
[2]	Recovery of regulatory asset through the transmission rate adjustment clause.
[3]	The majority of the balance results from the ENEC phase-in plan and earns a weighted average cost of capital carrying charge.
[4]	Relieved as removal costs are incurred.
[5]	Relieved when plant is decommissioned.

Commitments, Guarantees and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Contractual Commitments
Less than 1 year	$ 2,879,000,000
For 2-3 years	4,173,000,000
For 4-5 years	2,747,000,000
After 5 years	4,819,000,000
Total	14,618,000,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Two credit facilities structured, each	1,500,000,000
Maximum future payments for Letters of Credit	124,000,000
Credit agreement, 3 year	478,000,000
Letters of credit issued by subsidiaries	477,000,000
Guarantees of mine reclamation, amount	65,000,000
Estimated Final Cost Mine Reclamation	58,000,000
Maximum exposure related to Bank of America litigation	1,000,000,000
Deferred Gain and Accrued Litigation Costs	448,000,000		0
Settlement of BOA Litigation	425,000,000
Secure renewable energy capacity (MW)	65
Funds paid for emission reduction, energy efficiency and environmental mitigation projects	2,000,000
Expense recorded due to remediation work			11,000,000
Cost of decommissioning and disposal of radioactive waste minimum	831,000,000
Cost of decommissioning and disposal of radioactive waste maximum	1,500,000,000
Amount recovered in rates for decommissioning costs	14,000,000		16,000,000		27,000,000
Decommissioning trust fund balance, total	1,200,000,000		1,100,000,000
Trust fund assets one time fee obligation for nuclear fuel disposition	307,000,000		306,000,000
Insurance coverage for property damage, decommissioning and decontamination	1,800,000,000
Purchases coverage for property damage, decommissioning and decontamination	1,000,000,000
Contingent financial obligation for mutual insurance	41,000,000
Insurance protection for public liability arising from a nuclear incident	12,600,000,000
Commercially available insurance	375,000,000
Remainder of the liability provided by a deferred premium assessment	117,500,000
Deferred premium assessment annual payment	17,500,000
Assessed amount per nuclear incident	235,000,000
Annual installments	35,000,000
Commercially available insurance for catastrophic nature	375,000,000
Liability coverage under the Price-Anderson Act	12,200,000,000
Estimated Repair of the property damage and rotor replacement cost	395,000,000
Property insurance deductible amount	1,000,000
Recoverable Amount Under the Property insurance policy	46,000,000
Received partial payments for the cost incurred to repair property damage	203,000,000
Insurance recovery recorded in revenues during the outage period			185,000,000
Reduced customer bills for cost of replacement power			78,000,000
Exclusive right to use cushion gas, in billion cubic feet	55
Attorneys' fees to BOA	20,000,000
Payment to BOA after court judgement	346,000,000				346,000,000
Proposed civil penalty for violation of federal reporting requirements	300,000
Litigation Reserve	448,000,000		0
Proposed state civil penalty for violation of reporting requirements	240,000
Payment amount for Fort Wayne lease dispute settlement	39,000,000
Number of years to pay the Fort Wayne lease dispute settlement amount	15
Prior Year Bank of America Litigation			441,000,000
Disposal, assessed fees and related interest	265,000,000	[1]	265,000,000	[1]
Gas sold with Houston Pipeline Company, in Billion Cubic Feet	30
Deferred Gain on the 2005 Sale of Houston Pipeline Company	380,000,000
Sale price of Houston Pipeline Company in 2005	1,000,000,000
Payment to settle BOA litigation	425,000,000
Estimated Construction Expenditures for 2011	2,500,000,000
Estimated Construction Expenditures for 2012	2,600,000,000
Facility A [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Issuance of letter of credit under credit facilities	750,000,000
Facility B [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Issuance of letter of credit under credit facilities	600,000,000
SWEPCo [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Total amount collected through a rider for final mine closure and reclamation costs	49,000,000
Amount Collected, Rider Mine Close Other Current Liabilities	2,000,000
Amount Collected, Rider Mine Close Other Liabilities Noncurrent	25,000,000
Amount Collected, Rider Mine Close Aro Noncurrent	22,000,000
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	2,810,000,000	[2]
For 2-3 years	3,974,000,000	[2]
For 4-5 years	2,543,000,000	[2]
After 5 years	3,718,000,000	[2]
Total	13,045,000,000	[2]
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	69,000,000	[3]
For 2-3 years	199,000,000	[3]
For 4-5 years	204,000,000	[3]
After 5 years	1,101,000,000	[3]
Total	1,573,000,000	[3]
From [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Amount required for relocation of the village	95,000,000
To [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Amount required for relocation of the village	$ 400,000,000

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6)
[2]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[3]	Represents contractual commitments for energy and capacity purchase contracts.

Acquisitions Dispositions and Discontinued Operations (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Results of operations of discontinued operations
Earnings, Net of Tax	$ 0	$ 0	$ 12
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Number of ICE shares sold	138,000
Gain recognized on sale of ICE shares	16
Gain recognized on sale of ICE shares, Net of Tax	10
AEP River Operation's Cost to Purchase Barging Assets			35
Utility Operations [Member] | TNC [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission facilities sold to ETT	73	2
Utility Operations [Member] | TCC [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission facilities sold to ETT	66	93
Cleco Power LLC [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Percentage Membership Interest Purchased by Cleco		50.00%
Cleco's Cost to Purchase 50% of Oxbow Mine Lignite Reserves		13
Utility Operations [Member] | SWEPCo [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Estimated Cost to Purchase Transmission and Distribution Assets of VEMCO	102
Percentage Membership Interest Purchased by SWEPCo		50.00%
Dolet Hill's Cost to Purchase Red River Mining Equipment and Assets		16
SWEPCo's Cost to Purchase 50% of Oxbow Mine Lignite Reserves		13
Utility Operations [Member]
Results of operations of discontinued operations
Earnings, Net of Tax			0
U.K. Generation [Member]
Results of operations of discontinued operations
Revenue	0	0	2	[1]
Pretax Income	0	0	2	[1]
Earnings, Net of Tax	$ 0	$ 0	$ 12	[1]

[1]	The 2008 amounts relate primarily to favorable income tax reserve adjustments.

Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Benefit Plans (Textuals) [Abstract]
Rate Of Compensation Increase Ranging From	3.50%
Rate Of Compensation Increase Ranging To	11.50%
Cost of Company Matching Contributions	$ 61		$ 74		$ 71
Matching contributions provided, Percentage	100.00%				75.00%
Second matching contributions provided, Percentage	70.00%
Eligible compensation contribution by employee	1.00%				6.00%
Second eligible compensation contribution by employee	5.00%
Defined Contribution Plan Cost Recognized	61		74		71
Net Of Tax AOCI [Member] | Pension Plans [Member]
Recorded as
Total	244		233
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Total Estimated 2011 Amortization	15
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	15
Net Of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total	152		138
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Total Estimated 2011 Amortization	9
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	9
Deferred Income Taxes [Member] | Pension Plans [Member]
Recorded as
Total	132		125
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Total Estimated 2011 Amortization	8
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	8
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total	81		74
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Total Estimated 2011 Amortization	5
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	5
Regulatory Assets [Member] | Pension Plans [Member]
Recorded as
Total	1,764		1,750
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Total Estimated 2011 Amortization	99
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	99
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total	388		380
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Total Estimated 2011 Amortization	19
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	19
Equities[ Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,865		1,626
Fair Value of Plan Assets at December 31	1,865		1,626
Pension and Other Postretirement Plans' Assets
Asset Class	1,865		1,626
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1,865		1,626
Actual Return on Plan Assets
Fair Value of Plan Assets	1,865		1,626
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,865		1,626
Equities[ Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	804		718
Fair Value of Plan Assets at December 31	804		718
Pension and Other Postretirement Plans' Assets
Asset Class	804		718
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	804		718
Actual Return on Plan Assets
Fair Value of Plan Assets	804		718
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	804		718
Equities[ Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	165		161
Fair Value of Plan Assets at December 31	165		161
Pension and Other Postretirement Plans' Assets
Asset Class	165		161
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	165		161
Actual Return on Plan Assets
Fair Value of Plan Assets	165		161
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	165		161
Equities[ Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	115		93
Fair Value of Plan Assets at December 31	115		93
Pension and Other Postretirement Plans' Assets
Asset Class	115		93
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	115		93
Actual Return on Plan Assets
Fair Value of Plan Assets	115		93
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	115		93
Equities[ Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities[ Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities[ Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities[ Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities[ Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	2,030		1,787
Fair Value of Plan Assets at December 31	2,030		1,787
Pension and Other Postretirement Plans' Assets
Asset Class	2,030		1,787
Year End Allocation
Total	52.60%		52.50%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	2,030		1,787
Actual Return on Plan Assets
Fair Value of Plan Assets	2,030		1,787
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2,030		1,787
Equities[ Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	919		811
Fair Value of Plan Assets at December 31	919		811
Pension and Other Postretirement Plans' Assets
Asset Class	919		811
Year End Allocation
Total	63.00%		62.00%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	919		811
Actual Return on Plan Assets
Fair Value of Plan Assets	919		811
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	919		811
Domestic [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,350		1,219
Fair Value of Plan Assets at December 31	1,350		1,219
Pension and Other Postretirement Plans' Assets
Asset Class	1,350		1,219
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1,350		1,219
Actual Return on Plan Assets
Fair Value of Plan Assets	1,350		1,219
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,350		1,219
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	584		343
Fair Value of Plan Assets at December 31	584		343
Pension and Other Postretirement Plans' Assets
Asset Class	584		343
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	584		343
Actual Return on Plan Assets
Fair Value of Plan Assets	584		343
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	584		343
Domestic [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	2		0
Fair Value of Plan Assets at December 31	2		0
Pension and Other Postretirement Plans' Assets
Asset Class	2		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	2		0
Actual Return on Plan Assets
Fair Value of Plan Assets	2		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,352		1,219
Fair Value of Plan Assets at December 31	1,352		1,219
Pension and Other Postretirement Plans' Assets
Asset Class	1,352		1,219
Year End Allocation
Total	35.10%		35.80%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1,352		1,219
Actual Return on Plan Assets
Fair Value of Plan Assets	1,352		1,219
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,352		1,219
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	584		343
Fair Value of Plan Assets at December 31	584		343
Pension and Other Postretirement Plans' Assets
Asset Class	584		343
Year End Allocation
Total	40.00%		26.20%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	584		343
Actual Return on Plan Assets
Fair Value of Plan Assets	584		343
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	584		343
International [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	403		320
Fair Value of Plan Assets at December 31	403		320
Pension and Other Postretirement Plans' Assets
Asset Class	403		320
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	403		320
Actual Return on Plan Assets
Fair Value of Plan Assets	403		320
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	403		320
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	220		375
Fair Value of Plan Assets at December 31	220		375
Pension and Other Postretirement Plans' Assets
Asset Class	220		375
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	220		375
Actual Return on Plan Assets
Fair Value of Plan Assets	220		375
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	220		375
International [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	403		320
Fair Value of Plan Assets at December 31	403		320
Pension and Other Postretirement Plans' Assets
Asset Class	403		320
Year End Allocation
Total	10.40%		9.40%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	403		320
Actual Return on Plan Assets
Fair Value of Plan Assets	403		320
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	403		320
International [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	220		375
Fair Value of Plan Assets at December 31	220		375
Pension and Other Postretirement Plans' Assets
Asset Class	220		375
Year End Allocation
Total	15.10%		28.70%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	220		375
Actual Return on Plan Assets
Fair Value of Plan Assets	220		375
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	220		375
Real Estate Investment [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	112		87
Fair Value of Plan Assets at December 31	112		87
Pension and Other Postretirement Plans' Assets
Asset Class	112		87
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	112		87
Actual Return on Plan Assets
Fair Value of Plan Assets	112		87
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	112		87
Real Estate Investment [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	112		87
Fair Value of Plan Assets at December 31	112		87
Pension and Other Postretirement Plans' Assets
Asset Class	112		87
Year End Allocation
Total	2.90%		2.60%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	112		87
Actual Return on Plan Assets
Fair Value of Plan Assets	112		87
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	112		87
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	163		161
Fair Value of Plan Assets at December 31	163		161
Pension and Other Postretirement Plans' Assets
Asset Class	163		161
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	163		161
Actual Return on Plan Assets
Fair Value of Plan Assets	163		161
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		161
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	163		161
Fair Value of Plan Assets at December 31	163		161
Pension and Other Postretirement Plans' Assets
Asset Class	163		161
Year End Allocation
Total	4.20%		4.70%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	163		161
Actual Return on Plan Assets
Fair Value of Plan Assets	163		161
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		161
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	115		93
Fair Value of Plan Assets at December 31	115		93
Pension and Other Postretirement Plans' Assets
Asset Class	115		93
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	115		93
Actual Return on Plan Assets
Fair Value of Plan Assets	115		93
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	115		93
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	115		93
Fair Value of Plan Assets at December 31	115		93
Pension and Other Postretirement Plans' Assets
Asset Class	115		93
Year End Allocation
Total	7.90%		7.10%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	115		93
Actual Return on Plan Assets
Fair Value of Plan Assets	115		93
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	115		93
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,507		1,297
Fair Value of Plan Assets at December 31	1,507		1,297
Pension and Other Postretirement Plans' Assets
Asset Class	1,507		1,297
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1,507		1,297
Actual Return on Plan Assets
Fair Value of Plan Assets	1,507		1,297
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,507		1,297
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	280		261
Fair Value of Plan Assets at December 31	280		261
Pension and Other Postretirement Plans' Assets
Asset Class	280		261
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	280		261
Actual Return on Plan Assets
Fair Value of Plan Assets	280		261
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	280		261
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,507		1,297
Fair Value of Plan Assets at December 31	1,507		1,297
Pension and Other Postretirement Plans' Assets
Asset Class	1,507		1,297
Year End Allocation
Total	39.00%		38.10%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1,507		1,297
Actual Return on Plan Assets
Fair Value of Plan Assets	1,507		1,297
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,507		1,297
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	280		261
Fair Value of Plan Assets at December 31	280		261
Pension and Other Postretirement Plans' Assets
Asset Class	280		261
Year End Allocation
Total	19.20%		20.00%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	280		261
Actual Return on Plan Assets
Fair Value of Plan Assets	280		261
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	280		261
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	634		233
Fair Value of Plan Assets at December 31	634		233
Pension and Other Postretirement Plans' Assets
Asset Class	634		233
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	634		233
Actual Return on Plan Assets
Fair Value of Plan Assets	634		233
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	634		233
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	93		42
Fair Value of Plan Assets at December 31	93		42
Pension and Other Postretirement Plans' Assets
Asset Class	93		42
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	93		42
Actual Return on Plan Assets
Fair Value of Plan Assets	93		42
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	93		42
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	634		233
Fair Value of Plan Assets at December 31	634		233
Pension and Other Postretirement Plans' Assets
Asset Class	634		233
Year End Allocation
Total	16.40%		6.90%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	634		233
Actual Return on Plan Assets
Fair Value of Plan Assets	634		233
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	634		233
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	93		42
Fair Value of Plan Assets at December 31	93		42
Pension and Other Postretirement Plans' Assets
Asset Class	93		42
Year End Allocation
Total	6.40%		3.20%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	93		42
Actual Return on Plan Assets
Fair Value of Plan Assets	93		42
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	93		42
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	672		831
Fair Value of Plan Assets at December 31	672		831
Pension and Other Postretirement Plans' Assets
Asset Class	672		831
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	672		831
Actual Return on Plan Assets
Fair Value of Plan Assets	672		831
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	672		831
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	110		141
Fair Value of Plan Assets at December 31	110		141
Pension and Other Postretirement Plans' Assets
Asset Class	110		141
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	110		141
Actual Return on Plan Assets
Fair Value of Plan Assets	110		141
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	110		141
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	672		831
Fair Value of Plan Assets at December 31	672		831
Pension and Other Postretirement Plans' Assets
Asset Class	672		831
Year End Allocation
Total	17.40%		24.40%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	672		831
Actual Return on Plan Assets
Fair Value of Plan Assets	672		831
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	672		831
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	110		141
Fair Value of Plan Assets at December 31	110		141
Pension and Other Postretirement Plans' Assets
Asset Class	110		141
Year End Allocation
Total	7.50%		10.80%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	110		141
Actual Return on Plan Assets
Fair Value of Plan Assets	110		141
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	110		141
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	127		171
Fair Value of Plan Assets at December 31	127		171
Pension and Other Postretirement Plans' Assets
Asset Class	127		171
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	127		171
Actual Return on Plan Assets
Fair Value of Plan Assets	127		171
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	127		171
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	25		32
Fair Value of Plan Assets at December 31	25		32
Pension and Other Postretirement Plans' Assets
Asset Class	25		32
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	25		32
Actual Return on Plan Assets
Fair Value of Plan Assets	25		32
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	25		32
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	127		171
Fair Value of Plan Assets at December 31	127		171
Pension and Other Postretirement Plans' Assets
Asset Class	127		171
Year End Allocation
Total	3.30%		5.00%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	127		171
Actual Return on Plan Assets
Fair Value of Plan Assets	127		171
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	127		171
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	25		32
Fair Value of Plan Assets at December 31	25		32
Pension and Other Postretirement Plans' Assets
Asset Class	25		32
Year End Allocation
Total	1.70%		2.40%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	25		32
Actual Return on Plan Assets
Fair Value of Plan Assets	25		32
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	25		32
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	23		35
Fair Value of Plan Assets at December 31	23		35
Pension and Other Postretirement Plans' Assets
Asset Class	23		35
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	23		35
Actual Return on Plan Assets
Fair Value of Plan Assets	23		35
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	23		35
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	3		6
Fair Value of Plan Assets at December 31	3		6
Pension and Other Postretirement Plans' Assets
Asset Class	3		6
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	3		6
Actual Return on Plan Assets
Fair Value of Plan Assets	3		6
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	3		6
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	23		35
Fair Value of Plan Assets at December 31	23		35
Pension and Other Postretirement Plans' Assets
Asset Class	23		35
Year End Allocation
Total	0.60%		1.00%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	23		35
Actual Return on Plan Assets
Fair Value of Plan Assets	23		35
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	23		35
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	3		6
Fair Value of Plan Assets at December 31	3		6
Pension and Other Postretirement Plans' Assets
Asset Class	3		6
Year End Allocation
Total	0.20%		0.50%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	3		6
Actual Return on Plan Assets
Fair Value of Plan Assets	3		6
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	3		6
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	51		27
Fair Value of Plan Assets at December 31	51		27
Pension and Other Postretirement Plans' Assets
Asset Class	51		27
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	51		27
Actual Return on Plan Assets
Fair Value of Plan Assets	51		27
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	51		27
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1		2
Fair Value of Plan Assets at December 31	1		2
Pension and Other Postretirement Plans' Assets
Asset Class	1		2
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1		2
Actual Return on Plan Assets
Fair Value of Plan Assets	1		2
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1		2
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	51		27
Fair Value of Plan Assets at December 31	51		27
Pension and Other Postretirement Plans' Assets
Asset Class	51		27
Year End Allocation
Total	1.30%		0.80%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	51		27
Actual Return on Plan Assets
Fair Value of Plan Assets	51		27
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	51		27
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1		2
Fair Value of Plan Assets at December 31	1		2
Pension and Other Postretirement Plans' Assets
Asset Class	1		2
Year End Allocation
Total	0.10%		0.20%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1		2
Actual Return on Plan Assets
Fair Value of Plan Assets	1		2
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1		2
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	48		38
Fair Value of Plan Assets at December 31	48		38
Pension and Other Postretirement Plans' Assets
Asset Class	48		38
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	48		38
Actual Return on Plan Assets
Fair Value of Plan Assets	48		38
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	48		38
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	48		38
Fair Value of Plan Assets at December 31	48		38
Pension and Other Postretirement Plans' Assets
Asset Class	48		38
Year End Allocation
Total	3.30%		2.90%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	48		38
Actual Return on Plan Assets
Fair Value of Plan Assets	48		38
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	48		38
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	106		106
Fair Value of Plan Assets at December 31	130		106
Pension and Other Postretirement Plans' Assets
Asset Class	130		106
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	130		106
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	4		(14)
Relating to Assets Sold During the Period	1		1
Purchases and Sales	19		13
Transfers in and/or out of Level 3	0		0
Fair Value of Plan Assets	130		106
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	130		106
Alternative Investments [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	130		106
Fair Value of Plan Assets at December 31	130		106
Pension and Other Postretirement Plans' Assets
Asset Class	130		106
Year End Allocation
Total	3.40%		3.10%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	130		106
Actual Return on Plan Assets
Fair Value of Plan Assets	130		106
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	130		106
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	254		173
Fair Value of Plan Assets at December 31	254		173
Pension and Other Postretirement Plans' Assets
Asset Class	254		173
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	254		173
Actual Return on Plan Assets
Fair Value of Plan Assets	254		173
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	254		173
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	254		173
Fair Value of Plan Assets at December 31	254		173
Pension and Other Postretirement Plans' Assets
Asset Class	254		173
Year End Allocation
Total	6.60%		5.10%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	254		173
Actual Return on Plan Assets
Fair Value of Plan Assets	254		173
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	254		173
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[1]	0	[1]
Fair Value of Plan Assets at December 31	0	[1]	0	[1]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[1]	0	[1]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[1]	0	[1]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[1]	0	[1]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[1]	0	[1]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[1]	0	[1]
Fair Value of Plan Assets at December 31	0	[1]	0	[1]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[1]	0	[1]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[1]	0	[1]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[1]	0	[1]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[1]	0	[1]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[1]	0	[1]
Fair Value of Plan Assets at December 31	0	[1]	0	[1]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[1]	0	[1]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[1]	0	[1]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[1]	0	[1]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[1]	0	[1]
Securities Lending Collateral [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	(276)	[1]	(196)	[1]
Fair Value of Plan Assets at December 31	(276)	[1]	(196)	[1]
Pension and Other Postretirement Plans' Assets
Asset Class	(276)	[1]	(196)	[1]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	(276)	[1]	(196)	[1]
Actual Return on Plan Assets
Fair Value of Plan Assets	(276)	[1]	(196)	[1]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(276)	[1]	(196)	[1]
Securities Lending Collateral [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	(276)	[1]	(196)	[1]
Fair Value of Plan Assets at December 31	(276)	[1]	(196)	[1]
Pension and Other Postretirement Plans' Assets
Asset Class	(276)	[1]	(196)	[1]
Year End Allocation
Total	(7.10%)	[1]	(5.80%)	[1]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	(276)	[1]	(196)	[1]
Actual Return on Plan Assets
Fair Value of Plan Assets	(276)	[1]	(196)	[1]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(276)	[1]	(196)	[1]
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[2]	0	[2]
Fair Value of Plan Assets at December 31	0	[2]	0	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[2]	0	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[2]	0	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[2]	0	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[2]	0	[2]
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	21	[2]	7	[2]
Fair Value of Plan Assets at December 31	21	[2]	7	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	21	[2]	7	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	21	[2]	7	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	21	[2]	7	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	21	[2]	7	[2]
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	127	[2]	116	[2]
Fair Value of Plan Assets at December 31	127	[2]	116	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	127	[2]	116	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	127	[2]	116	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	127	[2]	116	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	127	[2]	116	[2]
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	25	[2]	14	[2]
Fair Value of Plan Assets at December 31	25	[2]	14	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	25	[2]	14	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	25	[2]	14	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	25	[2]	14	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	25	[2]	14	[2]
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[2]	0	[2]
Fair Value of Plan Assets at December 31	0	[2]	0	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[2]	0	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[2]	0	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[2]	0	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[2]	0	[2]
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[2]	0	[2]
Fair Value of Plan Assets at December 31	0	[2]	0	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[2]	0	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[2]	0	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[2]	0	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[2]	0	[2]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	2	[2]	4	[2]
Fair Value of Plan Assets at December 31	2	[2]	4	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	2	[2]	4	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	2	[2]	4	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	2	[2]	4	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2	[2]	4	[2]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1	[2]	1	[2]
Fair Value of Plan Assets at December 31	1	[2]	1	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	1	[2]	1	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1	[2]	1	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	1	[2]	1	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1	[2]	1	[2]
Cash and Cash Equivalents [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	129	[2]	120	[2]
Fair Value of Plan Assets at December 31	129	[2]	120	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	129	[2]	120	[2]
Year End Allocation
Total	3.30%	[2]	3.50%	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	129	[2]	120	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	129	[2]	120	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	129	[2]	120	[2]
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	47	[2]	22	[2]
Fair Value of Plan Assets at December 31	47	[2]	22	[2]
Pension and Other Postretirement Plans' Assets
Asset Class	47	[2]	22	[2]
Year End Allocation
Total	3.20%	[2]	1.70%	[2]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	47	[2]	22	[2]
Actual Return on Plan Assets
Fair Value of Plan Assets	47	[2]	22	[2]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	47	[2]	22	[2]
Other Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[3]	0	[3]
Fair Value of Plan Assets at December 31	0	[3]	0	[3]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[3]	0	[3]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[3]	0	[3]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[3]	0	[3]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[3]	0	[3]
Other Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[4]	0	[4]
Fair Value of Plan Assets at December 31	0	[4]	0	[4]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[4]	0	[4]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[4]	0	[4]
Other Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[3]	0	[3]
Fair Value of Plan Assets at December 31	0	[3]	0	[3]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[3]	0	[3]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[3]	0	[3]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[3]	0	[3]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[3]	0	[3]
Other Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[4]	0	[4]
Fair Value of Plan Assets at December 31	0	[4]	0	[4]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[4]	0	[4]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[4]	0	[4]
Other Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[3]	0	[3]
Fair Value of Plan Assets at December 31	0	[3]	0	[3]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[3]	0	[3]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[3]	0	[3]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[3]	0	[3]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[3]	0	[3]
Other Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0	[4]	0	[4]
Fair Value of Plan Assets at December 31	0	[4]	0	[4]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[4]	0	[4]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[4]	0	[4]
Other Pending Transactions and Accrued Income [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1	[3]	26	[3]
Fair Value of Plan Assets at December 31	1	[3]	26	[3]
Pension and Other Postretirement Plans' Assets
Asset Class	1	[3]	26	[3]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1	[3]	26	[3]
Actual Return on Plan Assets
Fair Value of Plan Assets	1	[3]	26	[3]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1	[3]	26	[3]
Other Pending Transactions and Accrued Income [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	3	[4]	8	[4]
Fair Value of Plan Assets at December 31	3	[4]	8	[4]
Pension and Other Postretirement Plans' Assets
Asset Class	3	[4]	8	[4]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	3	[4]	8	[4]
Actual Return on Plan Assets
Fair Value of Plan Assets	3	[4]	8	[4]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	3	[4]	8	[4]
Other Pending Transactions and Accrued Income [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1	[3]	26	[3]
Fair Value of Plan Assets at December 31	1	[3]	26	[3]
Pension and Other Postretirement Plans' Assets
Asset Class	1	[3]	26	[3]
Year End Allocation
Total	0.00%	[3]	0.80%	[3]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1	[3]	26	[3]
Actual Return on Plan Assets
Fair Value of Plan Assets	1	[3]	26	[3]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1	[3]	26	[3]
Other Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	3	[4]	8	[4]
Fair Value of Plan Assets at December 31	3	[4]	8	[4]
Pension and Other Postretirement Plans' Assets
Asset Class	3	[4]	8	[4]
Year End Allocation
Total	0.20%	[4]	0.60%	[4]
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	3	[4]	8	[4]
Actual Return on Plan Assets
Fair Value of Plan Assets	3	[4]	8	[4]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	3	[4]	8	[4]
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	90		137
Fair Value of Plan Assets at December 31	83		90
Pension and Other Postretirement Plans' Assets
Asset Class	83		90
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	83		90
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(7)		(47)
Relating to Assets Sold During the Period	0		0
Purchases and Sales	0		0
Transfers in and/or out of Level 3	0		0
Fair Value of Plan Assets	83		90
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	83		90
Real Estate [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	83		90
Fair Value of Plan Assets at December 31	83		90
Pension and Other Postretirement Plans' Assets
Asset Class	83		90
Year End Allocation
Total	2.20%		2.70%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	83		90
Actual Return on Plan Assets
Fair Value of Plan Assets	83		90
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	83		90
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	49		75
Fair Value of Plan Assets at December 31	49		75
Pension and Other Postretirement Plans' Assets
Asset Class	49		75
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	49		75
Actual Return on Plan Assets
Fair Value of Plan Assets	49		75
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	49		75
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International Equities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	49		75
Fair Value of Plan Assets at December 31	49		75
Pension and Other Postretirement Plans' Assets
Asset Class	49		75
Year End Allocation
Total	3.30%		5.70%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	49		75
Actual Return on Plan Assets
Fair Value of Plan Assets	49		75
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	49		75
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	163		131
Fair Value of Plan Assets at December 31	163		131
Pension and Other Postretirement Plans' Assets
Asset Class	163		131
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	163		131
Actual Return on Plan Assets
Fair Value of Plan Assets	163		131
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		131
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	163		131
Fair Value of Plan Assets at December 31	163		131
Pension and Other Postretirement Plans' Assets
Asset Class	163		131
Year End Allocation
Total	11.10%		10.00%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	163		131
Actual Return on Plan Assets
Fair Value of Plan Assets	163		131
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		131
Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,865		1,626
Fair Value of Plan Assets at December 31	1,865		1,626
Pension and Other Postretirement Plans' Assets
Asset Class	1,865		1,626
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1,865		1,626
Actual Return on Plan Assets
Fair Value of Plan Assets	1,865		1,626
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,865		1,626
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	825		725
Fair Value of Plan Assets at December 31	825		725
Pension and Other Postretirement Plans' Assets
Asset Class	825		725
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	825		725
Actual Return on Plan Assets
Fair Value of Plan Assets	825		725
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	825		725
Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	2,053		1,747
Fair Value of Plan Assets at December 31	2,053		1,747
Pension and Other Postretirement Plans' Assets
Asset Class	2,053		1,747
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	2,053		1,747
Actual Return on Plan Assets
Fair Value of Plan Assets	2,053		1,747
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2,053		1,747
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	632		574
Fair Value of Plan Assets at December 31	632		574
Pension and Other Postretirement Plans' Assets
Asset Class	632		574
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	632		574
Actual Return on Plan Assets
Fair Value of Plan Assets	632		574
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	632		574
Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	196		243
Fair Value of Plan Assets at December 31	213		196
Pension and Other Postretirement Plans' Assets
Asset Class	213		196
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	213		196
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(3)		(61)
Relating to Assets Sold During the Period	1		1
Purchases and Sales	19		13
Transfers in and/or out of Level 3	0		0
Fair Value of Plan Assets	213		196
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	213		196
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0		0
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	(273)		(166)
Fair Value of Plan Assets at December 31	(273)		(166)
Pension and Other Postretirement Plans' Assets
Asset Class	(273)		(166)
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	(273)		(166)
Actual Return on Plan Assets
Fair Value of Plan Assets	(273)		(166)
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(273)		(166)
Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	4		9
Fair Value of Plan Assets at December 31	4		9
Pension and Other Postretirement Plans' Assets
Asset Class	4		9
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	4		9
Actual Return on Plan Assets
Fair Value of Plan Assets	4		9
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	4		9
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	80		90
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	80		90
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,659		4,539
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,659		4,539
Pension Payments [Member] | Pension Plans [Member]
Estimated Future Benefit Payments and Contributions
2011	314
2012	320
2013	325
2014	333
2015	342
Years 2016 to 2020, in Total	1,811
Pension Plans [Member]
Change in Benefit Obligation
Benefit Obligation at January 1	4,701		4,301
Service Cost	111		104		100
Interest Cost	253		254		249
Actuarial Loss	222		290
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(480)		(248)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation at December 31	4,807		4,701		4,301
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	3,403		3,161
Actual Gain on Plan Assets	420		482
Company Contributions	515		8
Participant Contributions	0		0
Benefit Payments	(480)		(248)
Fair Value of Plan Assets at December 31	3,858		3,403		3,161
Underfunded Status at December 31	(949)		(1,298)
Actuarial Assumptions for Benefit Obligations
Discount Rate	5.05%		5.60%
Rate of Compensation Increase	4.95%	[5]	4.60%	[5]
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(8)		(10)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(941)		(1,288)
Underfunded Status	(949)		(1,298)
Components
Net Actuarial Loss	2,129		2,096
Prior Service Cost	11		12
Transition Obligation	0
Components of change in amounts included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	121		130
Prior Service Credit	0		0
Amortization of Actuarial Loss	(89)		(59)
Amortization of Prior Service Credit	0		0
Amortization of Transition Obligation	0		0
Change for the Year	32		71
Pension and Other Postretirement Plans' Assets
Asset Class	3,858		3,403		3,161
Year End Allocation
Total	100.00%		100.00%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	3,858		3,403		3,161
Actual Return on Plan Assets
Fair Value of Plan Assets	3,858		3,403		3,161
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,739		4,629
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	4,807		4,701		4,301
Accumulated Benefit Obligation	4,739		4,629
Fair Value of Plan Assets	3,858		3,403		3,161
Underfunded Accumulated Benefit Obligation	(881)		(1,226)
Components of Net Periodic Benefit Cost
Service Cost	111		104		100
Interest Cost	253		254		249
Expected Return on Plan Assets	(312)		(321)		(336)
Amortization of Transition Obligation	0		0		0
Amortization of Prior Service Cost	0		0		1
Amortization of Net Actuarial Loss	89		59		37
Net Periodic Benefit Cost	141		96		51
Capitalized Portion	(44)		(30)		(16)
Net Periodic Benefit Cost Recognized as Expense	97		66		35
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Net Actuarial Loss	121
Prior Service Cost (Credit)	1
Transition Obligation	0
Total Estimated 2011 Amortization	122
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	122
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	5.60%		6.00%		6.00%
Expected Return on Plan Assets	8.00%		8.00%		8.00%
Rate of Compensation Increase	4.60%		5.90%		5.90%
Benefit Plans (Textuals) [Abstract]
Average Rate of Compensation Increase	4.95%	[5]	4.60%	[5]
Expected Contributions and Payments During 2011	158
Medicare Subsidy Receipts [Member] | Other Postretirement Benefit Plans [Member]
Estimated Future Benefit Payments and Contributions
2011	11
2012	12
2013	13
2014	14
2015	15
Years 2016 to 2020, in Total	95
Benefit Payments [Member] | Other Postretirement Benefit Plans [Member]
Estimated Future Benefit Payments and Contributions
2011	143
2012	148
2013	153
2014	160
2015	166
Years 2016 to 2020, in Total	931
Other Postretirement Benefit Plans [Member]
Change in Benefit Obligation
Benefit Obligation at January 1	1,941		1,843
Service Cost	47		42		42
Interest Cost	113		110		113
Actuarial Loss	164		32
Plan Amendment Prior Service Credit	(36)		0
Benefit Payments	(142)		(120)
Participant Contributions	29		25
Medicare Subsidy	9		9
Benefit Obligation at December 31	2,125		1,941		1,843
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,308		1,018
Actual Gain on Plan Assets	149		235
Company Contributions	117		150
Participant Contributions	29		25
Benefit Payments	(142)		(120)
Fair Value of Plan Assets at December 31	1,461		1,308		1,018
Underfunded Status at December 31	(664)		(633)
Actuarial Assumptions for Benefit Obligations
Discount Rate	5.25%		5.85%
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(4)		(4)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(660)		(629)
Underfunded Status	(664)		(633)
Components
Net Actuarial Loss	638		546
Prior Service Cost	(20)		3
Transition Obligation	3		43
Components of change in amounts included in AOCI and Regulatory Assets
Actuarial Loss (Gain) During the Year	121		(127)
Prior Service Credit	(36)		0
Amortization of Actuarial Loss	(29)		(42)
Amortization of Prior Service Credit	0		0
Amortization of Transition Obligation	(27)		(27)
Change for the Year	29		(196)
Pension and Other Postretirement Plans' Assets
Asset Class	1,461		1,308		1,018
Year End Allocation
Total	100.00%		100.00%
Reconciliation of changes in fair value of real estate and alternative investments classified as Level 3 in fair value hierarchy for the pension assets
Balance as of January 1	1,461		1,308		1,018
Actual Return on Plan Assets
Fair Value of Plan Assets	1,461		1,308		1,018
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2,125		1,941		1,843
Fair Value of Plan Assets	1,461		1,308		1,018
Components of Net Periodic Benefit Cost
Service Cost	47		42		42
Interest Cost	113		110		113
Expected Return on Plan Assets	(105)		(80)		(111)
Amortization of Transition Obligation	27		27		27
Amortization of Prior Service Cost	0		0		0
Amortization of Net Actuarial Loss	29		42		9
Net Periodic Benefit Cost	111		141		80
Capitalized Portion	(35)		(44)		(25)
Net Periodic Benefit Cost Recognized as Expense	76		97		55
Estimated amounts expected to be amortized to net periodic benefit costs in 2011
Net Actuarial Loss	33
Prior Service Cost (Credit)	(2)
Transition Obligation	2
Total Estimated 2011 Amortization	33
Expected to be Recorded as
Expected Amount to be amortized to net periodic benefit costs	33
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	5.85%		6.10%		6.20%
Expected Return on Plan Assets	8.00%		7.75%		8.00%
Health Care Trend Rates
Initial	8.00%		6.50%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2016		2012
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	22
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	255
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(18)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(209)
Benefit Plans (Textuals) [Abstract]
Expected Contributions and Payments During 2011	$ 86

[1]	Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
[2]	Amounts in "Other" column primarily represent foreign currency holdings.
[3]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[4]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement
[5]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009		Sep. 30, 2009	Jun. 30, 2009		Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues from:
External Customers													$ 14,427		$ 13,489		$ 14,440
Other Operating Segments													0		0		0
TOTAL REVENUES	3,434		4,064	3,360		3,569	3,282		3,547	3,202		3,458	14,427		13,489		14,440
Depreciation and Amortization													1,641		1,597		1,483
Interest Income													21		11		56
Interest Expense													999		973		957
Income Tax Expense (Credit)													643		575		642
Income (Loss) Before Discontinued Operations and Extraordinary Loss													1,218		1,370		1,376
Discontinued Operations, Net of Tax													0		0		12
EXTRAORDINARY LOSS, NET OF TAX							0		0	(5)	[1]	0	0		(5)		0
Net Income	178	[2]	557	137	[3]	346	239		446	317		363	1,218		1,365		1,388
Gross Property Additions													2,500		2,896		3,960
Balance Sheet Information
Total Property, Plant and Equipment	53,740						51,684						53,740		51,684
Accumulated Depreciation and Amortization	18,066						17,340						18,066		17,340
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	35,674						34,344						35,674		34,344
Total Assets	50,455						48,348						50,455		48,348
Investments in Equity Method Investees	160						88						160		88
Business Segments (Textuals) [Abstract]
Annual transportation of coal and dry bulk commodities (appraoximately) (in tons)													39,000,000
Transportation of agricultural products (approximately)													46.00%
Transportation of Coal													25.00%
Transportation of Steel													11.00%
Transportation of Other Commodities													18.00%
Cash settlement ( $164 million, net of tax) included in net Income																	255
Cash settlement included in net income, net of tax																	164
Construction expenditures included in gross property additions for All Other																	8
Elimination from All Other due to transfer of turbines																	37
Addition to Utility Operations due to transfer of turbines																	37
Utility Operations segment's related net sales (purchases) for the certain existing ERCOT energy marketing contracts with AEPEP in Revenues from Other Operating Segments															(5)		122
Generation and Marketing [Member] | Nonutility Operations [Member]
Revenues from:
External Customers													173		281		485
Other Operating Segments													0		5		(122)
TOTAL REVENUES													173		286		363
Depreciation and Amortization													30		29		28
Interest Income													2		0		1
Interest Expense													20		21		22
Income Tax Expense (Credit)													(20)		0		17
Income (Loss) Before Discontinued Operations and Extraordinary Loss															41		65
Discontinued Operations, Net of Tax																	0
EXTRAORDINARY LOSS, NET OF TAX															0
Net Income													25		41		65
Gross Property Additions													1		1		2
Balance Sheet Information
Total Property, Plant and Equipment	584						571						584		571
Accumulated Depreciation and Amortization	198						168						198		168
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	386						403						386		403
Total Assets	881						779						881		779
Investments in Equity Method Investees	0						0						0		0
AEP River Operations [Member] | Nonutility Operations [Member]
Revenues from:
External Customers													566		490		616
Other Operating Segments													22		18		30
TOTAL REVENUES													588		508		646
Depreciation and Amortization													24		17		14
Interest Income													0		0		0
Interest Expense													14		5		5
Income Tax Expense (Credit)													19		23		26
Income (Loss) Before Discontinued Operations and Extraordinary Loss															47		55
Discontinued Operations, Net of Tax																	0
EXTRAORDINARY LOSS, NET OF TAX															0
Net Income													37		47		55
Gross Property Additions													23		81		116
Balance Sheet Information
Total Property, Plant and Equipment	574						436						574		436
Accumulated Depreciation and Amortization	110						88						110		88
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	464						348						464		348
Total Assets	621						495						621		495
Investments in Equity Method Investees	3						4						3		4
Utility Operations [Member]
Revenues from:
External Customers													13,687		12,733	[4]	13,326	[4]
Other Operating Segments													104		70	[4]	240	[4]
TOTAL REVENUES													13,791		12,803		13,566
Depreciation and Amortization													1,598		1,561		1,450
Interest Income													8		4		42
Interest Expense													942		916		915
Income Tax Expense (Credit)													650		553		515
Income (Loss) Before Discontinued Operations and Extraordinary Loss															1,329		1,123
Discontinued Operations, Net of Tax																	0
EXTRAORDINARY LOSS, NET OF TAX															(5)
Net Income													1,201		1,324		1,123
Gross Property Additions													2,475		2,813		3,871
Balance Sheet Information
Total Property, Plant and Equipment	52,822						50,905						52,822		50,905
Accumulated Depreciation and Amortization	17,795						17,110						17,795		17,110
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	35,027						33,795						35,027		33,795
Total Assets	48,780						46,930						48,780		46,930
Investments in Equity Method Investees	157						84						157		84
All Other [Member]
Revenues from:
External Customers													1	[5]	(15)	[5]	13	[5]
Other Operating Segments													14	[5]	36	[5]	9	[5]
TOTAL REVENUES													15	[5]	21	[5]	22	[5]
Depreciation and Amortization													2	[5]	2	[5]	2	[5]
Interest Income													31	[5]	47	[5]	78	[5]
Interest Expense													58	[5]	86	[5]	94	[5]
Income Tax Expense (Credit)													(6)	[5]	(1)	[5]	84	[5]
Income (Loss) Before Discontinued Operations and Extraordinary Loss															(47)	[5]	133	[5]
Discontinued Operations, Net of Tax																	12	[5]
EXTRAORDINARY LOSS, NET OF TAX															0	[5]
Net Income													(45)	[5]	(47)	[5]	145	[5]
Gross Property Additions													1	[5]	1	[5]	(29)	[5],[6]
Balance Sheet Information
Total Property, Plant and Equipment	11	[5]					10	[5]					11	[5]	10	[5]
Accumulated Depreciation and Amortization	9	[5]					8	[5]					9	[5]	8	[5]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	2	[5]					2	[5]					2	[5]	2	[5]
Total Assets	15,942	[5]					15,094	[5]					15,942	[5]	15,094	[5]
Investments in Equity Method Investees	0	[5]					0	[5]					0	[5]	0	[5]
Reconciling Adjustments [Member]
Revenues from:
External Customers													0		0		0
Other Operating Segments													(140)		(129)		(157)
TOTAL REVENUES													(140)		(129)		(157)
Depreciation and Amortization													(13)	[7]	(12)	[7]	(11)	[7]
Interest Income													(20)		(40)		(65)
Interest Expense													(35)	[7]	(55)	[7]	(79)	[7]
Income Tax Expense (Credit)													0		0		0
Income (Loss) Before Discontinued Operations and Extraordinary Loss															0		0
Discontinued Operations, Net of Tax																	0
EXTRAORDINARY LOSS, NET OF TAX															0
Net Income													0		0		0
Gross Property Additions													0		0		0
Balance Sheet Information
Total Property, Plant and Equipment	(251)	[7]					(238)	[7]					(251)	[7]	(238)	[7]
Accumulated Depreciation and Amortization	(46)	[7]					(34)	[7]					(46)	[7]	(34)	[7]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	(205)	[7]					(204)	[7]					(205)	[7]	(204)	[7]
Total Assets	(15,769)	[7],[8]					(14,950)	[7],[8]					(15,769)	[7],[8]	(14,950)	[7],[8]
Investments in Equity Method Investees	$ 0	[7]					$ 0	[7]					$ 0	[7]	$ 0	[7]

[1]	See “SWEPCo Texas Restructuring” in “Extraordinary Item” section of Note 2 for discussion of the extraordinary loss recorded in the second quarter of 2009.
[2]	Includes a $43 million refund provision for the 2009 Significantly Excessive Earnings Test in addition to various other provisions for certain regulatory and legal matters.
[3]	See Note 17 for discussion of expenses related to cost reduction initiatives recorded in the second quarter of 2010.
[4]	PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net sales (purchases) for these contracts with AEPEP in Revenues from Other Operating Segments of $(5) million and $122 million for the years ended December 31, 2009 and 2008, respectively. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.
[5]	All Other includes: Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense, and other nonallocated costs. Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002. Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts are financial derivatives which settle and expire in 2011. The 2008 cash settlement of a purchase power and sale agreement with TEM related to the Plaquemine Cogeneration Facility which was sold in 2006. The cash settlement of $255 million ( $164 million, net of tax) is included in Net Income.
[6]	Gross Property Additions for All Other includes construction expenditures of $8 million in 2008 related to the acquisition of turbines by one of our nonregulated, wholly-owned subsidiaries. These turbines were refurbished and transferred to a generating facility within our Utility Operations segment in the fourth quarter of 2008. The transfer of these turbines resulted in the elimination of $37 million from All Other and the addition of $37 million to Utility Operations.
[7]	Includes eliminations due to an intercompany capital lease.
[8]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

Derivatives and Hedging (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Commodity:
Power (In MWHs)	652,000,000		589,000,000
Coal (In Tons)	63,000,000		60,000,000
Natural Gas (In MMBtus)	94,000,000		127,000,000
Heating Oil and Gasoline (In Gallons)	6,000,000		6,000,000
Interest Rate	$ 171		$ 216
Interest Rate and Foreign Currency	907		83
Fair Value of Derivative Instruments
Current Risk Management Assets	232		260
Long-term Risk Management Assets	410		343
Total Assets	642		603
Current Risk Management Liabilities	129		120
Long-term Risk Management Liabilities	141		128
Total Liabilities	270		248
Total MTM Derivative Contract Net Assets (Liabilities)	372		355
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	123		128
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(15)		(22)
Changes in Fair Value Recognized in AOCI	22		5
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Ending Balance in AOCI	11		(15)		(22)
Impact of Cash Flow Hedges on our Consolidated Balance Sheet
Hedging Assets	38	[1]	8	[1]
Hedging Liabilities	(6)	[1]	(17)	[1]
AOCI Loss Net of Tax	11		(15)		(22)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	1		(6)
Derivatives and Hedging (Textuals) [Abstract]
Cash collateral received from third parties that were netted against short-term and long-term risk management assets	8		12
Cash collateral paid to third parties that were netted against short-term and long-term risk management liabilities	109		98
Maximum length of time for hedging exposure (in months)	41
Gain Reclassified from AOCI to Net Income					7
Aggregate value of derivative contracts with Credit Downgrade Triggers	20		10
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	45		34
Amount attributable to RTO and ISO activities	44		29
Liabilities of Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	401		567
Posted cash collateral Related to Contracts with Cross Default Provisions	81		15
Additional Settlement Liability if Cross Default Provision is Triggered	213		199
Gain On Fair Value Hedging Instrument	6
Loss On Hedging Instrument On Long Term Debt	6
Other Revenue [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	9		19
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(7)		(15)
Other Revenue [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0
Other Revenue [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(7)		(15)
Interest Expenses [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4		5
Interest Expenses [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4		5
Interest Expenses [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0
Purchased Electricity for Resale [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4		29
Purchased Electricity for Resale [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0
Purchased Electricity for Resale [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4		29
Utility Operations Revenue [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	85		144
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		(15)
Utility Operations Revenue [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0
Utility Operations Revenue [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		(15)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(9)	[2]	(28)	[2]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	3	[2]	5	[2]
Regulatory Assets [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0	[2]	0	[2]
Regulatory Assets [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	3	[2]	5	[2]
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	38	[2]	(7)	[2]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0	[2]	(7)	[2]
Regulatory Liabilities [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0	[2]	0	[2]
Regulatory Liabilities [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0	[2]	(7)	[2]
Other [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(839)	[3],[4]	(831)	[3],[4]
Long-term Risk Management Assets	(150)	[3],[4]	(271)	[3],[4]
Total Assets	(989)	[3],[4]	(1,102)	[3],[4]
Current Risk Management Liabilities	(881)	[3],[4]	(897)	[3],[4]
Long-term Risk Management Liabilities	(255)	[3],[4]	(316)	[3],[4]
Total Liabilities	(1,136)	[3],[4]	(1,213)	[3],[4]
Total MTM Derivative Contract Net Assets (Liabilities)	147	[3],[4]	111	[3],[4]
Interest Rate and Foreign Currency [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(13)		(29)
Changes in Fair Value Recognized in AOCI	13		11
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Ending Balance in AOCI	4		(13)
Impact of Cash Flow Hedges on our Consolidated Balance Sheet
Hedging Assets	25	[1]	0	[1]
Hedging Liabilities	(4)	[1]	(5)	[1]
AOCI Loss Net of Tax	4		(13)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(2)		(4)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	30	[4],[5]	0	[4]
Long-term Risk Management Assets	2	[4],[5]	0	[4]
Total Assets	32	[4],[5]	0	[4]
Current Risk Management Liabilities	2	[4],[5]	3	[4]
Long-term Risk Management Liabilities	3	[4],[5]	2	[4]
Total Liabilities	5	[4],[5]	5	[4]
Total MTM Derivative Contract Net Assets (Liabilities)	27	[4],[5]	(5)	[4]
Commodity [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(2)		7
Changes in Fair Value Recognized in AOCI	9		(6)
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet:
Ending Balance in AOCI	7		(2)
Impact of Cash Flow Hedges on our Consolidated Balance Sheet
Hedging Assets	13	[1]	8	[1]
Hedging Liabilities	(2)	[1]	(12)	[1]
AOCI Loss Net of Tax	7		(2)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	3		(2)
Commodity [Member] | Risk Management Commodity Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,023	[4]	1,078	[4]
Long-term Risk Management Assets	546	[4]	614	[4]
Total Assets	1,569	[4]	1,692	[4]
Current Risk Management Liabilities	995	[4]	997	[4]
Long-term Risk Management Liabilities	387	[4]	442	[4]
Total Liabilities	1,382	[4]	1,439	[4]
Total MTM Derivative Contract Net Assets (Liabilities)	187	[4]	253	[4]
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	18	[4]	13	[4]
Long-term Risk Management Assets	12	[4]	0	[4]
Total Assets	30	[4]	13	[4]
Current Risk Management Liabilities	13	[4]	17	[4]
Long-term Risk Management Liabilities	6	[4]	0	[4]
Total Liabilities	19	[4]	17	[4]
Total MTM Derivative Contract Net Assets (Liabilities)	$ 11	[4]	$ (4)	[4]

[1]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our Consolidated Balance Sheets.
[2]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.
[3]	Amounts represent counterparty netting of risk management and hedging contracts, associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging" and dedesignated risk management contracts.
[4]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the Consolidated Balance Sheet on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."
[5]	At December 31, 2010, Risk Management Assets included $7 million and Risk Management Liabilities included $1 million related to fair value hedging strategies while the remainder related to cash flow hedging strategies. At December 31, 2009, we only employed cash flow hedging strategies.

Fair Value Measurements (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 16,811		$ 17,498
Long term Debt, Fair Value	18,285		18,479
Other Temporary Investments
Estimated Fair Value	416		363
Debt And Equity Securities Within Other Temporary Investments Abstract
Proceeds From Investment Sales	455		35		1,185
Purchases of Investments	503		82		1,118
Gross Realized Gains on Investment Sales	16		0		0
Gross Realized Losses on Investment Sales	0		0		0
Nuclear trust fund investments
Estimated Fair Value	1,515		1,392
Gross Unrealized Gains	209		260
Other-Than-Temporary Impairments	(126)		(124)
Securities activity within the decommissioning and SNF trusts
Proceeds from Investment Sales	1,362		713		732
Purchases of Investments	1,415		771		804
Gross Realized Gains on Investment Sales	12		28		33
Gross Realized Losses on Investment Sales	2		1		7
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,515		1,392
Assets:
Cash and Cash Equivalents	294	[1]	490	[1]
Total Other Temporary Investments	416		363
Risk Management Assets
Risk Management Assets	642		603
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,515		1,392
Total Assets	2,867		2,848
Liabilities:
Risk Management Liabilities	270		248
Changes in the fair value of net trading derivatives and other investments
Beginning Balance	62		49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	5	[2],[3]	(4)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	63	[2]	44	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0
Purchases, Issuances and Settlements	(25)	[4]	(17)	[4]
Transfers into Level 3	18	[5],[6]
Transfers out of Level 3	(53)	[6],[7]
Transfers in and/or out of Level 3			(25)	[8]
Changes in Fair Value Allocated to Regulated Jurisdiction	15	[9]	15	[9]
Ending Balance	85		62		49
Fair Value Measurements (Textuals) [Abstract]
Other-than-temporary impairments of other temporary investments			9
Other-than-temporary impairments of other temporary investments, net of tax			6
Adjusted cost of debt securities	835		801
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	551	[10],[11]	570	[10],[12]
Liabilities:
Risk Management Liabilities	263	[10],[11]	231	[10],[12]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	20	[10],[11]	8	[10],[12]
Liabilities:
Risk Management Liabilities	25	[10],[11]	11	[10],[12]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,432	[10],[11]	1,609	[10],[12]
Liabilities:
Risk Management Liabilities	1,325	[10],[11]	1,415	[10],[12]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	112	[10],[11]	72	[10],[12]
Liabilities:
Risk Management Liabilities	27	[10],[11]	10	[10],[12]
Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(1,013)	[10],[11]	(1,119)	[10],[12]
Liabilities:
Risk Management Liabilities	(1,114)	[10],[11]	(1,205)	[10],[12]
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	13	[10]	8	[10]
Liabilities:
Risk Management Liabilities	2	[10]	12	[10]
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	11	[10]	1	[10]
Liabilities:
Risk Management Liabilities	4	[10]	0	[10]
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	17	[10]	11	[10]
Liabilities:
Risk Management Liabilities	13	[10]	16	[10]
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(15)	[10]	(4)	[10]
Liabilities:
Risk Management Liabilities	(15)	[10]	(4)	[10]
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets	7
Liabilities:
Risk Management Liabilities	1
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	7
Liabilities:
Risk Management Liabilities	1
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0
Fair Value Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0
Interest Rate Foreign Currency Hedges [Member]
Risk Management Assets
Risk Management Assets	25
Liabilities:
Risk Management Liabilities	4		5
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	25
Liabilities:
Risk Management Liabilities	4		5
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities:
Risk Management Liabilities	0		0
2010 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			(1)
2010 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			65
2010 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			17
2011 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	(2)
2011 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	13
2011 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	18
2011 - 2013 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			(1)
2011 - 2013 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			84
2011 - 2013 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			16
2012 - 2014 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	2
2012 - 2014 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	66
2012 - 2014 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	24
2014 - 2015 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			(1)
2014 - 2015 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			22
2014 - 2015 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			8
2015 - 2016 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	12
2015 - 2016 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	16
2015 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	(5)
2016 - 2028 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			23
2016 - 2028 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)			21
2017 - 2028 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	16
2017 - 2028 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities)	27
Within One Year [Member]
Nuclear trust fund investments
Estimated Fair Value	22
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	22
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	22
One Year To Five Year [Member]
Nuclear trust fund investments
Estimated Fair Value	306
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	306
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	306
Five Year To Ten Year [Member]
Nuclear trust fund investments
Estimated Fair Value	257
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	257
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	257
After 10 years [Member]
Nuclear trust fund investments
Estimated Fair Value	276
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	276
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	276
Cash [Member]
Other Temporary Investments
Cost	225	[13]	223	[13]
Gross Unrealized Gains	0	[13]	0	[13]
Gross Unrealized Losses	0	[13]	0	[13]
Assets:
Total Other Temporary Investments	225	[1]	223	[1]
Cash [Member] | Level 1 [Member]
Nuclear trust fund investments
Estimated Fair Value	0	[14]	0	[14]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[14]	0	[14]
Assets:
Total Other Temporary Investments	184	[1]	198	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[14]	0	[14]
Cash [Member] | Level 2 [Member]
Assets:
Total Other Temporary Investments	0	[1]	0	[1]
Cash [Member] | Level 3 [Member]
Nuclear trust fund investments
Estimated Fair Value	0	[14]	0	[14]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[14]	0	[14]
Assets:
Total Other Temporary Investments	0	[1]	0	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[14]	0	[14]
Cash [Member] | Fair Value Inputs Other [Member]
Assets:
Total Other Temporary Investments	41	[1]	25	[1]
Fixed Income Funds [Member]
Nuclear trust fund investments
Gross Unrealized Gains	26		26
Other-Than-Temporary Impairments	(3)		(5)
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	69		57
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Assets:
Total Other Temporary Investments	69		57
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets:
Total Other Temporary Investments	69		57
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets:
Total Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets:
Total Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Fair Value Inputs Other [Member]
Assets:
Total Other Temporary Investments	0		0
Variable Rate Demand Notes [Member]
Other Temporary Investments
Cost	97		45
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Assets:
Total Other Temporary Investments	97		45
Variable Rate Demand Notes [Member] | Level 1 [Member]
Assets:
Total Other Temporary Investments	0		0
Variable Rate Demand Notes [Member] | Level 2 [Member]
Assets:
Total Other Temporary Investments	97		45
Variable Rate Demand Notes [Member] | Level 3 [Member]
Assets:
Total Other Temporary Investments	0		0
Variable Rate Demand Notes [Member] | Fair Value Inputs Other [Member]
Assets:
Total Other Temporary Investments	0		0
Equity Securities - Domestic [Member]
Nuclear trust fund investments
Estimated Fair Value			551	[15]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities			551	[15]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts			551	[15]
Equity Securities - Domestic [Member] | Level 1 [Member]
Nuclear trust fund investments
Estimated Fair Value			551	[15]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities			551	[15]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts			551	[15]
Domestic [Member]
Other Temporary Investments
Cost			1
Gross Unrealized Gains			15
Gross Unrealized Losses			0
Nuclear trust fund investments
Estimated Fair Value	634	[15]
Gross Unrealized Gains	183		234
Other-Than-Temporary Impairments	(123)		(119)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	634	[15]
Assets:
Total Other Temporary Investments			16	[15]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	634	[15]
Domestic [Member] | Level 1 [Member]
Nuclear trust fund investments
Estimated Fair Value	634	[15]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	634	[15]
Assets:
Total Other Temporary Investments			16	[15]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	634	[15]
Domestic [Member] | Level 2 [Member]
Nuclear trust fund investments
Estimated Fair Value	0	[15]	0	[15]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[15]	0	[15]
Assets:
Total Other Temporary Investments			0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[15]	0	[15]
Domestic [Member] | Level 3 [Member]
Nuclear trust fund investments
Estimated Fair Value	0	[15]	0	[15]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[15]	0	[15]
Assets:
Total Other Temporary Investments			0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[15]	0	[15]
Domestic [Member] | Fair Value Inputs Other [Member]
Nuclear trust fund investments
Estimated Fair Value	0	[15]	0	[15]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[15]	0	[15]
Assets:
Total Other Temporary Investments			0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[15]	0	[15]
Mutual Funds Equity [Member]
Other Temporary Investments
Cost	18		18
Gross Unrealized Gains	7		4
Gross Unrealized Losses	0		0
Assets:
Total Other Temporary Investments	25	[15]	22	[15]
Mutual Funds Equity [Member] | Level 1 [Member]
Assets:
Total Other Temporary Investments	25	[15]	22	[15]
Mutual Funds Equity [Member] | Level 2 [Member]
Assets:
Total Other Temporary Investments	0	[15]	0
Mutual Funds Equity [Member] | Level 3 [Member]
Assets:
Total Other Temporary Investments	0	[15]	0
Mutual Funds Equity [Member] | Fair Value Inputs Other [Member]
Assets:
Total Other Temporary Investments	0	[15]	0
US Government Agencies Debt Securities [Member]
Nuclear trust fund investments
Estimated Fair Value	461		401
Gross Unrealized Gains	23		13
Other-Than-Temporary Impairments	(1)		(4)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	461		401
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	461		401
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Nuclear trust fund investments
Estimated Fair Value	461		401
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	461		401
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	461		401
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Fair Value Inputs Other [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt [Member]
Nuclear trust fund investments
Estimated Fair Value	59		57
Gross Unrealized Gains	4		5
Other-Than-Temporary Impairments	(2)		(2)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	59		57
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	59		57
Corporate Debt [Member] | Level 1 [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt [Member] | Level 2 [Member]
Nuclear trust fund investments
Estimated Fair Value	59		57
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	59		57
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	59		57
Corporate Debt [Member] | Level 3 [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt [Member] | Fair Value Inputs Other [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member]
Nuclear trust fund investments
Estimated Fair Value	341		369
Gross Unrealized Gains	(1)		8
Other-Than-Temporary Impairments	0		1
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	341		369
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	341		369
State and Local Jurisdiction [Member] | Level 1 [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Level 2 [Member]
Nuclear trust fund investments
Estimated Fair Value	341		369
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	341		369
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	341		369
State and Local Jurisdiction [Member] | Level 3 [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Fair Value Inputs Other [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Cash and Cash Equivalents [Member]
Nuclear trust fund investments
Estimated Fair Value	20	[14]	14	[14]
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	20	[14]	14	[14]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	20	[14]	14	[14]
Cash and Cash Equivalents [Member] | Level 2 [Member]
Nuclear trust fund investments
Estimated Fair Value	8	[14]	3	[14]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	8	[14]	3	[14]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	8	[14]	3	[14]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member]
Nuclear trust fund investments
Estimated Fair Value	12	[14]	11	[14]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	12	[14]	11	[14]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	12	[14]	11	[14]
Net Risk Management Assets (Liabilities) [Member]
Changes in the fair value of net trading derivatives and other investments
Beginning Balance					49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)					0	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date					12	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					0
Purchases, Issuances and Settlements					0	[4]
Transfers in and/or out of Level 3					(36)	[8]
Changes in Fair Value Allocated to Regulated Jurisdiction					24	[9]
Ending Balance					49
Dedesignated Risk Management Contracts [Member]
Risk Management Assets
Risk Management Assets	46	[16]	25	[16]
Dedesignated Risk Management Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Dedesignated Risk Management Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Dedesignated Risk Management Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Dedesignated Risk Management Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	46	[16]	25	[16]
Other Temporary Investments [Member]
Other Temporary Investments
Cost	409		344
Gross Unrealized Gains	7		19
Gross Unrealized Losses	0		0
Changes in the fair value of net trading derivatives and other investments
Beginning Balance			0		0
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)					0	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date					0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					0
Purchases, Issuances and Settlements					(118)	[4]
Transfers in and/or out of Level 3					118	[8]
Changes in Fair Value Allocated to Regulated Jurisdiction					0	[9]
Ending Balance					0
Investments in Debt Securities [Member]
Changes in the fair value of net trading derivatives and other investments
Beginning Balance					0
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)					0	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date					0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					0
Purchases, Issuances and Settlements					(17)	[4]
Transfers in and/or out of Level 3					17	[8]
Changes in Fair Value Allocated to Regulated Jurisdiction					0	[9]
Ending Balance					0
Level 1 [Member]
Nuclear trust fund investments
Estimated Fair Value	634		551
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	634		551
Assets:
Cash and Cash Equivalents	170	[1]	427	[1]
Total Other Temporary Investments	278		293
Risk Management Assets
Risk Management Assets	31		9
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	634		551
Total Assets	1,113		1,280
Liabilities:
Risk Management Liabilities	29		11
Level 2 [Member]
Nuclear trust fund investments
Estimated Fair Value	869		830
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	869		830
Assets:
Cash and Cash Equivalents	0	[1]	0
Total Other Temporary Investments	97		45
Risk Management Assets
Risk Management Assets	1,481		1,620
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	869		830
Total Assets	2,447		2,495
Liabilities:
Risk Management Liabilities	1,343		1,436
Level 3 [Member]
Nuclear trust fund investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Assets:
Cash and Cash Equivalents	0	[1]	0
Total Other Temporary Investments	0		0
Risk Management Assets
Risk Management Assets	112		72
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	112		72
Liabilities:
Risk Management Liabilities	27		10
Fair Value Inputs Other [Member]
Nuclear trust fund investments
Estimated Fair Value	12		11
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	12		11
Assets:
Cash and Cash Equivalents	124	[1]	63	[1]
Total Other Temporary Investments	41		25
Risk Management Assets
Risk Management Assets	(982)		(1,098)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	12		11
Total Assets	(805)		(999)
Liabilities:
Risk Management Liabilities	$ (1,129)		$ (1,209)

[1]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.
[2]	Included in revenues on our Consolidated Statements of Income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents the settlement of risk management commodity contracts for the reporting period.
[5]	Represents existing assets or liabilities that were previously categorized as Level 2.
[6]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[7]	Represents existing assets or liabilities that were previously categorized as Level 3.
[8]	Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.
[9]	Relates to the net gains (losses) of those contracts that are not reflected on our Consolidated Statements of Income. These net gains (losses) are recorded as regulatory liabilities/assets.
[10]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[11]	The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ( $2) million in 2011, $2 million in periods 2012-2014 and ( $5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.
[12]	The December 31, 2009 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ( $1) million in 2010, ( $1) million in periods 2011-2013 and ( $1) million in periods 2014-2015; Level 2 matures $65 million in 2010, $84 million in periods 2011-2013, $22 million in periods 2014-2015 and $23 million in periods 2016-2028; Level 3 matures $17 million in 2010, $16 million in periods 2011-2013, $8 million in periods 2014-2015 and $21 million in periods 2016-2028.
[13]	Primarily represents amounts held for the payment of debt.
[14]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.
[15]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[16]	Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009		Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal:
Current												$ (134)	$ (575)	$ 164
Deferred												760	1,171	456
Total Federal												626	596	620
State and Local:
Current												(20)	(76)	(1)
Deferred												38	55	22
Total State and Local												18	(21)	21
International:
Current												(1)	0	1
Deferred												0	0	0
Total International												(1)	0	1
Reconciliation of federal income taxes and amount of Income Tax Reported
Net Income	178	[1]	557	137	[2]	346	239	446	317		363	1,218	1,365	1,388
Discontinued Operations, Net of Income Tax of $(10) million in 2008												0	0	(12)
Extraordinary Loss, Net of Income Tax of $3 million in 2009							0	0	5	[3]	0	0	5	0
Income Before Discontinued Operations and Extraordinary Loss												1,218	1,370	1,376
Income Tax Expense Before Discontinued Operations and Extraordinary Loss												643	575	642
Pretax Income												1,861	1,945	2,018
Income Taxes on Pretax Income at Statutory Rate (35%)												651	681	706
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation												47	31	23
Investment Tax Credits, Net												(16)	(19)	(19)
Energy Production Credits												(20)	(15)	(20)
State and Local Income Taxes												11	(14)	13
Removal Costs												(19)	(19)	(21)
AFUDC												(33)	(36)	(24)
Medicare Subsidy												12	(11)	(12)
Tax Reserve Adjustments												(16)	(6)	2
Other												26	(17)	(6)
Total Income Tax Expense Before Discontinued Operations and Extraordinary Loss												643	575	642
Effective Income Tax Rate												34.60%	29.60%	31.80%
Net deferred tax liability and significant temporary differences
Deferred Tax Assets	2,519						2,493					2,519	2,493
Deferred Tax Liabilities	(10,009)						(9,065)					(10,009)	(9,065)
Property-Related Temporary Differences	(5,301)						(4,714)					(5,301)	(4,714)
Amounts Due from Customers for Future Federal Income Taxes	(250)						(229)					(250)	(229)
Deferred State Income Taxes	(622)						(523)					(622)	(523)
Securitized Transition Assets	(651)						(712)					(651)	(712)
Regulatory Assets	(867)						(862)					(867)	(862)
Accrued Pensions	218						335					218	335
Deferred Income Taxes on Other Comprehensive Loss	207						203					207	203
Accrued Nuclear Decommissioning	(395)						(356)					(395)	(356)
All Other, Net	171						286					171	286
Net Deferred Tax Liabilities	(7,490)						(6,572)					(7,490)	(6,572)
Summary of amounts reported for interest expense, interest income and reversal of prior period interest expense
Interest Expense												8	1	10
Interest Income												11	5	21
Reversal of Prior Period Interest Expense												5	5	13
Amounts accrued for receipt of interest and the payment of interest and penalties
Accrual for Receipt of Interest	42						30					42	30
Accrual for Payment of Interest and Penalties	21						18					21	18
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1,						237					237	237	237	222
Increase - Tax Positions Taken During a Prior Period												40	56	41
Decrease - Tax Positions Taken During a Prior Period												(43)	(65)	(45)
Increase - Tax Positions Taken During the Current Year												0	16	27
Decrease - Tax Positions Taken During the Current Year												(6)	0	(5)
Increase - Settlements with Taxing Authorities												0	1	3
Decrease - Settlements with Taxing Authorities												(2)	0	0
Decrease - Lapse of the Applicable Statute of Limitations												(7)	(8)	(6)
Balance at December 31,	219						237					219	237	237
Income Taxes (Textuals) [Abstract]
Income Tax, Discontinued Operation														(10)
Income Tax, Extraordinary Loss													3
Statutory Tax Rate on Pretax Income												35.00%
Unrecognized Tax Benefits, If Recognized - Amount	112						137					112	137	147
Period with No Change in Unrecognized Tax Benefits												12
IGCC Credits														134
Bonus depreciation provided by Economic Stimulus Act														50.00%
Cash Flow Benefit Provided by the Economic Stimulus Act														200
Cash Flow Benefit provided by American Recovery Act												419
Decrease In Deferred Tax Assets	56											56
Net Regulatory Tax Assets Recorded	35											35
Decrease In Net Income	21											21
Increased Bonus Depreciation												100.00%
Cash Flow Benefit Small Business Jobs Act												318
Reduction in Deferred State Income Tax Liabilities														22
Ohio House Bill Regulatory Liability														57
New Commercial Activity Tax												0.26%
Tax Being Phased In, Percent												23.00%
Commercial Activity Tax Expense												$ 13	$ 11	$ 9
Business Income Tax												4.95%
Modified Gross Receipts Tax												0.80%
Original Corporate Income Tax												8.75%
Lowered Corporate Income Tax												8.50%
Possible Corporate Rate in 2012												7.75%
Possible Corporate Rate in 2013												7.00%

[1]	Includes a $43 million refund provision for the 2009 Significantly Excessive Earnings Test in addition to various other provisions for certain regulatory and legal matters.
[2]	See Note 17 for discussion of expenses related to cost reduction initiatives recorded in the second quarter of 2010.
[3]	See “SWEPCo Texas Restructuring” in “Extraordinary Item” section of Note 2 for discussion of the extraordinary loss recorded in the second quarter of 2009.

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Lease Rental Costs
Net Lease Expense on Operating Leases	$ 343	$ 354	$ 368
Amortization of Capital Leases	97	83	97
Interest on Capital Leases	26	13	16
Total Lease Rental Costs	466	450	481
Property, Plant and Equipment Under Capital Leases
Generation	97	75
Distribution	0	0
Other Property, Plant and Equipment	482	379
Construction Work in Process	0	0
Total Property, Plant and Equipment Under Capital Leases	579	454
Accumulated Amortization	108	139
Net Property, Plant and Equipment Under Capital Leases	471	315
Obligations Under Capital Leases
Noncurrent Liability	398	244
Liability Due Within One Year	76	73
Total Obligations Under Capital Leases	474	317
Future Minimum Lease Payments
Capital Leases, 2011	100
Noncancelable Operating Leases, 2011	306
Capital Leases, 2012	88
Noncancelable Operating Leases, 2012	286
Capital Leases, 2013	71
Noncancelable Operating Leases, 2013	261
Capital Leases, 2014	59
Noncancelable Operating Leases, 2014	241
Capital Leases, 2015	47
Noncancelable Operating Leases, 2015	226
Capital Leases, Later Years	286
Noncancelable Operating Leases, Later Years	1,349
Capital Leases, Total Future Minimum Lease Payments	651
Noncancelable Operating Leases, Total Future Minimum Lease Payments	2,669
Less Estimated Interest Element on Capital Leases	177
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	474
Leases (Textuals) [Abstract]
New Master Lease Agreement With GE	137
Capital Leases Refinanced With GE	60
Operating Leases Refinanced With GE	77
Leased Assets Not Refinanced With GE	16
Operating Leases Refinanced As Capital Leases	40
Percent Limit, Unamortized Balance	84.00%
Max Percent, Unamortized Balance Guarantee To Lessor	84.00%
Maximum Potential Loss On Master Lease Agreements	14
Maximum Potential Loss on Master Lease Agreements, Net of Tax	9
Sale proceeds guaranteed by lessor under current five year lease term	84.00%
Sale proceeds guaranteed by lessor at the end of 20-year term	77.00%
Cost of electric draglines to be used for mining operations	47
Dragline financed under capital lease	53
Portion of unamortized nuclear fuel inventory sold at cost	85
Future payment obligations	3
AEGCo [Member] | Rockport Lease [Member]
Future Minimum Lease Payments of Rockport Lease
2011	74
2012	74
2013	74
2014	74
2015	74
Later years	517
Total Future Minimum Lease Payments	887
Future Minimum Lease Payments of I&M Nuclear Fuel Lease
2011	74
2012	74
Total Future Minimum Lease Payments	887
Rockport Lease [Member] | I&M [Member]
Future Minimum Lease Payments of Rockport Lease
2011	74
2012	74
2013	74
2014	74
2015	74
Later years	517
Total Future Minimum Lease Payments	887
Future Minimum Lease Payments of I&M Nuclear Fuel Lease
2011	74
2012	74
Total Future Minimum Lease Payments	887
Nuclear Fuel Lease [Member] | I&M [Member]
Future Minimum Lease Payments of Rockport Lease
2011	2
2012	1
Total Future Minimum Lease Payments	3
Future Minimum Lease Payments of I&M Nuclear Fuel Lease
2011	2
2012	1
Total Future Minimum Lease Payments	3
I&M [Member]
Leases (Textuals) [Abstract]
Future minimum lease obligation for remaining railcars	17
Maximum potential loss related to guarantee	12
Maximum Potential Loss Related to Guarantee, Net of Tax	8
SWEPCo [Member]
Leases (Textuals) [Abstract]
Future minimum lease obligation for remaining railcars	19
Maximum potential loss related to guarantee	13
Maximum Potential Loss Related to Guarantee, Net of Tax	$ 9

Financing Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Shares of Company
Beginning Balance, Shares	498,333,265		426,321,248		421,926,696
Issued	2,781,616		72,012,017		4,394,552
Treasury Stock, Shares, Ending Balance	20,307,725		20,278,858		20,249,992	21,499,992
Treasury Stock Acquired	28,867		28,866
Treasury Stock Contributed to AEP Foundation					(1,250,000)
Ending Balance, Shares	501,114,881		498,333,265		426,321,248
Preferred Stock
Cumulative Preferred Stock Not Subject to Mandatory Redemption	$ 60,000,000		$ 61,000,000
Long-term Debt
Securitization Bonds	1,800,000,000
Spent Nuclear Fuel Obligation	265,000,000	[1]	265,000,000	[1]
Unamortized Discount (net)	(35,000,000)		(66,000,000)
Total Long-term Debt Outstanding	16,811,000,000		17,498,000,000
Less Portion Due Within One Year	1,309,000,000		1,741,000,000
Long-term Portion	15,502,000,000		15,757,000,000
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	0.43%
Outstanding Long-term debt
Principal Amount, 2011	1,309,000,000
Principal Amount, 2012	815,000,000
Principal Amount, 2013	1,344,000,000
Principal Amount, 2014	941,000,000
Principal Amount, 2015	1,490,000,000
Principal Amount, After 2015	10,947,000,000
Principal Amount, Total	16,846,000,000
Unamortized Discount	(35,000,000)		(66,000,000)
Total Long-term Debt Outstanding	16,811,000,000		17,498,000,000
Short-term Debt
Securitized Debt for Receivables	690,000,000	[2]	0	[2]
Commercial Paper	650,000,000		119,000,000
Line of Credit - Sabine Mining Company	6,000,000	[3]	7,000,000	[3]
Total Short-term Debt	1,346,000,000		126,000,000
Interest rate, Securitized Debt for Receivables	0.31%	[4]
Interest Rate, Commercial Paper	0.52%	[4]	0.26%	[4]
Interest Rate, Line of Credit	2.15%	[4]	2.06%	[4]
Comparative accounts receivable information
Proceeds from Sale of Accounts Receivable			7,043,000,000		7,717,000,000
Loss on Sale of Accounts Receivable			3,000,000		20,000,000
Average Variable Discount Rate on Sale of Accounts Receivable			0.57%		3.19%
Effective Interest Rates on Securitization of Accounts Receivable	0.31%
Net Uncollectible Accounts Receivable Written Off	22,000,000		28,000,000		23,000,000
Customer accounts receivable managed portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	923,000,000		160,000,000
Deferred Revenue from Servicing Accounts Receivable			1,000,000
Retained Interest if 10% Adverse Change in Uncollectible Accounts			158,000,000
Retained Interest if 20% Adverse Change in Uncollectible Accounts			156,000,000
Total Principal Outstanding	690,000,000		656,000,000
Derecognized Accounts Receivable			631,000,000
Delinquent Securitized Accounts Receivable	50,000,000		29,000,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable	26,000,000		20,000,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable	354,000,000		376,000,000
Financing Activities (Textuals) [Abstract]
Repayments Of Long Term Debt	1,993,000,000		816,000,000		1,824,000,000
Issuance of Long-term Debt	1,270,000,000		2,306,000,000		2,774,000,000
Commitment from bank conduits that expire in one year	375,000,000
Commitment from bank conduits that expire in three years	375,000,000
Total commitment from bank conduits to finance receivables.	750,000,000
Trust fund assets one time fee obligation for nuclear fuel disposition	307,000,000		306,000,000
Shares Issued to Pay Down Credit Facilities			69,000,000
Common stock issue per share			$ 24.5
Net proceeds from issuance of common stock	93,000,000		1,728,000,000		159,000,000
Involuntary liquidation preference	$ 100
Preferred stock shares redeemed	5,986		251
Auction-rate tax-exempt long-term debt, outstanding	303,000,000		472,000,000
Period to defer interest payments on the debentures	10
Maximum Percentage Debt To Capitalization	67.50%
Dividend Restrictions	7,000,000,000
Credit facilities, total	3,000,000,000
Maximum amount of commercial paper outstanding	868,000,000
Two credit facilities structured, each	1,500,000,000
Maximum Future Payments for Letters of Credit	124,000,000
Letters of credit issued by subsidiaries	477,000,000
Credit agreement, 3 year	478,000,000
Preferred Stock Par Value 100 [Member]
Preferred Stock
Shares Authorized	14,494,227		14,488,294
Preferred Stock Par Value 25 [Member]
Preferred Stock
Shares Authorized	22,200,000
Preferred Stock Par Value 0 [Member]
Preferred Stock
Shares Authorized	7,822,535		7,822,482
4.00% - 5.00% [Member]
Preferred Stock
Call Price Per Share, Minimum	$ 102	[5]	$ 102	[5]
Call Price Per Share, Maximum	$ 110	[5]	$ 110	[5]
Shares Authorized	1,525,903	[6]	1,525,903	[6]
Shares Outstanding	600,641	[7]	606,627	[7]
AEP Subsidiaries [Member]
Long-term Debt
Long-term Portion	1,857,000,000
PSO [Member] | Senior Unsecured Notes [Member] | Debt Due In 2021 [Member]
Financing Activities (Textuals) [Abstract]
Issuance of Long-term Debt	250,000,000
Interest Rate for outstanding long-term debt	4.40%
TCC [Member] | Securitization Bonds [Member]
Financing Activities (Textuals) [Abstract]
Repayments Of Long Term Debt	92,000,000
APCo [Member] | Pollution Control Bonds [Member] | Debt Due in 2041 [Member]
Financing Activities (Textuals) [Abstract]
Issuance of Long-term Debt	65,000,000
Interest Rate for outstanding long-term debt	2.00%
AEP [Member]
Financing Activities (Textuals) [Abstract]
Net proceeds from issuance of common stock			1,640,000,000
2010-2015 [Member]
Long-term Debt
Senior Unsecured Notes	3,318,000,000		4,258,000,000
Pollution Control Bonds	1,300,000,000	[8],[9]	800,000,000	[8],[9]
2010-2015 [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	2.95%
Interest Rate Ranges, Minimum	0.29		0.22
Interest Rate Ranges, Maximum	6.25		7.125
2010-2015 [Member] | Senior Unsecured Notes [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	4.99%
Interest Rate Ranges, Minimum	0.702		0.464
Interest Rate Ranges, Maximum	6.375		6.375
2016-2021 [Member]
Long-term Debt
Senior Unsecured Notes	4,020,000,000		4,020,000,000
2016-2021 [Member] | Senior Unsecured Notes [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	6.12%
Interest Rate Ranges, Minimum	5		5
Interest Rate Ranges, Maximum	7.95		7.95
2029-2040 [Member]
Long-term Debt
Senior Unsecured Notes	4,331,000,000		4,138,000,000
2029-2040 [Member] | Senior Unsecured Notes [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	6.41%
Interest Rate Ranges, Minimum	5.625		5.625
Interest Rate Ranges, Maximum	8.13		8.13
2017-2025 [Member]
Long-term Debt
Pollution Control Bonds	443,000,000	[9]	595,000,000	[9]
2017-2025 [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	5.12%
Interest Rate Ranges, Minimum	4.45		0.23
Interest Rate Ranges, Maximum	6.05		6.05
2026-2042 [Member]
Long-term Debt
Pollution Control Bonds	520,000,000	[9]	764,000,000	[9]
2026-2042 [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	5.19%
Interest Rate Ranges, Minimum	4.4		0.2
Interest Rate Ranges, Maximum	6.3		6.3
2011-2026 [Member]
Long-term Debt
Notes Payable	396,000,000	[10]	326,000,000	[10]
2011-2026 [Member] | Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	5.44%
Interest Rate Ranges, Minimum	2.07		4.47
Interest Rate Ranges, Maximum	8.03		8.03
2010-2020 [Member]
Long-term Debt
Securitization Bonds	1,847,000,000		1,995,000,000
2010-2020 [Member] | Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	5.36%
Interest Rate Ranges, Minimum	4.98		4.98
Interest Rate Ranges, Maximum	6.25		6.25
2063 [Member]
Long-term Debt
Junior Subordinated Debentures	315,000,000	[11]	315,000,000	[11]
Financing Activities (Textuals) [Abstract]
Junior Subordinated Debentures, Issued	315,000,000	[11]	315,000,000	[11]
2063 [Member] | Junior Subordinated Debentures [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	8.75%
Interest Rate Ranges, Minimum	8.75		8.75
Interest Rate Ranges, Maximum	8.75		8.75
2011-2059 [Member]
Long-term Debt
Other Long-term Debt	$ 91,000,000		$ 88,000,000
2011-2059 [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	1.72%
Interest Rate Ranges, Minimum	1.3125		1.25
Interest Rate Ranges, Maximum	13.718		13.718

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6)
[2]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance. See "ASU 2009-16 'Transfers and Servicing' " section of Note 2.
[3]	Sabine Mining Company is a consolidated variable interest entity. This line of credit does not reduce available liquidity under AEP's credit facilities.
[4]	Weighted average rate.
[5]	At the option of the subsidiary, the shares may be redeemed at the call price plus accrued dividends. The involuntary liquidation preference is $100 per share for all outstanding shares. If the subsidiary defaults on preferred stock dividend payments for a period of one year or longer, preferred stock holders are entitled, voting separately as one class, to elect the number of directors necessary to constitute a majority of the full board of directors of the subsidiary.
[6]	As of December 31, 2010 and 2009, our subsidiaries had 14,494,227 and 14,488,294 shares of $100 par value preferred stock, respectively, 22,200,000 shares of $25 par value preferred stock and 7,822,535 and 7,822,482 shares of no par value preferred stock, respectively, that were authorized but unissued. Total shares authorized but unissued include shares not subject to mandatory redemption described in the above table.
[7]	The number of preferred stock shares redeemed was 5,986 shares and 251 shares in 2010 and 2009, respectively. There were no preferred stock shares redeemed in 2008.
[8]	Certain pollution control bonds are subject to mandatory redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity and repayment purposes based on the mandatory redemption date.
[9]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.
[10]	Notes payable represent outstanding promissory notes issued under term loan agreements and revolving credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[11]	Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.

Stock-Based Compensation (Details) (USD $)	12 Months Ended																														12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Share Based Compensation Stock Option Plans Exercise Price Range One [Member] Stock Options [Member]	Dec. 31, 2010 Share Based Compensation Stock Option Plans Exercise Price Range Two [Member] Stock Options [Member]	Dec. 31, 2010 Share Based Compensation Stock Option Plans Exercise Price Range Three [Member] Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]		Dec. 31, 2009 Stock Options [Member]		Dec. 31, 2008 Stock Options [Member]		Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2009 Performance Units [Member]	Dec. 31, 2008 Performance Units [Member]	Dec. 31, 2010 Performance Units And AEP Career Shares [Member]		Dec. 31, 2009 Performance Units And AEP Career Shares [Member]		Dec. 31, 2008 Performance Units And AEP Career Shares [Member]		Dec. 31, 2010 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2009 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2008 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2010 January 1, 2005 [Member] Restricted Shares [Member]	Dec. 31, 2010 January 1, 2006 [Member] Restricted Shares [Member]	Dec. 31, 2010 November 30, 2009 [Member] Restricted Shares [Member]	Dec. 31, 2010 November 30, 2010 [Member] Restricted Shares [Member]	Dec. 31, 2010 November 30, 2011 [Member] Restricted Shares [Member]	Dec. 31, 2010 Restricted Shares [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2008 Restricted Stock [Member]	Dec. 31, 2010 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2009 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2008 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2010 Stock Based Compensation [Member]		Dec. 31, 2009 Stock Based Compensation [Member]		Dec. 31, 2008 Stock Based Compensation [Member]
Total fair value of stock options vested and total intrinsic value of options exercised
Fair Value of Stock Options Vested					$ 0		$ 25,000		$ 25,000
Intrinsic Value of Options Exercised					2,058,000	[1]	106,000	[1]	655,000	[1]
Summary of stock option transactions
Options, Outstanding, Beginning Balance					1,089,000		1,128,000		1,196,000
Weighted Average Exercise Price, Outstanding, Beginning Balance					$ 32.78		$ 32.73		$ 32.69
Options, Granted					0		0		0
Options, Exercised/Converted					(448,000)		(21,000)		(68,000)
Weighted Average Exercise Price, Exercised/Converted					$ 31.53		$ 27.2		$ 31.97
Options, Forfeited/Expired					(90,000)		(18,000)		0
Weighted Average Exercise Price, Forfeited/Expired					$ 38.44		$ 36.28
Options, Outstanding, Ending Balance					551,000		1,089,000		1,128,000
Weighted Average Exercise Price, Outstanding, Ending Balance					$ 32.88		$ 32.78		$ 32.73
Options Exercisable		266,000	159,000	126,000	551,000		1,089,000		1,125,000
Weighted Average Exercise Price		$ 27.44	$ 31.26	$ 46.4	$ 32.88		$ 32.78		$ 32.72
Stock options outstanding and exercisable
Range of Exercise Price, Lower Limit		$ 27.06	$ 30.76	$ 44.1
Range of Exercise Price, Upper Limit		$ 27.95	$ 38.65	$ 49
Number of Options Outstanding and Exercisable		266,000	159,000	126,000	551,000		1,089,000		1,125,000
Weighted Average Remaining Life (In years)		2.2	3.1	0.5	2.08
Weighted Average Exercise Price		$ 27.44	$ 31.26	$ 46.4	$ 32.88		$ 32.78		$ 32.72
Aggregate Intrinsic Value		2,273,000	778,000	0	3,051,000
Performance units and reinvested dividends on outstanding performance units
Awarded Units											736,000	1,179,000	1,384,000	211,000		224,000		149,000																	54,000	56,000	43,000
Weighted Average Unit Fair Value at Grant Date											$ 35.43	$ 34.32	$ 30.11	$ 34.7		$ 28.82		$ 37.21																	$ 34.67	$ 29.56	$ 37.72
Vesting Period (years)											3	3	3		[2]		[2]		[2]
Certified performance scores and units earned
Certified Performance Score											55.80%	73.50%	120.30%
Performance Units Earned											489,013	593,175	1,088,302
Performance Units Manditorily Deferred as AEP Career Shares											33,501	26,635	42,214
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program											6,583	27,855	66,415
Performance Units to be Paid in Cash											448,929	538,685	979,673
Cash payouts
Cash Payouts for Performance Units											18,683,000	30,034,000	52,960,000
Cash Payouts for AEP Career Share Distributions											3,594,000	2,184,000	1,236,000
RSUs including units awarded for dividends
Awarded Units																				873,000												873,000	130,000	56,000
Weighted Average Grant Date Fair Value																				$ 35.24												$ 35.24	$ 29.29	$ 41.69
Total fair value and total intrinsic value of restricted shares and restricted stock units vested
Fair Value of Restricted Shares and Restricted Stock Units Vested																				6,044,000		6,573,000		2,619,000
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested																				$ 5,993,000	[3]	$ 5,445,000	[3]	$ 2,534,000	[3]
Status of nonvested restricted shares and RSUs
Nonvested, Shares/Units, Beginning Balance																				366,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period																				$ 34.12
Shares/Units, Granted																				873,000												873,000	130,000	56,000
Weighted Average Grant Date Fair Value, Granted																				$ 35.24												$ 35.24	$ 29.29	$ 41.69
Shares/Units, Vested																				(173,000)
Weighted Average Grant Date Fair Value, Vested																				$ 35
Shares/Units, Forfeited																				(40,000)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited																				$ 35.01
Nonvested, Shares/Units, Ending Balance																				1,026,000		366,000
Nonvested, Weighted Average Grant Date Fair Value, End of Period																				$ 34.88		$ 34.12
Stock unit accumulation plan for non-employee directors
Awarded Units											736,000	1,179,000	1,384,000	211,000		224,000		149,000																	54,000	56,000	43,000
Weighted Average Grant Date Fair Value											$ 35.43	$ 34.32	$ 30.11	$ 34.7		$ 28.82		$ 37.21																	$ 34.67	$ 29.56	$ 37.72
Compensation cost and actual tax benefit realized for the tax deductions from compensation cost for share-based payment arrangements
Compensation Cost for Share-based Payment Arrangements																																						28,116,000	[4]	31,165,000	[4]	(18,028,000)	[4],[5]
Actual Tax Benefit Realized																																						9,841,000		10,908,000		(6,310,000)	[5]
Total Compensation Cost Capitalized																																						4,689,000		5,956,000		(5,026,000)	[5]
Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised
Cash Received from Stock Options Exercised																																						14,134,000		567,000		2,170,000
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised																																						706,000		35,000		219,000
Stock Based Compensation (Textuals) [Abstract]
Authorized Number of Common Shares to be issued under the AEP Long-term Incentive Plan	20,000,000
Maximum Shares That May Be Used For Performance Units Restricted Shares And Restricted Stock	10,000,000
Performance score by HR Committee,lower range											0
Performance score by HR Committee, higher range											200
Number of days for Average price of common stock for the fair value of performance units											20
Number of business days for average closing price of AEP common stock											20
Number of Restricted shares granted to then Chairman, President and CEO																															300,000
Number of Restricted shares vested																										50,000	50,000	66,666	66,667	66,667
Grant date market price of restricted shares																															30.76
Restricted Stock Units granted in 2010																																165,520
The total aggregate intrinsic value of nonvested shares																				37,000,000
Weighted average remaining contractual life of non vested shares.																				3.09
Number Of Years After Termination Of Board Service The Participant Can Elect To Have Stock Units Paid In Cash	10
Total unrecognized compensation cost related to unvested share-based compensation arrangements granted																																						$ 81,000,000
Weighted-average period of unrecognized compensation, in years																																						1.84

[1]	Intrinsic value is calculated as market price at exercise dates less the option exercise price.
[2]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.
[3]	Intrinsic value is calculated as market price at exercise date.
[4]	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on our Consolidated Statements of Income.
[5]	In 2008, AEP’s declining total shareholder return and lower stock price significantly reduced the accruals for performance units.

Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 24,352,000,000		$ 23,045,000,000
Property, Plant and Equipment, Transmission	8,576,000,000		8,315,000,000
Property, Plant and Equipment, Distribution	14,208,000,000		13,549,000,000
Property, Plant and Equipment, Construction Work in Progress	2,758,000,000		3,031,000,000
Property, Plant and Equipment, Other	3,846,000,000		3,744,000,000
Property, Plant and Equipment, Gross, Total	53,740,000,000		51,684,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	18,066,000,000		17,340,000,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,259,000,000	[1]	1,158,000,000
DHLC Deconsolidation	(12,000,000)	[2]
Accretion Expense	75,000,000		73,000,000
Liabilities Incurred	32,000,000		47,000,000
Liabilities Settled	(20,000,000)		(24,000,000)
Revisions in Cash Flow Estimates	64,000,000		5,000,000
Ending Balance	1,398,000,000	[3]	1,259,000,000	[1]	1,158,000,000
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	77,000,000		82,000,000		45,000,000
Allowance for Borrowed Funds Used During Construction	53,000,000		67,000,000		75,000,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligation current included in other current liabilities	4,000,000		5,000,000
Asset Retirement Obligations (ARO) liability	1,398,000,000	[3]	1,259,000,000	[1]	1,158,000,000
Asset Retirement Obligations (ARO) liability for nuclear decommissioning of the Cook Plant	930,000,000		878,000,000
Fair value of legally restricted assets	1,200,000,000		1,100,000,000
Regulated Operation Member
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	14,147,000,000		13,047,000,000
Accumulated Depreciation, Generation	6,537,000,000		6,460,000,000
Property, Plant and Equipment, Transmission	8,576,000,000		8,315,000,000
Accumulated Depreciation, Transmission	2,481,000,000		2,478,000,000
Property, Plant and Equipment, Distribution	14,208,000,000		13,549,000,000
Accumulated Depreciation, Distribution	3,607,000,000		3,421,000,000
Property, Plant and Equipment, Construction Work in Progress	2,615,000,000	[4]	2,866,000,000	[4]
Accumulated Depreciation, Construction Work in Progress	47,000,000		(19,000,000)
Property, Plant and Equipment, Other	2,685,000,000		2,616,000,000
Accumulated Depreciation, Other	1,268,000,000		1,130,000,000
Property, Plant and Equipment, Gross, Total	42,231,000,000		40,393,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	13,940,000,000		13,470,000,000
Regulated Operation Member | Generation [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	9		9		9
Depreciable Life, Maximum	132		132		132
Annual Composite Depreciation Rate - Minimum	1.60%		1.60%		1.60%
Annual Composite Depreciation Rate - Maximum	3.80%		3.80%		3.50%
Regulated Operation Member | Transmission [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	25		25		25
Depreciable Life, Maximum	87		87		87
Annual Composite Depreciation Rate - Minimum	1.40%		1.40%		1.40%
Annual Composite Depreciation Rate - Maximum	3.00%		2.70%		2.70%
Regulated Operation Member | Distribution [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	11		11		11
Depreciable Life, Maximum	75		75		75
Annual Composite Depreciation Rate - Minimum	2.40%		2.40%		2.40%
Annual Composite Depreciation Rate - Maximum	3.90%		3.90%		3.90%
Regulated Operation Member | Other Property Class [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	5		5		5
Depreciable Life, Maximum	55		55		55
Annual Composite Depreciation Rate - Minimum	3.00%		4.20%		4.90%
Annual Composite Depreciation Rate - Maximum	12.50%		12.80%		11.30%
Unregulated Operation Member
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	10,205,000,000		9,998,000,000
Accumulated Depreciation, Generation	3,788,000,000		3,479,000,000
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	143,000,000		165,000,000
Accumulated Depreciation, Construction Work in Progress	9,000,000		6,000,000
Property, Plant and Equipment, Other	1,161,000,000		1,128,000,000
Accumulated Depreciation, Other	329,000,000		385,000,000
Property, Plant and Equipment, Gross, Total	11,509,000,000		11,291,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	4,126,000,000		3,870,000,000
Unregulated Operation Member | Generation [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	20		20		20
Depreciable Life, Maximum	70		70		61
Annual Composite Depreciation Rate - Minimum	2.20%		1.90%		2.60%
Annual Composite Depreciation Rate - Maximum	5.10%		3.30%		5.10%
Unregulated Operation Member | Transmission [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	0		0		0
Depreciable Life, Maximum	0		0		0
Annual Composite Depreciation Rate - Minimum	0.00%		0.00%		0.00%
Annual Composite Depreciation Rate - Maximum	0.00%		0.00%		0.00%
Unregulated Operation Member | Distribution [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	0		0		0
Depreciable Life, Maximum	0		0		0
Annual Composite Depreciation Rate - Minimum	0.00%		0.00%		0.00%
Annual Composite Depreciation Rate - Maximum	0.00%		0.00%		0.00%
Arkansas Electric Cooperative Corporation [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership in plant with other companies	11.67%
East Texas Electric Cooperative [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership in plant with other companies	8.33%
Oklahoma Municipal Power Authority [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership in plant with other companies	6.67%
W.C. Beckjord Generating Station (Unit No. 6) [Member]
Jointly-owned Electric Facilities
Fuel Type	Coal		Coal
Percent of Ownership	12.50%	[5]	12.50%	[5]
Utility Plant in Service	19,000,000	[5]	19,000,000	[5]
Construction Work in Progress	0	[5]	0	[5]
Accumulated Depreciation	8,000,000	[5]	8,000,000	[5]
Conesville Generating Station (Unit No. 4) [Member]
Jointly-owned Electric Facilities
Fuel Type	Coal		Coal
Percent of Ownership	43.50%	[6]	43.50%	[6]
Utility Plant in Service	301,000,000	[6]	301,000,000	[6]
Construction Work in Progress	8,000,000	[6]	4,000,000	[6]
Accumulated Depreciation	49,000,000	[6]	45,000,000	[6]
J.M. Stuart Generating Station (c) [Member]
Jointly-owned Electric Facilities
Fuel Type	Coal		Coal
Percent of Ownership	26.00%	[7]	26.00%	[7]
Utility Plant in Service	507,000,000	[7]	499,000,000	[7]
Construction Work in Progress	23,000,000	[7]	15,000,000	[7]
Accumulated Depreciation	163,000,000	[7]	153,000,000	[7]
Wm. H. Zimmer Generating Station [Member]
Jointly-owned Electric Facilities
Fuel Type	Coal		Coal
Percent of Ownership	25.40%	[5]	25.40%	[5]
Utility Plant in Service	771,000,000	[5]	767,000,000	[5]
Construction Work in Progress	10,000,000	[5]	4,000,000	[5]
Accumulated Depreciation	366,000,000	[5]	355,000,000	[5]
Dolet Hills Generating Station (Unit No. 1) [Member]
Jointly-owned Electric Facilities
Fuel Type	Lignite		Lignite
Percent of Ownership	40.20%	[8]	40.20%	[8]
Utility Plant in Service	258,000,000	[8]	255,000,000	[8]
Construction Work in Progress	5,000,000	[8]	4,000,000	[8]
Accumulated Depreciation	192,000,000	[8]	188,000,000	[8]
Flint Creek Generating Station (Unit No. 1) [Member]
Jointly-owned Electric Facilities
Fuel Type	Coal		Coal
Percent of Ownership	50.00%	[9]	50.00%	[9]
Utility Plant in Service	116,000,000	[9]	116,000,000	[9]
Construction Work in Progress	7,000,000	[9]	5,000,000	[9]
Accumulated Depreciation	62,000,000	[9]	61,000,000	[9]
Pirkey Generating Station (Unit No. 1) [Member]
Jointly-owned Electric Facilities
Fuel Type	Lignite		Lignite
Percent of Ownership	85.90%	[9]	85.90%	[9]
Utility Plant in Service	503,000,000	[9]	497,000,000	[9]
Construction Work in Progress	10,000,000	[9]	8,000,000	[9]
Accumulated Depreciation	358,000,000	[9]	350,000,000	[9]
Oklaunion Generating Station (Unit No. 1) [Member]
Jointly-owned Electric Facilities
Fuel Type	Coal		Coal
Percent of Ownership	70.30%	[10]	70.30%	[10]
Utility Plant in Service	395,000,000	[10]	390,000,000	[10]
Construction Work in Progress	4,000,000	[10]	6,000,000	[10]
Accumulated Depreciation	201,000,000	[10]	195,000,000	[10]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership in plant with other companies	54.70%
Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Fuel Type	Coal		Coal
Percent of Ownership	73.33%	[11]	73.33%	[11]
Utility Plant in Service	0	[11]	0	[11]
Construction Work in Progress	971,000,000	[11]	688,000,000	[11]
Accumulated Depreciation	0	[11]	0	[11]
Property, Plant and Equipment (Textuals) [Abstract]
Construction costs billed to other owners	279,000,000
Jointly Owned Electricity Transmission And Distribution System Member
Jointly-owned Electric Facilities
Fuel Type	N/A		N/A
Percent of Ownership	(d)	[12]	(d)	[12]
Utility Plant in Service	63,000,000		70,000,000
Construction Work in Progress	3,000,000		1,000,000
Accumulated Depreciation	$ 48,000,000		$ 47,000,000

[1]	The current portion of our ARO, totaling $5 million, is included in Other Current Liabilities on our 2009 Consolidated Balance Sheet.
[2]	We adopted ASU 2009-17 effective January 1, 2010 and deconsolidated DHLC. As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.
[3]	The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 Consolidated Balance Sheet.
[4]	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
[5]	Operated by Duke Energy Corporation, a nonaffiliated company.
[6]	Operated by CSPCo
[7]	Operated by The Dayton Power & Light Company, a nonaffiliated company
[8]	Operated by CLECO, a nonaffiliated company.
[9]	Operated by SWEPCo.
[10]	Operated by PSO and also jointly-owned (54.7%) by TNC.
[11]	Turk Generating Plant is currently under construction with a projected commercial operation date of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2010, construction costs totaling $279 million have been billed to the other owners.
[12]	Varying percentages of ownership.

Cost Reduction Initiatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Cost Reduction Initiatives Text [Abstract]
Number Employees Severed Voluntary	2,461
Cost Reduction Initiatives
Incurred	$ 293
Settled	283
Adjustments	7
Remaining Balance	$ 17

Unaudited Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,434		$ 4,064		$ 3,360		$ 3,569		$ 3,282		$ 3,547		$ 3,202		$ 3,458		$ 14,427	$ 13,489	$ 14,440
Operating Income	486	[1]	1,025		394	[2]	758		481		858		682		750		2,663	2,771	2,787
Income Before Extraordinary Loss									239		446		322		363		1,218	1,370	1,388
Extraordinary Loss, Net of Tax									0		0		(5)	[3]	0		0	(5)	0
Net Income	178	[1]	557		137	[2]	346		239		446		317		363		1,218	1,365	1,388
Amounts Attributable To AEP Common Shareholders
Income Before Extraordinary Loss									238		443		321		360
Extraordinary Loss, Net of Tax									0		0		(5)	[3]	0		0	(5)	0
Net Income	$ 176	[1]	$ 555		$ 136	[2]	$ 344		$ 238		$ 443		$ 316		$ 360		$ 1,211	$ 1,357	$ 1,380
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Loss									$ 0.49	[4]	$ 0.93	[4]	$ 0.68	[4]	$ 0.89	[4]	$ 2.53	$ 2.97	$ 3.4
Extraordinary Loss per Share									$ 0		$ 0		$ (0.01)		$ 0		$ 0	$ (0.01)	$ 0
Earnings per Share	$ 0.37	[4]	$ 1.16	[4]	$ 0.28	[4]	$ 0.72	[4]	$ 0.49	[4]	$ 0.93	[4]	$ 0.67	[4]	$ 0.89	[4]	$ 2.53	$ 2.96	$ 3.43
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Loss									$ 0.49	[4]	$ 0.93	[4]	$ 0.68	[4]	$ 0.89	[4]	$ 2.53	$ 2.97	$ 3.39
Extraordinary Loss per Share									$ 0		$ 0		$ (0.01)		$ 0		$ 0	$ (0.01)	$ 0
Earnings per Share	$ 0.37	[4]	$ 1.16	[4]	$ 0.28	[4]	$ 0.72	[4]	$ 0.49	[4]	$ 0.93	[4]	$ 0.67	[4]	$ 0.89	[4]	$ 2.53	$ 2.96	$ 3.42

[1]	Includes a $43 million refund provision for the 2009 Significantly Excessive Earnings Test in addition to various other provisions for certain regulatory and legal matters.
[2]	See Note 17 for discussion of expenses related to cost reduction initiatives recorded in the second quarter of 2010.
[3]	See “SWEPCo Texas Restructuring” in “Extraordinary Item” section of Note 2 for discussion of the extraordinary loss recorded in the second quarter of 2009.
[4]	Quarterly Earnings Per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.